  As filed with the Securities and Exchange Commission on September 28, 2001.

                                             1933 Act Registration No. 333-16617
                                             1940 Act Registration No. 811-07747
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                --------------

                                   Form N-1A


      REGISTRATION STATEMENT UNDER THE
       SECURITIES ACT OF 1933            [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No. 6     [X]
                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 6                    [X]

                        (Check appropriate box or boxes)

                                --------------

                           Nuveen Multistate Trust I
               (Exact name of Registrant as Specified in Charter)

  333 West Wacker Drive, Chicago,                      60606
              Illinois
  (Address of Principal Executive                   (Zip Code)
              Office)
       Registrant's Telephone Number, including Area Code: (312) 917-7700
  Gifford R. Zimmerman, Esq.--Vice            With a copy to:
      President and Secretary                 Thomas S. Harman
       333 West Wacker Drive             Morgan Lewis & Bockius LLP
      Chicago, Illinois 60606               1800 M Street, N.W.
   (Name and Address of Agent for          Washington, D.C. 20036
              Service)

It is proposed that this filing will become effective (check appropriate box):

[X]Immediately upon filing pursu-
   ant to paragraph (b)                 [_]on (date) pursuant to paragraph
                                        [_](a)(1)
                                           75 days after filing pursuant to
                                           paragraph (a)(2)
[_]on        ,      pursuant to
   paragraph (b)
                                        [_]on (date) pursuant to paragraph
                                           (a)(2) of Rule 485.

If appropriate, check the following box:

[_]60 days after filing pursuant
   to paragraph (a)(1)

[_]This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO. 333-16617

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-07747

    This Registration Statement comprises the following papers and contents:



                 The Facing Sheet


                 Part A-


                 Prospectus For:

                    Nuveen Arizona Municipal Bond Fund

                    Nuveen Colorado Municipal Bond Fund

                    Nuveen New Mexico Municipal Bond Fund

                 Prospectus For:


                    Nuveen Florida Municipal Bond Fund

                 Prospectus For:


                    Nuveen Maryland Municipal Bond Fund

                    Nuveen Pennsylvania Municipal Bond Fund

                    Nuveen Virginia Municipal Bond Fund

                 Part B-The Statement of Additional Information

                 Copy of the Annual Reports to Shareholders (the financial
                  statements from which are incorporated by reference into the Statement of Additional Information)


                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                               PART A--PROSPECTUS

                           NUVEEN MULTISTATE TRUST I

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                                                              NUVEEN Investments

--------------------------------------------------------------------------------

Municipal Bond Funds

                                                   PROSPECTUS SEPTEMBER 28, 2001
--------------------------------------------------------------------------------

Dependable, tax-free income to help you keep more of what you earn.

                                  INVEST WELL

                                  LOOK AHEAD

                              LEAVE YOUR MARK/SM/

                             [PHOTO APPEARS HERE]

                                  Arizona
                                  Colorado
                                  New Mexico

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Section 1 The Funds

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                                   1
 ................................................................................
Nuveen Arizona Municipal Bond Fund                                             2
 ................................................................................
Nuveen Colorado Municipal Bond Fund                                            4
 ................................................................................
Nuveen New Mexico Municipal Bond Fund                                          6
 ................................................................................

Section 2 How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                          8
 ................................................................................
What Securities We Invest In                                                   9
 ................................................................................
How We Select Investments                                                     10
 ................................................................................
What the Risks Are                                                            11
 ................................................................................
How We Manage Risk                                                            12
 ................................................................................

Section 3 How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                                   13
 ................................................................................
How to Reduce Your Sales Charge                                               14
 ................................................................................
How to Buy Shares                                                             15
 ................................................................................
Systematic Investing                                                          15
 ................................................................................
Systematic Withdrawal                                                         17
 ................................................................................
Special Services                                                              17
 ................................................................................
How to Sell Shares                                                            18
 ................................................................................

Section 4 General Information

This section summarizes the funds' distribution policies and other general fund information.

Dividends, Distributions and Taxes                                            20
 ................................................................................
Distribution and Service Plans                                                21
 ................................................................................
Net Asset Value                                                               22
 ................................................................................
Fund Service Providers                                                        22
 ................................................................................

Section 5 Financial Highlights

This section provides the funds' financial performance
for the past five years.                                                      23
 ................................................................................

Appendix  Additional State Information                                        26
 ................................................................................

                                                         September 28, 2001


Section 1 The Funds

                Nuveen Arizona Municipal Bond Fund
                Nuveen Colorado Municipal Bond Fund
                Nuveen New Mexico Municipal Bond Fund

                 INTRODUCTION

                 This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.



NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE          NO BANK GUARANTEE

                                                             Section 1 The Funds

     Nuveen Arizona Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Arizona bonds. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/

                                    [BAR CHART]
                              1991          12.3%
                              1992          10.2%
                              1993          13.0%
                              1994          -5.6%
                              1995          19.0%
                              1996           3.1%
                              1997           9.6%
                              1998           6.0%
                              1999          -5.2%
                              2000          11.1%

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 7.58% and -5.84%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                             Average Annual Total Returns
                                                   for the Periods
                                               Ended December 31, 2000
                                            ..............................
Class                                       1 Year         5 Year         10 Year
----------------------------------------------------------------------------------
Class A (Offer)                                6.41%         3.85%           6.60%
Class B                                        6.35%         3.85%           6.55%
Class C                                       10.49%         4.18%           6.48%
Class R                                       11.31%         4.92%           7.15%
----------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%         5.84%           7.32%
Lipper Peer Group/3/                          10.60%         4.64%           6.63%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
[$ LOGO]

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                   A         B       C          R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases     4.20%/6/  None     None       None
 ................................................................................
Maximum Sales Charge Imposed on Reinvested
Dividends                                     None      None     None       None
 ................................................................................
Exchange Fees                                 None      None     None       None
 ................................................................................
Deferred Sales Charge/7/                      None/8/      5%/9/    1%/10/  None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                     A        B        C          R
--------------------------------------------------------------------------------
Management Fees                               .55%      .55%      .55%      .55%
 ................................................................................
12b-1 Distribution and Service Fees           .20%      .95%      .75%       --%
 ................................................................................
Other Expenses                                .20%      .20%      .20%      .20%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  .95%     1.70%     1.50%      .75%
 ................................................................................

 +After Expense
 Reimbursements


 ..............................................

  Expense
  Reimbursements   (.01%) (.01%) (.01%) (.01%)
 ..............................................
  Total Annual
  Fund Operating
  Expenses--Net     .94%  1.69%  1.49%   .74%

 ..............................................


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption               No Redemption

            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  513 $  568 $  153 $ 77 $  513 $  173 $  153 $ 77
 ................................................................................
3 Years   $  710 $  854 $  474 $240 $  710 $  536 $  474 $240
 ................................................................................
5 Years   $  923 $1,037 $  818 $417 $  923 $  923 $  818 $417
 ................................................................................
10 Years  $1,537 $1,810 $1,791 $930 $1,537 $1,810 $1,791 $930

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of







How the Fund Is Invested (as of 5/31/01)



Portfolio Statistics



Average Effective Maturity       18.18 years
 ................................................................................
Average Duration                        7.83
 ................................................................................
Weighted Average Credit Quality          AA-
 ................................................................................
Number of Issues                          97

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                       51%
 ................................................................................
AA                                         9%
 ................................................................................
A                                          9%
 ................................................................................
BBB                                       26%
 ................................................................................
NR                                         5%

 ................................................................................

Sector Diversification (Top 5)


                                       [PIE CHART]
                        Tax Obligation/General      10%
                        U.S. Guaranteed             20%
                        Other                       25%
                        Housing/Multifamily         17%
                        Tax Obligation/Limited      12%
                        Healthcare                  16%

  Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.54%.


2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper Arizona Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen Colorado Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Colorado bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 . Pursue long-term growth;

 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/

                                  [BAR CHART]
                              1991          11.6%
                              1992           9.2%
                              1993          12.9%
                              1994          -5.8%
                              1995          18.4%
                              1996           4.3%
                              1997          11.9%
                              1998           6.1%
                              1999          -6.7%
                              2000           9.2%

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 6.45% and -5.94%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                               Average Annual Total Returns
                                                   for the Periods Ended
                                                     December 31, 2000
                                              ...............................
Class                                         1 Year           5 Year           10 Year
---------------------------------------------------------------------------------------
Class A (Offer)                                4.67%           3.87%             6.38%
Class B                                        4.41%           3.91%             6.35%
Class C                                        8.52%           4.21%             6.37%
Class R                                        9.43%           4.92%             6.91%
---------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%           5.84%             7.32%
Lipper Peer Group/3/                          10.55%           5.00%             6.76%

Section 1 The Funds

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
[$ LOGO]

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                                   A       B     C    R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                      4.20%/6/  None   None None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                     None  None   None None
 ................................................................................
Exchange Fees                                 None  None   None None
 ................................................................................
Deferred Sales Charge/7/                   None/8/ 5%/9/ 1%/10/ None

 ................................................................................

Annual Fund Operating Expenses/11/

Paid From Fund Assets


Share Class                                     A     B     C    R
--------------------------------------------------------------------------------
Management Fees                                .55%  .55%  .55% .55%
 ................................................................................
12b-1 Distribution and Service Fees            .20%  .95%  .75%  --%
 ................................................................................
Other Expenses                                 .25%  .25%  .25% .26%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  1.00% 1.75% 1.55% .81%


 ................................................................................

 +After Expense
 Reimbursements
 ............................................

  Expense
  Reimbursements   (.01%) (.01%) (.01%) (.01%)
 ............................................
  Total Annual
  Fund Operating
  Expenses--Net     .99%  1.74%  1.54%   .80%

 ............................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                  Redemption                 No Redemption
            A      B      C      R      A      B      C      R
Share Class
--------------------------------------------------------------------------------
1 Year    $  518 $  573 $  158 $   83 $  518 $  178 $  158 $   83
 ................................................................................
3 Years   $  725 $  868 $  490 $  259 $  725 $  551 $  490 $  259
 ................................................................................
5 Years   $  949 $1,063 $  845 $  450 $  949 $  949 $  845 $  450
 ................................................................................
10 Years  $1,593 $1,864 $1,845 $1,002 $1,593 $1,864 $1,845 $1,002

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 3.00%.








How the Fund Is Invested (as of 5/31/01)


Portfolio Statistics


Average Effective Maturity       20.58 years
 ................................................................................
Average Duration                        7.65
 ................................................................................
Weighted Average Credit Quality            A
 ................................................................................
Number of Issues                          41

 ................................................................................

Credit Quality


AAA/U.S. Guaranteed                       23%
 ................................................................................
AA                                        20%
 ................................................................................
A                                          8%
 ................................................................................
BBB                                       22%
 ................................................................................
NR                                        26%

 ................................................................................

Other                                      1%

 ................................................................................

Sector Diversification (Top 5)

                                       [PIE CHART]
                        U.S. Guaranteed             11%
                        Housing--Multifamily        14%
                        Other                       29%
                        Housing--Single Family      13%
                        Healthcare                  18%
                        Tax Obligation--Limited     15%

2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper Colorado Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen New Mexico Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in New Mexico bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past eight years as well as annualized fund and index returns for the one- and five-year and since inception periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past eight years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                             Class A Annual Returns
                                [Graph appears here]


           1993     1994     1995     1996     1997     1998     1999    2000
           ----     ----     ----     ----     ----     ----     ----    ----
           13.9%    -7.0%    17.8%     4.0%    10.2%     5.9%    -4.9%   10.0

During the eight years ended December 31, 2000, the highest and lowest quarterly returns were 7.65% and -6.58%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                              Average Annual Total Returns
                                             for the Periods Ended December
                                                        31, 2000
                                             ...............................
                                                                             Since
Class                                        1 Year         5 Year         Inception
------------------------------------------------------------------------------------
Class A (Offer)                               5.33%         3.99%            5.42%
Class B                                       5.23%         3.98%            5.31%
Class C                                       9.38%         4.36%            5.49%
Class R                                      10.15%         5.09%            6.09%
------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/      11.68%         5.84%            6.58%
Lipper Peer Group/3/                         10.11%         4.55%            5.60%

Section 1 The Funds

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
[$ LOGO]

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                                   A         B          C        R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                       4.20%/6/    None      None       None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                  None        None      None       None
 ................................................................................
Exchange Fees                              None        None      None       None
 ................................................................................
Deferred Sales Charge/7/                   None/8/       5%/9/      1%/10/  None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                   A         B          C        R
--------------------------------------------------------------------------------
Management Fees                             .55%        .55%      .55%      .55%
 ................................................................................
12b-1 Distribution and Service Fees         .20%        .95%      .75%       --%
 ................................................................................
Other Expenses                              .24%        .23%      .24%      .24%
 ................................................................................
Total Annual Fund Operating Expenses-Gross+ .99%       1.73%     1.54%      .79%

 ................................................................................


  +After Expense
  Reimbursements
 ..............................................
  Expense
  Reimbursements   (.02%) (.01%) (.02%) (.02%)
 ..............................................
  Total Annual
  Fund Operating
  Expenses-Net       .97% 1.72%  1.52%   .77%

 ..............................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  517 $  571 $  157 $ 81 $  517 $  176 $  157 $ 81
 ................................................................................
3 Years   $  722 $  863 $  486 $252 $  722 $  545 $  486 $252
 ................................................................................
5 Years   $  944 $1,053 $  839 $439 $  944 $  939 $  839 $439
 ................................................................................
10 Years  $1,582 $1,845 $1,834 $978 $1,582 $1,845 $1,834 $978

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.90%.









How the Fund Is Invested (as of 5/31/01)


Portfolio Statistics



Average Effective Maturity       21.25 years
 ................................................................................
Average Duration                        7.26
 ................................................................................
Weighted Average Credit Quality           AA
 ................................................................................
Number of Issues                          48

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                      56%
 ................................................................................
AA                                        8%
 ................................................................................
A                                        15%
 ................................................................................
BBB                                      18%
 ................................................................................
NR                                        3%

 ................................................................................


Sector Diversification (Top 5)


                                [PIE CHART]
                   Tax Obligation-Limited               23%
                   Other                                21%
                   Education and Civic Organizations    13%
                   Housing-Single Family                24%
                   Utilities                            10%
                   U.S. Guaranteed                       9%

2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper Other States Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

Section 2 How We Manage Your Money

                 To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

                 WHO MANAGES THE FUNDS

                 Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.


                 The NIM advisers are wholly owned subsidiaries of Nuveen Investments ("Nuveen"). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today, we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $77 billion in assets.


                 Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

                 Michael S. Davern is the portfolio manager for the Arizona, Colorado, and New Mexico Funds. Mr. Davern became a Vice President of Flagship Financial Inc. in 1991, and subsequently became a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Mr. Davern currently manages investments for fifteen Nuveen-sponsored investment companies.


                 For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:


              Nuveen Arizona Municipal Bond Fund                        .55%
                 ..............................................................
              Nuveen Colorado Municipal Bond Fund                       .55%
                 ..............................................................
              Nuveen New Mexico Municipal Bond Fund                     .55%
                 ..............................................................


Section 2 How We Manage Your Money

                 WHAT SECURITIES WE INVEST IN

                 Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                 Municipal Bonds

                 The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                 States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                 The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                 The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                 In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                                              Section 2 How We Manage Your Money

                 Quality Municipal Bonds

                 The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.


                 Portfolio Maturity

                 Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                 Short-Term Investments

                 Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                 Forwards and Delayed-Delivery Settlement

                 Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                 Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. If a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Section 2 How We Manage Your Money

                 HOW WE SELECT INVESTMENTS

                 Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                 Portfolio Turnover

                 Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

                 WHAT THE RISKS ARE

                 Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.


                 Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                 Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                 Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                                              Section 2 How We Manage Your Money

                 State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Colorado and New Mexico Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Arizona Fund, which is a diversified fund.

                 Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.



                 HOW WE MANAGE RISK

                 In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.


                 Investment Limitations

                 The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                  . 25% in any one industry such as electric utilities or
                    health care.

                  . 10% in borrowings (33% if used to meet redemptions).

                 As a diversified fund, the Arizona Fund also may not have more than:

                  . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).

                 Hedging and Other Defensive Investment Strategies

                 Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                 Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

Section 2 How We Manage Your Money

Section 3 How You Can Buy and Sell Shares

                 We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.

                 WHAT SHARE CLASSES WE OFFER

                 Class A Shares

                 You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:



                                                                                    Authorized Dealer
                                       Sales Charge as % of  Sales Charge as % of  Commission as % of
               Amount of Purchase      Public Offering Price Net Amount Invested  Public Offering Price

               Less than $50,000               4.20%                4.38%               3.70%
                 .................................................................................
               $50,000 but less than
               $100,000                        4.00%                4.18%               3.50%
                 .................................................................................
               $100,000 but less than
               $250,000                        3.50%                3.63%               3.00%
                 .................................................................................
               $250,000 but less than
               $500,000                        2.50%                2.56%               2.00%
                 .................................................................................
               $500,000 but less than
               $1,000,000                      2.00%                2.04%               1.50%
                 .................................................................................
               $1,000,000 and over             --/1/                --                  1.00%/1/
                 .................................................................................

                 /1/You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.


                 Class B Shares

                 You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                       Section 3 How You Can Buy and Sell Shares

                 Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted
                 Class B shares.

               Years Since Purchase    0-1   1-2   2-3   3-4   4-5   5-6   Over 6

               CDSC                    5%    4%    4%    3%    2%    1%     None

                 ..............................................................

                 Class C Shares

                 You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee reimburses Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.


                 Class R Shares

                 You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.

                 HOW TO REDUCE YOUR SALES CHARGE

                 We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                 Class A Sales    Class A Sales    Class R
                 Charge           Charge Waivers   Eligibility
                 Reductions       . Nuveen         . Certain
                 . Rights of        Defined          employees
                   accumulation     Portfolio or     and
                 . Letter of        Exchange-        directors of
                   intent           Traded Fund      Nuveen or
                 . Group            reinvestment     employees of
                   purchase       . Certain          authorized
                                    employees        dealers
                                    and            . Bank trust
                                    directors of     departments
                                    Nuveen or
                                    employees of
                                    authorized
                                    dealers
                                  . Bank trust
                                    departments

                 In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Section 3 How You Can Buy and Sell Shares

                 HOW TO BUY SHARES

                 Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                 Through a Financial Advisor

                 You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                 By Mail

                 You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. No third party checks will be accepted.


                 Investment Minimums

                 The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

                 SYSTEMATIC INVESTING

                 Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying your fund in writing.


                 From Your Bank Account

                 You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                 From Your Paycheck

                 With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                                       Section 3 How You Can Buy and Sell Shares

                 Systematic Exchanging

                 You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                 The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                 [CHART]

                 One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

                 SYSTEMATIC WITHDRAWAL

                 If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.


                 You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.
Section 3 How You Can Buy and Sell Shares

                 SPECIAL SERVICES

                 To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                 Exchanging Shares

                 You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                 The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                 The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                 Fund Direct/SM/

                 The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

                 Reinstatement Privilege

                 If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.
                                       Section 3 How You Can Buy and Sell Shares

                 HOW TO SELL SHARES

                 You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                 Through Your Financial Advisor

                 You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.


                 By Telephone

                 If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                 By Mail

                 You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. Your request must include the following information:


                  . The fund's name;

                  . Your name and account number;

                  . The dollar or share amount you wish to redeem;

                  . The signature of each owner exactly as it appears on the account;

                  . The name of the person to whom you want your redemption
                    proceeds paid (if other than to the shareholder of record);

                  . The address where you want your redemption proceeds sent
                    (if other than the address of record);

                  . Any certificates you have for the shares; and

                  . Any required signature guarantees.

                 An Important Note About Telephone Transactions

                 Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3 How You Can Buy and Sell Shares

                 We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                 Redemptions In-Kind

                 The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

                 An Important Note About Involuntary Redemption

                 From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.
                                       Section 3 How You Can Buy and Sell Shares

Section 4 General Information

                 To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

                 DIVIDENDS, DISTRIBUTIONS AND TAXES

                 The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                 Payment and Reinvestment Options

                 The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at
                 (800) 257-8787.

                 Taxes and Tax Reporting

                 Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT). Income exempt from federal tax may be subject to state and local income tax.


                 Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder.


                 Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

Section 4 General Information

                 If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

                 Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.


                 Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.


                 Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                 Buying or Selling Shares Close to a Record Date

                 Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                 Taxable Equivalent Yields

                 The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                 Taxable Equivalent of Tax-Free Yields



                                  To Equal a Tax-Free Yield of:
                   ....................................................................
                                  4.00%       4.50%       5.00%       5.50%       6.00%
                   Tax Bracket:   A Taxable Investment Would Need to Yield:
                   --------------------------------------------------------------------
                   27.5%          5.52%       6.21%       6.90%       7.59%       8.28%
                   ....................................................................
                   30.5%          5.76%       6.47%       7.19%       7.91%       8.63%
                   ....................................................................
                   35.5%          6.20%       6.98%       7.75%       8.53%       9.30%
                   ....................................................................
                   39.1%          6.57%       7.39%       8.21%       9.03%       9.85%
                   ....................................................................

                 The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.

                 DISTRIBUTION AND SERVICE PLANS

                 Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                                                   Section 4 General Information

                 Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                 Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.

                 NET ASSET VALUE

                 The price you pay for your shares is based on each fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                 In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

                 FUND SERVICE PROVIDERS

                 The custodian of the assets of the funds is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4 General Information

  Section 5 Financial Highlights

                    The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which is available upon request.

Nuveen Arizona Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net               From
                                  Realized/             and in
                                 Unrealized             Excess                  Ending
            Beginning        Net Investment             of Net                     Net
Year Ended  Net Asset Investment       Gain         Investment  Capital          Asset     Total
May 31,         Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (10/86)
 2001          $10.24       $.54      $ .58  $1.12       $(.52)   $  --  $(.52) $10.84     11.12%
 2000           11.25        .52       (.94)  (.42)       (.52)    (.07)  (.59)  10.24     (3.75)
 1999           11.40        .53       (.09)   .44        (.54)    (.05)  (.59)  11.25      3.87
 1998           10.94        .55        .48   1.03        (.55)    (.02)  (.57)  11.40      9.56
 1997           10.73        .56        .27    .83        (.56)    (.06)  (.62)  10.94      7.85
Class B (2/97)
 2001           10.23        .46        .59   1.05        (.45)      --   (.45)  10.83     10.33
 2000           11.24        .44       (.94)  (.50)       (.44)    (.07)  (.51)  10.23     (4.48)
 1999           11.39        .45       (.10)   .35        (.45)    (.05)  (.50)  11.24      3.12
 1998           10.94        .47        .47    .94        (.47)    (.02)  (.49)  11.39      8.67
 1997(c)        10.92        .16        .02    .18        (.16)      --   (.16)  10.94      1.64
Class C (2/94)
 2001           10.23        .48        .59   1.07        (.47)      --   (.47)  10.83     10.56
 2000           11.24        .46       (.94)  (.48)       (.46)    (.07)  (.53)  10.23     (4.28)
 1999           11.39        .47       (.09)   .38        (.48)    (.05)  (.53)  11.24      3.33
 1998           10.94        .49        .47    .96        (.49)    (.02)  (.51)  11.39      8.89
 1997           10.73        .50        .27    .77        (.50)    (.06)  (.56)  10.94      7.28
Class R (2/97)
 2001           10.24        .56        .58   1.14        (.55)      --   (.55)  10.83     11.27
 2000           11.25        .54       (.94)  (.40)       (.54)    (.07)  (.61)  10.24     (3.53)
 1999           11.40        .56       (.10)   .46        (.56)    (.05)  (.61)  11.25      4.09
 1998           10.94        .57        .48   1.05        (.57)    (.02)  (.59)  11.40      9.79
 1997(c)        10.92        .19        .02    .21        (.19)      --   (.19)  10.94      1.96
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (10/86)
 2001          $70,642        .95%       5.02%        21%
 2000           69,512       1.06        4.89         41
 1999           86,452        .84        4.67         16
 1998           85,922        .83        4.87         16
 1997           82,567        .83        5.13         25
Class B (2/97)
 2001            4,447       1.70        4.27         21
 2000            3,680       1.82        4.14         41
 1999            4,180       1.58        3.95         16
 1998            1,620       1.51        4.15         16
 1997(c)           347       1.62*       4.43*        25
Class C (2/94)
 2001            5,809       1.50        4.47         21
 2000            5,290       1.61        4.34         41
 1999            6,426       1.39        4.12         16
 1998            6,328       1.35        4.33         16
 1997            3,189       1.38        4.58         25
Class R (2/97)
 2001           19,388        .75        5.22         21
 2000           19,076        .87        5.09         41
 1999           21,534        .64        4.87         16
 1998           20,504        .63        5.07         16
 1997(c)        19,031        .67*       5.38*        25
-------------------------------------------------------------------------------------------------


 * Annualized.


(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .94%, 1.69%, 1.49% and .74% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.03%, 4.28%, 4.48% and 5.23% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
                                                  Section 5 Financial Highlights

Nuveen Colorado Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net               From
                                  Realized/             and in
                                 Unrealized             Excess                  Ending
            Beginning        Net Investment             of Net                     Net
Year Ended  Net Asset Investment       Gain         Investment  Capital          Asset     Total
May 31,         Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (5/87)
 2001          $ 9.50       $.52     $  .51  $1.03       $(.51)   $  --  $(.51) $10.02     11.00%
 2000           10.68        .49      (1.14)  (.65)       (.50)    (.03)  (.53)   9.50     (6.18)
 1999           10.81        .50       (.10)   .40        (.50)    (.03)  (.53)  10.68      3.76
 1998           10.15        .52        .66   1.18        (.52)      --   (.52)  10.81     11.85
 1997            9.79        .53        .35    .88        (.52)      --   (.52)  10.15      9.22
Class B (2/97)
 2001            9.52        .45        .50    .95        (.44)      --   (.44)  10.03     10.07
 2000           10.70        .42      (1.15)  (.73)       (.42)    (.03)  (.45)   9.52     (6.88)
 1999           10.82        .42       (.08)   .34        (.43)    (.03)  (.46)  10.70      3.11
 1998           10.16        .43        .68   1.11        (.45)      --   (.45)  10.82     11.03
 1997(c)        10.21        .12       (.06)   .06        (.11)      --   (.11)  10.16       .61
Class C (2/97)
 2001            9.49        .47        .50    .97        (.45)      --   (.45)  10.01     10.41
 2000           10.67        .43      (1.14)  (.71)       (.44)    (.03)  (.47)   9.49     (6.73)
 1999           10.80        .44       (.10)   .34        (.44)    (.03)  (.47)  10.67      3.19
 1998           10.15        .46        .66   1.12        (.47)      --   (.47)  10.80     11.17
 1997(c)        10.13        .16        .02    .18        (.16)      --   (.16)  10.15      1.75
Class R (2/97)
 2001            9.50        .54        .50   1.04        (.53)      --   (.53)  10.01     11.10
 2000           10.69        .51      (1.15)  (.64)       (.52)    (.03)  (.55)   9.50     (6.08)
 1999           10.81        .52       (.08)   .44        (.53)    (.03)  (.56)  10.69      4.08
 1998           10.16        .54        .66   1.20        (.55)      --   (.55)  10.81     11.98
 1997(c)        10.21        .15       (.06)   .09        (.14)      --   (.14)  10.16       .85
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (5/87)
 2001          $32,306       1.00%       5.28%        33%
 2000           32,448       1.26        4.94         54
 1999           39,189        .96        4.61         23
 1998           37,285       1.00        4.84         19
 1997           31,229        .74        5.31         27
Class B (2/97)
 2001            4,916       1.75        4.53         33
 2000            4,533       2.04        4.19         54
 1999            4,424       1.68        3.90         23
 1998            1,661       1.75        4.06         19
 1997(c)           444       1.53*       4.60*        27
Class C (2/97)
 2001            2,995       1.55        4.73         33
 2000            3,113       1.89        4.38         54
 1999            2,464       1.49        4.10         23
 1998              875       1.55        4.25         19
 1997(c)           103       1.31*       4.94*        27
Class R (2/97)
 2001              746        .81        5.47         33
 2000            1,342       1.11        5.16         54
 1999              864        .76        4.81         23
 1998              750        .80        5.03         19
 1997(c)           413        .58*       5.60*        27
-------------------------------------------------------------------------------------------------


 * Annualized.


(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .99%, 1.74%, 1.54% and .80% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.29%, 4.54%, 4.74% and 5.48% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
Section 5 Financial Highlights

Nuveen New Mexico Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  -------------------------
                                        Net               From
                                  Realized/             and in
                                 Unrealized             Excess                 Ending
            Beginning        Net Investment             of Net                    Net
Year Ended  Net Asset Investment       Gain         Investment  Capital         Asset     Total
May 31,         Value     Income     (Loss)  Total      Income    Gains Total   Value Return(a)
------------------------------------------------------------------------------------------------
Class A (9/92)
 2001          $ 9.66       $.50      $ .56  $1.06       $(.49)    $--  $(.49) $10.23     11.11%
 2000           10.58        .47       (.90)  (.43)       (.49)     --   (.49)   9.66     (4.09)
 1999           10.67        .49       (.09)   .40        (.49)     --   (.49)  10.58      3.74
 1998           10.16        .50        .51   1.01        (.50)     --   (.50)  10.67     10.17
 1997            9.81        .51        .35    .86        (.51)     --   (.51)  10.16      8.90
Class B (2/97)
 2001            9.66        .42        .56    .98        (.41)     --   (.41)  10.23     10.26
 2000           10.57        .40       (.90)  (.50)       (.41)     --   (.41)   9.66     (4.75)
 1999           10.67        .41       (.10)   .31        (.41)     --   (.41)  10.57      2.89
 1998           10.15        .43        .52    .95        (.43)     --   (.43)  10.67      9.46
 1997(c)        10.24        .12       (.10)   .02        (.11)     --   (.11)  10.15       .18
Class C (2/97)
 2001            9.65        .44        .57   1.01        (.43)     --   (.43)  10.23     10.61
 2000           10.58        .42       (.92)  (.50)       (.43)     --   (.43)   9.65     (4.71)
 1999           10.67        .43       (.09)   .34        (.43)     --   (.43)  10.58      3.22
 1998           10.16        .45        .51    .96        (.45)     --   (.45)  10.67      9.60
 1997(c)        10.23        .12       (.08)   .04        (.11)     --   (.11)  10.16       .43
Class R (2/97)
 2001            9.68        .52        .56   1.08        (.50)     --   (.50)  10.26     11.39
 2000           10.60        .49       (.90)  (.41)       (.51)     --   (.51)   9.68     (3.89)
 1999           10.70        .51       (.10)   .41        (.51)     --   (.51)  10.60      3.86
 1998           10.17        .53        .53   1.06        (.53)     --   (.53)  10.70     10.59
 1997(c)        10.23        .14       (.07)   .07        (.13)     --   (.13)  10.17       .71
------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
------------------------------------------------------------------------------------------------
Class A (9/92)
 2001          $46,358        .99%       4.92%        10%
 2000           45,795       1.19        4.73         24
 1999           56,315        .91        4.58         14
 1998           54,959        .79        4.79         13
 1997           50,807        .77        5.07         43
Class B (2/97)
 2001            3,393       1.73        4.17         10
 2000            2,717       1.97        3.98         24
 1999            2,721       1.67        3.82         14
 1998            1,408       1.53        4.03         13
 1997(c)           657       1.54*       4.19*        43
Class C (2/97)
 2001            2,396       1.54        4.37         10
 2000            2,321       1.76        4.18         24
 1999            2,393       1.47        4.03         14
 1998            1,487       1.31        4.23         13
 1997(c)           155       1.34*       4.40*        43
Class R (2/97)
 2001              520        .79        5.12         10
 2000              434       1.01        4.91         24
 1999              479        .71        4.78         14
 1998              466        .58        5.01         13
 1997(c)           362        .59*       5.18*        43
------------------------------------------------------------------------------------------------


 * Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .97%, 1.72%, 1.52% and .77% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 4.93%, 4.18%, 4.38% and 5.13% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
                                                  Section 5 Financial Highlights

Appendix Additional State Information

                 Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

                 Arizona

                 Arizona's economy is primarily based on services, tourism and high technology manufacturing. However, the military, agriculture, and mining of primary metals still play a role in the State's economy. The State has experienced significant economic and population growth in recent years due to an influx of businesses attracted by the State's high quality of life, educated workforce, and friendly business environment. Amid a national cyclical downturn and weakness in the high-technology sector, the State's growth has slowed significantly during the first half of 2001. However, job creation remains above the national average, although it is weakening in nearly all industries.


                 The statewide unemployment rate was 3.9% in July 2001, below the 4.5% national average in July 2001 and unchanged from the July 2000 statewide average. Per capita income was $25,578 in 2000, which is approximately 86% of the national average.



                 The Arizona Constitution restricts the legislature's power to raise revenue by increasing property taxes. The State has also enacted limits on annual spending.

                 The State does not issue general obligation bonds but relies on capital outlays, revenue bonds and other methods to finance projects. Each project is individually rated for its creditworthiness.

                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to the Arizona individual income tax to the extent they are paid out of income earned on Arizona municipal bonds or U.S. government securities. While dividends paid out of income earned on Arizona municipal bonds are not subject to Arizona tax, if you are subject to tax in a state other than Arizona, these dividends may be included in calculating taxable income for that state. You will be subject to Arizona personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.


                 The treatment of corporate shareholders who pay Arizona corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

Appendix

                 Colorado

                 Colorado's trade and services sectors represent over half of non-agricultural employment in the State's economy and have expanded in the past years. Manufacturing employment is comparatively small and continues to shrink due to its concentration in defense production. The Bush administration's defense initiatives may cause the military's contribution to the economy to rise again. The trade and services sectors, led by a healthy tourist industry, helped pull the State out of a recession in the late 1980's which had been caused by contraction in the energy, high-technology and construction industries. The State's economy has enjoyed very strong growth over the past five years, outpacing national growth levels in population, employment and personal income.


                 While continuing to perform above the national average in the midst of the countrywide cyclical downturn, the State's economy has shown clear moderation in growth evidenced by increasing unemployment and slower income growth. Colorado's unemployment rate was 3.3% in July 2001, well below the 4.5% national average in July 2001, but higher than the 2.8% State rate in July 2000. Per capita income grew 4.0% to $32,949 in 2000, which is above the national average.


                 Colorado has no outstanding general obligation debt, but outstanding lease obligations are rated A1 by Moody's and A+ by Standard & Poor's. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to Colorado personal income taxes to the extent they are paid out of income earned on Colorado municipal bonds issued on or after May 1, 1980 or U.S. government securities. While dividends paid out of income earned on Colorado municipal bonds issued on or after May 1, 1980 are not subject to Colorado tax, if you are subject to tax in a state other than Colorado, these dividends may be included in calculating taxable income for that state. You will be subject to Colorado personal income tax, however, to the extent the fund distributes any taxable income, or if you sell or exchange fund shares and realize a capital gain on the transaction.


                 The treatment of corporate shareholders who pay Colorado corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                 New Mexico

                 New Mexico's major industries include energy, tourism, services, crafts, agribusiness, manufacturing and mining. The economy also benefits from the employment and technology base supplied by federal government scientific research facilities in Los Alamos, Albuquerque and White Sands. In addition, crop and livestock remain a major part of the economy.

                 New Mexico's economy continues to diversify away from its historic reliance on federal employment and oil and gas production as a result of increasing growth in the services and manufacturing sectors. However, this transition has caused the State's job growth to fall below national growth levels in recent years. In the face of the national economic downturn, the State's economy has held up reasonably well, thanks primarily to growth in the mining sector.

                                                                        Appendix

                 New Mexico's unemployment rate was 5.6% in July 2001, above the national average of 4.5% in July 2001, and also up from the 4.7% statewide average in July 2000. The State's per capita income rose only 0.6% during 2000 to $22,203, which is approximately 75% of the national average.


                 As of August 31, 2001, Moody's rates the State's general obligation debt Aa1, while Standard & Poor's rates it AA+. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.


                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to the New Mexico personal income tax to the extent they are paid out of income earned on New Mexico municipal obligations or U.S. government securities. You will generally be subject to New Mexico personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction. Distributions of capital gains from the fund, or a sale of fund shares, may be eligible for a special New Mexico state tax deduction that is allowed for up to $1,000 in net capital gains of individual taxpayers.


                 While dividends paid out of income earned on New Mexico municipal bonds are not subject to New Mexico tax, if you are subject to tax in a state other than New Mexico, these dividends may be included in calculating taxable income for that state.


                 The treatment of corporate shareholders who pay New Mexico corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

Appendix

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth
International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income
European Value Fund
Large-Cap Value Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Income
Income Fund
Floating Rate Fund/1/

Tax-Free Income

National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds
Arizona
California/2/
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts/2/
Michigan
Missouri
New Jersey
New Mexico
New York/2/
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial advisor for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.

The funds' Investment Company file number is 811-07747.

1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See the fund's prospectus for additional information.

2. Long-term and insured long-term portfolios.

NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com

                                                              NUVEEN Investments

--------------------------------------------------------------------------------

Municipal Bond Funds

                                                   PROSPECTUS SEPTEMBER 28, 2001

--------------------------------------------------------------------------------

Dependable, tax-free income to help you keep more of what you earn.

                                  INVEST WELL

                                  LOOK AHEAD

                              LEAVE YOUR MARK/SM/

                             [PHOTO APPEARS HERE]

                                    Florida

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Section 1       The Fund
This section provides you with an overview of the fund including investment objectives, portfolio holdings and historical performance information.

Introduction                                                               1
----------------------------------------------------------------------------
Nuveen Florida Municipal Bond Fund                                         2
----------------------------------------------------------------------------

Section 2       How We Manage Your Money
This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Fund                                                       4
----------------------------------------------------------------------------
What Securities We Invest In                                               5
----------------------------------------------------------------------------
How We Select Investments                                                  7
----------------------------------------------------------------------------
What the Risks Are                                                         7
----------------------------------------------------------------------------
How We Manage Risk                                                         8
----------------------------------------------------------------------------

Section 3       How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                                9
----------------------------------------------------------------------------
How to Reduce Your Sales Charge                                           10
----------------------------------------------------------------------------
How to Buy Shares                                                         11
----------------------------------------------------------------------------
Systematic Investing                                                      12
----------------------------------------------------------------------------
Systematic Withdrawal                                                     13
----------------------------------------------------------------------------
Special Services                                                          13
----------------------------------------------------------------------------
How to Sell Shares                                                        14
----------------------------------------------------------------------------

Section 4       General Information
This section summarizes the fund's distribution policies and other general fund information.

Dividends, Distributions and Taxes                                        16
----------------------------------------------------------------------------
Distribution and Service Plans                                            17
----------------------------------------------------------------------------
Net Asset Value                                                           18
----------------------------------------------------------------------------
Fund Service Providers                                                    18
----------------------------------------------------------------------------

Section 5       Financial Highlights
This section provides the fund's financial performance
for the past five years.                                                  19
----------------------------------------------------------------------------

Appendix        Additional State Information                              20
----------------------------------------------------------------------------

                                                              September 28, 2001

Section 1 The Fund

                 Nuveen Florida Municipal Bond Fund

                 INTRODUCTION

                 This prospectus is intended to provide important information to help you evaluate whether the Nuveen Mutual Fund listed above may be right for you. Please read it carefully before investing and keep it for future reference.







NOT FDIC OR GOVERNMENT INSURED       MAY LOSE VALUE       NO BANK GUARANTEE

                                                              Section 1 The Fund

     Nuveen Florida Municipal Bond Fund

Fund Overview

Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Florida bonds. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/

[BAR CHART APPEARS HERE]


1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
----------------------------------------------------------------------------
13.3%   8.7%    13.3%   -5.6%   16.4%   2.6%    8.5%    5.5%    -3.4%   9.4%

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 6.10% and -5.82%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                            Average Annual Total Returns
                                               for the Periods Ended
                                                 December 31, 2000
                                        ....................................
Class                                    1 Year           5 Year        10 Year
-------------------------------------------------------------------------------
Class A (Offer)                              4.80%       3.53%          6.19%
Class B                                      4.67%       3.53%          6.15%
Class C                                      8.81%       3.85%          6.06%
Class R                                      9.70%       4.59%          6.73%
-------------------------------------------------------------------------------
Lehman Brothers Market Benchmark/2/         11.68%       5.84%          7.32%
Lipper Peer Group/3/                        10.53%       4.59%          6.68%


Section 1 The Fund

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                   A         B         C         R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                          4.20%/6/  None      None      None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                     None      None      None      None
 ................................................................................
Exchange Fees                                 None      None      None      None
 ................................................................................
Deferred Sales Charge/7/                      None/8/     5%/9/      1%/10/ None
 ................................................................................


Annual Fund Operating Expenses/11/


Paid From Fund Assets

Share Class                                   A         B         C         R
--------------------------------------------------------------------------------
Management Fees                               .54%      .54%      .54%      .54%
 ................................................................................
12b-1 Distribution and Service Fees           .20%      .95%      .75%       --%
 ................................................................................
Other Expenses                                .14%      .14%      .14%      .14%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  .88%     1.63%     1.43%      .68%
 ................................................................................

  +After Expense Reimbursements
 ................................................................................
   Expense Reimbursements                    (.01%)    (.01%)    (.01%)    (.01%)
 ................................................................................
   Total Annual Fund Operating
     Expenses--Net                            .87%     1.62%     1.42%      .67%
 ................................................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  506 $  561 $  146 $ 69 $  506 $  166 $  146 $ 69
 ................................................................................
3 Years   $  689 $  833 $  452 $218 $  689 $  514 $  452 $218
 ................................................................................
5 Years   $  887 $1,001 $  782 $379 $  887 $  887 $  782 $379
 ................................................................................
10 Years  $1,459 $1,732 $1,713 $847 $1,459 $1,732 $1,713 $847
 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 1.61%.


How the Fund Is Invested (as of 5/31/01)


Portfolio Statistics


Average Effective Maturity       21.29 years
 ................................................................................
Average Duration                        7.97
 ................................................................................
Weighted Average Credit Quality          AA-
 ................................................................................
Number of Issues                         145

 ................................................................................

Credit Quality


AAA/U.S. Guaranteed                       49%
 ................................................................................
AA                                         6%
 ................................................................................
A                                         13%
 ................................................................................
BBB                                       11%
 ................................................................................
NR                                        21%
 ................................................................................

Sector Diversification (Top 5)

                         [PIE CHART]

                         Other                     41%
                         Transportation            10%
                         Tax Obligation/General     9%
                         Housing/Multifamily       20%
                         Healthcare                10%
                         Utilities                 10%

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.
3. Peer Group returns represent the average annualized returns of the funds in the Lipper Florida Municipal Debt category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                              Section 1 The Fund

Section 2 How We Manage Your Money

                 To help you understand how the fund's assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

                 WHO MANAGES THE FUND

                 Nuveen Advisory Corp. ("Nuveen Advisory"), the fund's investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the fund's investment portfolio, managing the fund's business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.

                 The NIM advisers are wholly owned subsidiaries of Nuveen Investments ("Nuveen"). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $77 billion in assets.


                 Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of the fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

                 Thomas J. O'Shaughnessy has been the portfolio manager for the Florida Fund since July 1998. Mr. O'Shaughnessy has been a portfolio manager for Nuveen Advisory since 1991 and an Assistant Vice President since 1998. He currently manages investments for fourteen Nuveen-sponsored investment companies.


                 For the most recent fiscal year, the fund paid .54% in management fees to Nuveen Advisory as a percentage of net assets.
Section 2 How We Manage Your Money

                 WHAT SECURITIES WE INVEST IN

                 The fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                 Municipal Bonds

                 The fund invests primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                 States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                 The fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the fund will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                 The fund may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                 In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the fund may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the fund will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the fund adequately for the additional interest rate risk the fund must assume, the fund will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, the fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                 Quality Municipal Bonds

                 The fund purchases only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by the fund's investment adviser. If suitable municipal bonds from a specific state are
                                              Section 2 How We Manage Your Money
                 not available at attractive prices and yields, the fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                 Portfolio Maturity

                 The fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                 Short-Term Investments

                 Under normal market conditions, the fund may invest up to 20% of net assets in short-term, high quality municipal bonds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The fund may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. If the fund invests in taxable securities, it may not achieve its investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                 Forwards and Delayed-Delivery Settlement

                 The fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                 Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. If the fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

                 HOW WE SELECT INVESTMENTS

                 Nuveen Advisory selects municipal bonds for the fund based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of the fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

Section 2 How We Manage Your Money

                 Portfolio Turnover

                 The fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The fund intends to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. The fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

                 WHAT THE RISKS ARE

                 Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the fund. Because of these and other risks, you should consider an investment in the fund to be a long-term investment.

                 Credit risk: The fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                 Interest rate risk: Because the fund invests in fixed-income securities, the fund is subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                 Income risk: The risk that the income from the fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if the fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                 State concentration risk: Because the fund primarily purchases municipal bonds from Florida, the fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in Florida and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information."

                 Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the fund's assets can decline as can the value of the fund's distributions.
                                              Section 2 How We Manage Your Money

                 HOW WE MANAGE RISK

                 In pursuit of its investment objective, the fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The fund limits this investment risk generally by restricting the type and maturities of municipal bonds it purchases, and by diversifying its investment portfolio geographically within Florida, as well as across different industry sectors.


                 Investment Limitations

                 The fund has adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. As a diversified fund, the fund may not have more than:


                  . 25% in any one industry such as electric utilities or
                    health care.

                  . 10% in borrowings (33% if used to meet redemptions).

                  . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).


                 Hedging and Other Defensive Investment Strategies

                 The fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of the fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                 The fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the fund's investments. The fund, however, has no present intent to use these strategies.
Section 2 How We Manage Your Money

Section 3 How You Can Buy and Sell Shares

                 We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.

                 WHAT SHARE CLASSES WE OFFER

                 Class A Shares

                 You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the fund is as follows:

                                                                                    Authorized Dealer
                                       Sales Charge as % of  Sales Charge as % of  Commission as % of
               Amount of Purchase      Public Offering Price Net Amount Invested  Public Offering Price

               Less than $50,000               4.20%                4.38%               3.70%
               ........................................................................................
               $50,000 but less than
               $100,000                        4.00%                4.18%               3.50%
               ........................................................................................
               $100,000 but less than
               $250,000                        3.50%                3.63%               3.00%
               ........................................................................................
               $250,000 but less than
               $500,000                        2.50%                2.56%               2.00%
               ........................................................................................
               $500,000 but less than
               $1,000,000                      2.00%                2.04%               1.50%
                ........................................................................................
               $1,000,000 and over             --/1/                --                  1.00%/1/
               ........................................................................................

                 /1/You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                 Class B Shares

                 You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC, based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.
                                       Section 3 How You Can Buy and Sell Shares

                 Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

               Years Since Purchase    0-1   1-2   2-3   3-4   4-5   5-6   Over 6

               CDSC                    5%    4%    4%    3%    2%    1%     None

                 ..............................................................

                 Class C Shares

                 You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee reimburses Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                 Class R Shares

                 You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.

                 HOW TO REDUCE YOUR SALES CHARGE

                 We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                 Class A Sales    Class A Sales    Class R
                 Charge           Charge Waivers   Eligibility
                 Reductions       . Nuveen         . Certain
                 . Rights of        Defined          employees
                   accumulation     Portfolio or     and
                                    Exchange-        directors of
                                    Traded Fund      Nuveen or
                                    reinvestment     employees of
                                                     authorized
                 . Letter of                         dealers
                   intent
                 . Group
                   purchase       . Certain
                                    employees
                                    and            . Bank trust
                                    directors of     departments
                                    Nuveen or
                                    employees of
                                    authorized
                                    dealers
                                  . Bank trust
                                    departments

                 In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The fund may modify or discontinue these programs at any time.
Section 3 How You Can Buy and Sell Shares

                 HOW TO BUY SHARES

                 Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                 Through a Financial Advisor

                 You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                 By Mail

                 You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. No third party checks will be accepted.


                 Investment Minimums

                 The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The fund reserves the right to reject purchase orders and to waive or increase the minimum investment requirements.

                 SYSTEMATIC INVESTING

                 Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in the fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                 From Your Bank Account

                 You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                 From Your Paycheck

                 With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.
                                       Section 3 How You Can Buy and Sell Shares

                 Systematic Exchanging

                 You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                 The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                 [CHART APPEARS HERE]

                 One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

                 SYSTEMATIC WITHDRAWAL

                 If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

                 You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.
Section 3 How You Can Buy and Sell Shares

                 SPECIAL SERVICES

                 To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                 Exchanging Shares

                 You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                 The exchange privilege is not intended to allow you to use the fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, the fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                 The fund may change or cancel its exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                 Fund Direct/SM/

                 The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

                 Reinstatement Privilege

                 If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.
                                       Section 3 How You Can Buy and Sell Shares

                 HOW TO SELL SHARES

                 You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the fund does not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                 Through Your Financial Advisor

                 You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                 By Telephone

                 If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                 By Mail

                 You can sell your shares at any time by sending a written request to the fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. Your request must include the following information:

                  . The fund's name;

                  . Your name and account number;

                  . The dollar or share amount you wish to redeem;

                  . The signature of each owner exactly as it appears on the account;

                  . The name of the person to whom you want your redemption
                    proceeds paid (if other than to the shareholder of record);

                  . The address where you want your redemption proceeds sent
                    (if other than the address of record);

                  . Any certificates you have for the shares; and

                  . Any required signature guarantees.

                 An Important Note About Telephone Transactions

                 Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.
Section 3 How You Can Buy and Sell Shares

                 We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                 Redemptions In-Kind

                 The fund generally pays redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                 An Important Note About Involuntary Redemption

                 From time to time, the fund may establish minimum account size requirements. The fund reserves the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The fund has set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                       Section 3 How You Can Buy and Sell Shares

Section 4 General Information

                 To help you understand the tax implications of investing in the fund, this section includes important details about how the fund makes distributions to shareholders. We discuss some other fund policies, as well.

                 DIVIDENDS, DISTRIBUTIONS AND TAXES

                 The fund pays tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The fund declares dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                 Payment and Reinvestment Options

                 The fund automatically reinvests your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at
                 (800) 257-8787.

                 Taxes and Tax Reporting

                 Because the fund invests primarily in municipal bonds from Florida, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal income tax and the Florida intangible personal property tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT). Income exempt from federal tax may be subject to state and local income tax.


                 Although the fund does not seek to realize taxable income or capital gains, the fund may realize and distribute taxable income or capital gains from time to time as a result of the fund's normal investment activities. The fund's distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the fund's long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The fund's taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder.


                 Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.


                 If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

                 Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.

Section 4 General Information

                 Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.

                 Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                 Buying or Selling Shares Close to a Record Date

                 Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                 Taxable Equivalent Yields

                 The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the fund with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                 Taxable Equivalent of Tax-Free Yields

                                To Equal a Tax-Free Yield of:
                 ..........................................................................
                                4.00%       4.50%       5.00%       5.50%       6.00%
                                A Taxable Investment Would Need to
               Tax Bracket:     Yield:
                 --------------------------------------------------------------------
               27.5%            5.52%       6.21%       6.90%       7.59%       8.28%
                 ..........................................................................
               30.5%            5.76%       6.47%       7.19%       7.91%       8.63%
                 ..........................................................................
               35.5%            6.20%       6.98%       7.75%       8.53%       9.30%
                 ..........................................................................
               39.1%            6.57%       7.39%       8.21%       9.03%       9.85%
                 ..........................................................................

                 The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.

                 DISTRIBUTION AND SERVICE PLANS

                 Nuveen serves as the selling agent and distributor of the fund's shares. In this capacity, Nuveen manages the offering of the fund's shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, the fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                 Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers,
                                                   Section 4 General Information
                 including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                 Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.

                 NET ASSET VALUE

                 The price you pay for your shares is based on the fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of the fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the fund's Board of Trustees or its delegate.

                 In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

                 FUND SERVICE PROVIDERS

                 The custodian of the assets of the fund is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. Chase also provides certain accounting services to the fund. The fund's transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.
Section 4 General Information

  Section 5 Financial Highlights

                    The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements, are included in the SAI and annual report, which is available upon request.

Nuveen Florida Municipal Bond Fund


Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                  Realized/           From and
                                 Unrealized          in Excess                  Ending
            Beginning        Net Investment             of Net                     Net
Year Ended  Net Asset Investment       Gain         Investment  Capital          Asset     Total
May 31,         Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (6/90)
 2001          $ 9.97       $.56      $ .36  $ .92       $(.55)   $  --  $(.55) $10.34      9.35%
 2000           10.76        .54       (.77)  (.23)       (.55)    (.01)  (.56)   9.97     (2.17)
 1999           10.94        .55       (.14)   .41        (.55)    (.04)  (.59)  10.76      3.78
 1998           10.60        .56        .34    .90        (.55)    (.01)  (.56)  10.94      8.67
 1997           10.39        .56        .21    .77        (.56)      --   (.56)  10.60      7.59
Class B (2/97)
 2001            9.96        .48        .36    .84        (.47)      --   (.47)  10.33      8.53
 2000           10.77        .46       (.79)  (.33)       (.47)    (.01)  (.48)   9.96     (3.10)
 1999           10.95        .47       (.14)   .33        (.47)    (.04)  (.51)  10.77      3.05
 1998           10.61        .48        .35    .83        (.48)    (.01)  (.49)  10.95      7.89
 1997(c)        10.59        .16        .02    .18        (.16)      --   (.16)  10.61      1.70
Class C (9/95)
 2001            9.97        .50        .36    .86        (.49)      --   (.49)  10.34      8.78
 2000           10.77        .48       (.78)  (.30)       (.49)    (.01)  (.50)   9.97     (2.79)
 1999           10.95        .49       (.14)   .35        (.49)    (.04)  (.53)  10.77      3.22
 1998           10.60        .50        .36    .86        (.50)    (.01)  (.51)  10.95      8.20
 1997           10.39        .50        .21    .71        (.50)      --   (.50)  10.60      7.00
Class R (2/97)
 2001            9.96        .58        .35    .93        (.56)      --   (.56)  10.33      9.54
 2000           10.76        .56       (.78)  (.22)       (.57)    (.01)  (.58)   9.96     (2.07)
 1999           10.94        .57       (.14)   .43        (.57)    (.04)  (.61)  10.76      4.01
 1998           10.60        .58        .35    .93        (.58)    (.01)  (.59)  10.94      8.91
 1997(c)        10.59        .19        .01    .20        (.19)      --   (.19)  10.60      1.93
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (6/90)
 2001         $239,837        .88%       5.42%        22%
 2000          250,178       1.02        5.27         18
 1999          297,505        .84        5.00         19
 1998          292,399        .84        5.13         14
 1997          296,970        .82        5.34         54
Class B (2/97)
 2001           22,629       1.63        4.67         22
 2000           17,476       1.79        4.52         18
 1999           15,768       1.59        4.25         19
 1998            5,266       1.59        4.35         14
 1997(c)           785       1.58*       4.52*        54
Class C (9/95)
 2001           19,961       1.43        4.87         22
 2000           17,167       1.59        4.72         18
 1999           16,034       1.39        4.45         19
 1998            7,646       1.39        4.58         14
 1997            5,130       1.35        4.75         54
Class R (2/97)
 2001           58,694        .68        5.62         22
 2000           56,943        .83        5.47         18
 1999           61,496        .64        5.20         19
 1998           56,428        .64        5.33         14
 1997(c)        54,247        .64*       5.55*        54
-------------------------------------------------------------------------------------------------

 * Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .87%, 1.62%, 1.42%, and .67% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.43%, 4.68%, 4.88% and 5.63% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
                                                  Section 5 Financial Highlights

Appendix Additional State Information

                 Because the fund primarily purchases municipal bonds from Florida, the fund also bears investment risks from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the fund. The discussion includes general state tax information related to an investment in the fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

                 Florida

                 Unlike most states, the Florida economy has remained relatively unaffected by the current national economic downturn. Employment and personal income growth continue to outpace the nation and recent economic reports indicate that the State continues to experience job growth, albeit at a more moderate pace. Florida has a diverse economy with recent growth in the insurance, banking, healthcare, construction and trade sectors, which has helped lessen the State's dependence on the agricultural and tourism industries.


                 Florida's unemployment rate of 4.1% in July 2001 reflects an increase from the 3.5% statewide average in July 2000 and was lower than the 4.5% national average for July 2001. Florida's 2000 per capita income of $28,145 is approximately 95% of the national average and slightly above regional levels. According to results of the 2000 Census, Florida's population growth during the 1990's was nearly double the national average. Because the State's significant senior population relies more on fixed income than on wages, income levels in the State are generally more stable over different phases of economic cycles.


                 Florida's "intangibles tax," which is levied on securities and other intangible items of monetary value, was reduced in June 2001. State officials have discussed abolishing the intangibles tax, but no legislation is currently pending.

                 As of August 31, 2001, Florida's general obligation debt carried ratings of AA+ by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

                 Tax Treatment

                 Shares of the fund will generally not be subject to the Florida intangible personal property tax if the fund meets certain levels with respect to its holdings of Florida municipal bonds and U.S. Government securities. If the fund holds other taxable securities, then your shares in the fund may be subject to the Florida intangible personal property tax, except that the portion of your shares attributable to the fund's investments in U.S. Government securities will not be subject to the tax.
Appendix

                 While dividends paid by the fund to individuals who are residents of Florida are not subject to personal income taxation in Florida, if you are subject to income tax in a state other than Florida, the dividends that result from Florida municipal bonds may be subject to income tax in that state.

                 Corporate shareholders of the fund may be subject to the Florida corporate income tax. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                                                                        Appendix

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth
International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income
European Value Fund
Large-Cap Value Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Income
Income Fund
Floating Rate Fund/1/

Tax-Free Income

National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

Arizona                        Louisiana                       North Carolina
California/2/                  Maryland                        Ohio
Colorado                       Massachusetts/2/                Pennsylvania
Connecticut                    Michigan                        Tennessee
Florida                        Missouri                        Virginia
Georgia                        New Jersey                      Wisconsin
Kansas                         New Mexico
Kentucky                       New York/2/


Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the fund's investments is available in the fund's annual and semi-annual report to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial advisor for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by writing to the SEC 's Public Reference Section, Washington, D.C. 20549.

The fund's Investment Company file number is 811-07747.

1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See the fund's prospectus for additional information.

2. Long-term and insured long-term portfolios.

NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 257-8787
www.nuveen.com

                                                              NUVEEN Investments

--------------------------------------------------------------------------------

Municipal Bond Funds

                                                   PROSPECTUS SEPTEMBER 28, 2001

--------------------------------------------------------------------------------


Dependable, tax-free income to help you keep more of what you earn.

                                  INVEST WELL

                                  LOOK AHEAD

                              LEAVE YOUR MARK/SM/

                             [PHOTO APPEARS HERE]

                                 Maryland
                                 Pennsylvania
                                 Virginia

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Section 1  The Funds

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                            1
-------------------------------------------------------------------------
Nuveen Maryland Municipal Bond Fund                                     2
-------------------------------------------------------------------------
Nuveen Pennsylvania Municipal Bond Fund                                 4
-------------------------------------------------------------------------
Nuveen Virginia Municipal Bond Fund                                     6
-------------------------------------------------------------------------

Section 2  How We Manage Your Money
This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                   8
-------------------------------------------------------------------------
What Securities We Invest In                                            9
-------------------------------------------------------------------------
How We Select Investments                                              10
-------------------------------------------------------------------------
What the Risks Are                                                     11
-------------------------------------------------------------------------
How We Manage Risk                                                     11
-------------------------------------------------------------------------

Section 3  How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                            13
-------------------------------------------------------------------------
How to Reduce Your Sales Charge                                        14
-------------------------------------------------------------------------
How to Buy Shares                                                      15
-------------------------------------------------------------------------
Systematic Investing                                                   15
-------------------------------------------------------------------------
Systematic Withdrawal                                                  16
-------------------------------------------------------------------------
Special Services                                                       17
-------------------------------------------------------------------------
How to Sell Shares                                                     18
-------------------------------------------------------------------------

Section 4  General Information
This section summarizes the funds' distribution policies and other general fund information.

Dividends, Distributions and Taxes                                     20
-------------------------------------------------------------------------
Distribution and Service Plans                                         21
-------------------------------------------------------------------------
Net Asset Value                                                        22
-------------------------------------------------------------------------
Fund Service Providers                                                 22
-------------------------------------------------------------------------

Section 5  Financial Highlights
This section provides the funds' financial performance
for the past five years.                                               23
-------------------------------------------------------------------------
Appendix   Additional State Information                                26
-------------------------------------------------------------------------

                                                              September 28, 2001
Section 1 The Funds

               Nuveen Maryland Municipal Bond Fund
               Nuveen Pennsylvania Municipal Bond Fund
               Nuveen Virginia Municipal Bond Fund

                 INTRODUCTION

                 This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.


NOT FDIC OR GOVERNMENT INSURED          MAY LOSE VALUE         NO BANK GUARANTEE

                                                             Section 1 The Funds

     Nuveen Maryland Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Maryland bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past eight years as well as annualized fund and index returns for the one- and five-year and since inception periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past eight years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/

                                 [BAR CHART]
                                1993      8.3
                                1994     -6.5
                                1995     16.9
                                1996      3.6
                                1997      7.6
                                1998      5.6
                                1999     -5.1
                                2000     10.7

During the eight years ended December 31, 2000, the highest and lowest quarterly returns were 7.46% and -3.40%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.


                                                  Average Annual Total
                                              Returns for the Periods Ended
                                                    December 31, 2000
                                             ...............................
                                                                             Since
                 Class                       1 Year         5 Year         Inception
------------------------------------------------------------------------------------
Class A (Offer)                               6.05%         3.43%            5.17%
Class B                                       5.75%         3.42%            5.03%
Class C                                       9.96%         3.71%            5.01%
Class R                                      10.86%         4.56%            5.94%
------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/      11.68%         5.84%            6.90%
Lipper Peer Group/3/                         10.29%         4.63%            5.94%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                         A              B            C          R/5/
-------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases             4.20%/6/     None         None            None
 ...............................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                        None         None         None            None
 ...............................................................................
Exchange Fees                    None         None         None            None
 ...............................................................................
Deferred Sales Charge/7/         None/8/         5%/9/        1%/10/       None

 ...............................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets

Share Class                        A            B            C             R
-------------------------------------------------------------------------------
Management Fees                   .55%         .55%         .55%          .55%
 ...............................................................................
12b-1 Distribution and
Service Fees                      .20%         .95%         .75%           --%
 ...............................................................................
Other Expenses                    .25%         .24%         .25%          .25%
 ...............................................................................
Total Annual Fund Operating
Expenses--Gross+                 1.00%        1.74%        1.55%          .80%

 ...............................................................................

 +After Expense
 Reimbursements
 .............................................

  Expense
  Reimbursements   (.02%) (.01%) (.02%) (.02%)
 .............................................
  Total Annual
  Fund Operating
  Expenses--Net     .98%  1.73%  1.53%   .78%

 .............................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  518 $  572 $  158 $ 82 $  518 $  177 $  158 $ 82
 ................................................................................
3 Years   $  725 $  866 $  490 $255 $  725 $  548 $  490 $255
 ................................................................................
5 Years   $  949 $1,058 $  845 $444 $  949 $  944 $  845 $444
 ................................................................................
10 Years  $1,593 $1,856 $1,845 $990 $1,593 $1,856 $1,845 $990

 ................................................................................

1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.97%.

How the Fund Is Invested (as of 5/31/01)


Portfolio Statistics


Average Effective Maturity       19.72 years
 ................................................................................
Average Duration                        6.79
 ................................................................................
Weighted Average Credit Quality           AA
 ................................................................................
Number of Issues                          73

 ................................................................................

Credit Quality


AAA/U.S. Guaranteed                       54%
 .............................................
AA                                        21%
 .............................................
A                                          6%
 .............................................
BBB                                       13%
 .............................................
NR                                         6%

 .............................................

Sector Diversification (Top 5)

                                 [PIE CHART]
                  Healthcare                             13%
                  Education and Civic Organizations      11%
                  Housing/Multifamily                    21%
                  Tax Obligation/Limited                 15%
                  Other                                  30%
                  Housing/Single Family                  10%

2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
3. Peer Group returns represent the average annualized returns of the funds in the Lipper Maryland Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen Pennsylvania Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Pennsylvania bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed


The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and 10-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/
                                    [BAR CHART]
                              1991          11.8%
                              1992           9.8%
                              1993          11.1%
                              1994          -4.2%
                              1995          15.3%
                              1996           3.8%
                              1997          10.0%
                              1998           5.5%
                              1999          -5.5%
                              2000          10.8%

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 5.63% and -4.45%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.

                                                Average Annual Total
                                               Returns for the Periods
                                               Ended December 31, 2000
                                            ..............................
Class                                       1 Year         5 Year         10 Year
----------------------------------------------------------------------------------
Class A (Offer)                                6.11%         3.83%           6.17%
Class B                                        5.95%         3.87%           6.14%
Class C                                       10.08%         4.14%           6.03%
Class R                                       10.89%         4.88%           6.70%
----------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%         5.84%           7.32%
Lipper Peer Group/3/                          10.48%         4.62%           6.75%

Section 1 The Funds

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                                A           B       C          R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                       4.20%/6/    None      None      None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested Dividends            None        None      None      None
 ................................................................................
Exchange Fees                              None        None      None      None
 ................................................................................
Deferred Sales Charge/7/                   None/8/        5%/9/     1%/10/ None
 ................................................................................

Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                                A           B       C          R
--------------------------------------------------------------------------------
Management Fees                             .55%        .55%      .55%      .55%
 ................................................................................
12b-1 Distribution and Service Fees         .20%        .95%      .75%       --%
 ................................................................................
Other Expenses                              .25%        .25%      .25%      .25%
 ................................................................................
Total Annual Fund Operating
  Expenses--Gross+                         1.00%       1.75%     1.55%      .80%
 ................................................................................

 +After Expense
 Reimbursements
 .............................................

  Expense
  Reimbursements   (.02%) (.02%) (.02%) (.02%)
 .............................................
  Total Annual
  Fund Operating
  Expenses--Net     .98%  1.73%  1.53%   .78%
 .............................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  518 $  573 $  158 $ 82 $  518 $  178 $  158 $ 82
 ................................................................................
3 Years   $  725 $  868 $  490 $255 $  725 $  551 $  490 $255
 ................................................................................
5 Years   $  949 $1,063 $  845 $444 $  949 $  949 $  845 $444
 ................................................................................
10 Years  $1,593 $1,864 $1,845 $990 $1,593 $1,864 $1,845 $990

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 3.73%.


How the Fund Is Invested (as of 5/31/01)


Portfolio Statistics


Average Effective Maturity       21.13 years
 ................................................................................
Average Duration                        8.22
 ................................................................................
Weighted Average Credit Quality           A+
 ................................................................................
Number of Issues                          81
 ................................................................................

Credit Quality

AAA/U.S. Guaranteed                       42%
 ................................................................................
AA                                        13%
 ................................................................................
A                                          6%
 ................................................................................
BBB                                       32%
 ................................................................................
NR                                         6%
 ................................................................................
Other                                      1%
 ................................................................................

Sector Diversification (Top 5)

                                 [PIE CHART]

                  Other                                 31%
                  Long-Term Care                        13%
                  Healthcare                            13%
                  U.S. Guaranteed                       14%
                  Transportation                         9%
                  Education and Civic Organizations     20%

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.
3. Peer Group returns reflect the performance of the Lipper Pennsylvania Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Pennsylvania Municipal Debt category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen Virginia Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Virginia bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                                 [BAR CHART]

                              1991          11.8%
                              1992           9.3%
                              1993          12.4%
                              1994          -5.5%
                              1995          16.3%
                              1996           4.0%
                              1997           9.4%
                              1998           6.1%
                              1999          -4.2%
                              2000          10.8%


During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 6.58% and -5.14%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.


                                               Average Annual Total Returns
                                                   for the Periods Ended
                                                     December 31, 2000
                                        ..........................................
Class                                    1 Year           5 Year          10 Year
----------------------------------------------------------------------------------
Class A (Offer)                              6.23%          4.20%            6.36%
Class B                                      6.06%          4.18%            6.31%
Class C                                     10.28%          4.50%            6.23%
Class R                                     11.11%          5.25%            6.91%
----------------------------------------------------------------------------------
Lehman Brothers Market Benchmark/2/        -11.68%          5.84%            7.32%
Lipper
 Peer Group/3/                             -10.46%          4.76%            6.54%

Section 1 The Funds

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                          A             B          C           R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                 4.20%/6/      None       None        None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested Dividends      None          None       None        None
 ................................................................................
Exchange Fees                        None          None       None        None
 ................................................................................
Deferred Sales Charge/7/             None/8/          5%/9/      1%/10/   None
 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets

Share Class                          A             B          C           R
--------------------------------------------------------------------------------
Management Fees                       .54%          .54%       .54%        .54%
 ................................................................................
12b-1 Distribution and Service Fees   .20%          .95%       .75%         --%
 ................................................................................
Other Expenses                        .17%          .17%       .17%        .17%
 ................................................................................
Total Annual Fund Operating
  Expenses--Gross+                    .91%         1.66%      1.46%        .71%
 ................................................................................

 +After Expense
 Reimbursements
 ...........................................

  Expense
  Reimbursements   (.01%) (.01%) (.01%)  --
 ...........................................
  Total Annual
  Fund Operating
  Expenses--Net     .90%  1.65%  1.45%  .71%
 ...........................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  509 $  564 $  149 $ 73 $  509 $  169 $  149 $ 73
 ................................................................................
3 Years   $  698 $  842 $  462 $227 $  698 $  523 $  462 $227
 ................................................................................
5 Years   $  903 $1,017 $  797 $395 $  903 $  902 $  797 $395
 ................................................................................
10 Years  $1,493 $1,766 $1,746 $883 $1,493 $1,766 $1,746 $883

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.87%.


How the Fund Is Invested (as of 5/31/01)

Portfolio Statistics

Average Effective Maturity       17.52 years
 ................................................................................
Average Duration                        6.22
 ................................................................................
Weighted Average Credit Quality           AA
 ................................................................................
Number of Issues                         139
 ................................................................................

Credit Quality

AAA/U.S. Guaranteed                       45%
 ................................................................................
AA                                        22%
 ................................................................................
A                                         11%
 ................................................................................
BBB                                       16%
 ................................................................................
NR                                         5%
 ................................................................................
Other                                      1%
 ................................................................................

Sector Diversification (Top 5)


                                [PIE CHART]

                     Other                             41%
                     Education and Civic Organizations 11%
                     Transportation                    11%
                     U.S. Guaranteed                   15%
                     Water and Sewer                   11%
                     Tax Obligation/Limited            11%


2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
3. Peer Group returns represent the average annualized returns of the funds in the Lipper Virginia Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

Section 2 How We Manage Your Money

                 To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

                 WHO MANAGES THE FUNDS

                 Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.


                 The NIM advisers are wholly owned subsidiaries of Nuveen Investments ("Nuveen"). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $77 billion in assets.


                 Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

                 Paul Brennan has been the portfolio manager for the Maryland and Virginia Funds since August 1999 and previously was a portfolio manager for Flagship Financial (since 1991). Mr. Brennan has been a portfolio manager for Nuveen Advisory since 1997. Mr. Brennan is currently an Assistant Vice President of Nuveen Advisory. He currently manages investments for fifteen Nuveen-sponsored investment companies.

                 Thomas J. O'Shaughnessy has been the portfolio manager for the Pennsylvania Fund since July 1998. Mr. O'Shaughnessy has been a portfolio manager for Nuveen Advisory since 1991 and an Assistant Vice President since 1998. He currently manages investments for fourteen Nuveen-sponsored investment companies.

                 For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:

              Nuveen Maryland Municipal Bond Fund                         .55%
                 ..............................................................
              Nuveen Pennsylvania Municipal Bond Fund                     .55%
                 ..............................................................
              Nuveen Virginia Municipal Bond Fund                         .54%
                 ..............................................................

Section 2 How We Manage Your Money

                 WHAT SECURITIES WE INVEST IN

                 Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                 Municipal Bonds

                 The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                 States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                 The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                 The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels-rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                 In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                 Quality Municipal Bonds

                 The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal
                                              Section 2 How We Manage Your Money
                 bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                 Portfolio Maturity

                 Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                 Short-Term Investments

                 Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                 Forwards and Delayed-Delivery Settlement

                 Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                 Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. If a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

                 HOW WE SELECT INVESTMENTS

                 Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                 Portfolio Turnover

                 Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains.
Section 2 How We Manage Your Money

                 Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

                 WHAT THE RISKS ARE

                 Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                 Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                 Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                 Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                 State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the funds, because they are "non-diversified" funds which authorizes them to concentrate their investments in municipal bonds of certain issuers to a greater extent than diversified funds.

                 Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.

                 HOW WE MANAGE RISK

                 In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                 Investment Limitations

                 The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit

                                              Section 2 How We Manage Your Money
                 your investment risk and maintain portfolio diversification. Each fund may not have more than:

                  . 25% in any one industry such as electric utilities or
                    health care.

                  . 10% in borrowings (33% if used to meet redemptions).

                 Hedging and Other Defensive Investment Strategies

                 Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                 Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.
Section 2 How We Manage Your Money

Section 3 How You Can Buy and Sell Shares

                 We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.

                 WHAT SHARE CLASSES WE OFFER

                 Class A Shares

                 You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:


                                                                                    Authorized Dealer
                                       Sales Charge as % of  Sales Charge as % of  Commission as % of
               Amount of Purchase      Public Offering Price Net Amount Invested  Public Offering Price

               Less than $50,000               4.20%                4.38%               3.70%
               ........................................................................................
               $50,000 but less than
               $100,000                        4.00%                4.18%               3.50%
               ........................................................................................
               $100,000 but less than
               $250,000                        3.50%                3.63%               3.00%
               ........................................................................................
               $250,000 but less than
               $500,000                        2.50%                2.56%               2.00%
               ........................................................................................
               $500,000 but less than
               $1,000,000                      2.00%                2.04%               1.50%
               ........................................................................................
               $1,000,000 and over             --/1/                --                  1.00%/1/
               ........................................................................................

                 /1/You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                 Class B Shares

                 You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.
                                       Section 3 How You Can Buy and Sell Shares

                 Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

               Years Since Purchase    0-1   1-2   2-3   3-4   4-5   5-6   Over 6

               CDSC                    5%    4%    4%    3%    2%    1%     None

                 ..............................................................

                 Class C Shares

                 You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee reimburses Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                 Class R Shares

                 You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.

                 HOW TO REDUCE YOUR SALES CHARGE

                 We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                 Class A Sales    Class A Sales    Class R
                 Charge           Charge Waivers   Eligibility
                 Reductions       . Nuveen         . Certain
                 . Rights of        Defined          employees
                   accumulation     Portfolio or     and
                 . Letter of        Exchange-        directors of
                   intent           Traded Fund      Nuveen or
                 . Group            reinvestment     employees of
                   purchase       . Certain          authorized
                                    employees        dealers
                                    and            . Bank trust
                                    directors of     departments
                                    Nuveen or
                                    employees of
                                    authorized
                                    dealers
                                  . Bank trust
                                    departments




                 In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Section 3 How You Can Buy and Sell Shares

                 HOW TO BUY SHARES

                 Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                 Through a Financial Advisor

                 You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                 By Mail

                 You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. No third party checks will be accepted.

                 Investment Minimums

                 The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

                 SYSTEMATIC INVESTING

                 Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                 From Your Bank Account

                 You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                 From Your Paycheck

                 With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                                       Section 3 How You Can Buy and Sell Shares

                 Systematic Exchanging

                 You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                 The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                 [CHART]

                 One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

                 SYSTEMATIC WITHDRAWAL

                 If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                 You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3 How You Can Buy and Sell Shares

                 SPECIAL SERVICES

                 To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                 Exchanging Shares

                 You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                 The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                 The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                 Fund Direct/SM/

                 The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

                 Reinstatement Privilege

                 If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                       Section 3 How You Can Buy and Sell Shares

                 HOW TO SELL SHARES

                 You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                 Through Your Financial Advisor

                 You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                 By Telephone

                 If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                 By Mail

                 You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. Your request must include the following information:

                  . The fund's name;

                  . Your name and account number;

                  . The dollar or share amount you wish to redeem;

                  . The signature of each owner exactly as it appears on the account;

                  . The name of the person to whom you want your redemption
                    proceeds paid (if other than to the shareholder of record);

                  . The address where you want your redemption proceeds sent
                    (if other than the address of record);

                  . Any certificates you have for the shares; and

                  . Any required signature guarantees.


                 An Important Note About Telephone Transactions

                 Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmation immediately upon receipt.

Section 3 How You Can Buy and Sell Shares

                 We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                 Redemptions In-Kind

                 The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                 An Important Note About Involuntary Redemption

                 From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                       Section 3 How You Can Buy and Sell Shares

Section 4 General Information

                 To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

                 DIVIDENDS, DISTRIBUTIONS AND TAXES

                 The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                 Payment and Reinvestment Options

                 The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at
                 (800) 257-8787.


                 Taxes and Tax Reporting

                 Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT). Income exempt from federal tax may be subject to state and local income tax.

                 Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder.


                 Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                 If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.

                 Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.


Section 4 General Information

                 Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.

                 Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                 Buying or Selling Shares Close to a Record Date

                 Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                 Taxable Equivalent Yields

                 The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                 Taxable Equivalent of Tax-Free Yields

                                To Equal a Tax-Free Yield of:
                 .....................................................................
                                4.00%       4.50%       5.00%       5.50%       6.00%
               Tax Bracket:     A Taxable Investment Would Need to Yield:
                 ---------------------------------------------------------------------
               27.5%            5.52%       6.21%       6.90%       7.59%       8.28%
                 .....................................................................
               30.5%            5.76%       6.47%       7.19%       7.91%       8.63%
                 .....................................................................
               35.5%            6.20%       6.98%       7.75%       8.53%       9.30%
                 .....................................................................
               39.1%            6.57%       7.39%       8.21%       9.03%       9.85%
                 .....................................................................

                 The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.

                 DISTRIBUTION AND SERVICE PLANS

                 Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                 Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for

                                                   Section 4 General Information

                 Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                 Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.

                 NET ASSET VALUE

                 The price you pay for your shares is based on each fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

                 In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

                 FUND SERVICE PROVIDERS

                 The custodian of the assets of the funds is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4 General Information

  Section 5 Financial Highlights

                    The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which is available upon request.

Nuveen Maryland Municipal Bond Fund


Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                  Realized/           From and
                                 Unrealized          in Excess                  Ending
            Beginning        Net Investment             of Net                     Net
Year Ended  Net Asset Investment       Gain         Investment  Capital          Asset     Total
May 31,         Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (9/94)
 2001          $ 9.55       $.48      $ .58  $1.06       $(.47)   $  --  $(.47) $10.14     11.36%
 2000           10.46        .47       (.86)  (.39)       (.49)    (.03)  (.52)   9.55     (3.71)
 1999           10.56        .49       (.11)   .38        (.48)      --   (.48)  10.46      3.65
 1998           10.25        .48        .32    .80        (.49)      --   (.49)  10.56      7.95
 1997(c)        10.25        .16        .01    .17        (.17)      --   (.17)  10.25      1.63
 1997(d)        10.43        .46       (.15)   .31        (.49)      --   (.49)  10.25      3.06
Class B (3/97)
 2001            9.56        .41        .58    .99        (.40)      --   (.40)  10.15     10.53
 2000           10.47        .40       (.86)  (.46)       (.42)    (.03)  (.45)   9.56     (4.44)
 1999           10.56        .41       (.10)   .31        (.40)      --   (.40)  10.47      2.95
 1998           10.25        .41        .31    .72        (.41)      --   (.41)  10.56      7.16
 1997(e)        10.29        .10       (.04)   .06        (.10)      --   (.10)  10.25       .83
Class C (9/94)
 2001            9.56        .43        .57   1.00        (.42)      --   (.42)  10.14     10.64
 2000           10.46        .42       (.86)  (.44)       (.43)    (.03)  (.46)   9.56     (4.16)
 1999           10.56        .43       (.11)   .32        (.42)      --   (.42)  10.46      3.07
 1998           10.24        .43        .32    .75        (.43)      --   (.43)  10.56      7.44
 1997(c)        10.24        .15         --    .15        (.15)      --   (.15)  10.24      1.43
 1997(d)        10.42        .39       (.16)   .23        (.41)      --   (.41)  10.24      2.28
Class R (12/91)
 2001            9.58        .50        .57   1.07        (.49)      --   (.49)  10.16     11.41
 2000           10.48        .49       (.85)  (.36)       (.51)    (.03)  (.54)   9.58     (3.43)
 1999           10.58        .51       (.11)   .40        (.50)      --   (.50)  10.48      3.82
 1998           10.26        .51        .32    .83        (.51)      --   (.51)  10.58      8.23
 1997(c)        10.26        .17         --    .17        (.17)      --   (.17)  10.26      1.68
 1997(d)        10.44        .47       (.14)   .33        (.51)      --   (.51)  10.26      3.29
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (9/94)
 2001          $26,137       1.00%       4.82%        28%
 2000           22,694       1.12        4.79         19
 1999           22,093        .95        4.63         29
 1998           17,427        .94        4.62          7
 1997(c)        12,977        .95*       4.90*         3
 1997(d)        11,788       1.00        4.79          4
Class B (3/97)
 2001            6,474       1.74        4.08         28
 2000            4,694       1.87        4.04         19
 1999            4,732       1.71        3.90         29
 1998            2,332       1.69        3.85          7
 1997(e)           150       1.70*       4.00*         3
Class C (9/94)
 2001            6,046       1.55        4.28         28
 2000            5,290       1.68        4.25         19
 1999            4,089       1.51        4.10         29
 1998            2,606       1.49        4.07          7
 1997(c)         2,103       1.50*       4.35*         3
 1997(d)         1,985       1.75        4.05          4
Class R (12/91)
 2001           40,619        .80        5.03         28
 2000           38,840        .92        4.99         19
 1999           44,411        .75        4.83         29
 1998           44,599        .74        4.82          7
 1997(c)        43,306        .75*       5.10*         3
 1997(d)        43,738        .75        5.06          4

--------------------------------------------------------------------------------

 * Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .98%, 1.73%, 1.53% and .78% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 4.84%, 4.09%, 4.29% and 5.04% for classes A, B, C and R, respectively.

(c) For the four months ended May 31.
(d) For the year ended January 31.
(e) From commencement of class operations as noted.

                                                  Section 5 Financial Highlights

Nuveen Pennsylvania Municipal Bond Fund


Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                  Realized/           From and
                                 Unrealized          in Excess                  Ending
            Beginning        Net Investment             of Net                     Net
Year Ended  Net Asset Investment       Gain         Investment  Capital          Asset     Total
May 31,         Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (10/86)
 2001          $ 9.38       $.53     $  .66  $1.19       $(.51)   $  --  $(.51) $10.06     12.81%
 2000           10.45        .50      (1.03)  (.53)       (.51)    (.03)  (.54)   9.38     (5.21)
 1999           10.68        .53       (.17)   .36        (.53)    (.06)  (.59)  10.45      3.42
 1998           10.25        .56        .45   1.01        (.56)    (.02)  (.58)  10.68     10.05
 1997           10.00        .57        .25    .82        (.57)      --   (.57)  10.25      8.37
Class B (2/97)
 2001            9.40        .46        .65   1.11        (.44)      --   (.44)  10.07     11.97
 2000           10.47        .42      (1.03)  (.61)       (.43)    (.03)  (.46)   9.40     (5.91)
 1999           10.70        .45       (.17)   .28        (.45)    (.06)  (.51)  10.47      2.66
 1998           10.27        .48        .45    .93        (.48)    (.02)  (.50)  10.70      9.23
 1997(c)        10.21        .16        .06    .22        (.16)      --   (.16)  10.27      2.18
Class C (2/94)
 2001            9.37        .48        .65   1.13        (.46)      --   (.46)  10.04     12.21
 2000           10.44        .44      (1.03)  (.59)       (.45)    (.03)  (.48)   9.37     (5.73)
 1999           10.68        .47       (.17)   .30        (.48)    (.06)  (.54)  10.44      2.80
 1998           10.25        .50        .45    .95        (.50)    (.02)  (.52)  10.68      9.50
 1997            9.99        .51        .26    .77        (.51)      --   (.51)  10.25      7.88
Class R (2/97)
 2001            9.38        .55        .65   1.20        (.53)      --   (.53)  10.05     13.01
 2000           10.44        .51      (1.01)  (.50)       (.53)    (.03)  (.56)   9.38     (4.93)
 1999           10.68        .55       (.17)   .38        (.56)    (.06)  (.62)  10.44      3.55
 1998           10.25        .58        .45   1.03        (.58)    (.02)  (.60)  10.68     10.30
 1997(c)        10.21        .20        .03    .23        (.19)      --   (.19)  10.25      2.31
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (10/86)
 2001          $60,278       1.00%       5.37%        21%
 2000           55,564       1.10        5.06         16
 1999           70,865        .69        5.00         18
 1998           65,826        .61        5.28         20
 1997           55,667        .70        5.61         46
Class B (2/97)
 2001            9,440       1.75        4.62         21
 2000            7,809       1.87        4.32         16
 1999            7,966       1.45        4.25         18
 1998            2,640       1.34        4.50         20
 1997(c)           229       1.35*       4.84*        46
Class C (2/94)
 2001           10,152       1.55        4.82         21
 2000            9,672       1.64        4.52         16
 1999           13,167       1.25        4.45         18
 1998            8,912       1.16        4.73         20
 1997            6,320       1.25        5.06         46
Class R (2/97)
 2001           55,290        .80        5.57         21
 2000           51,788        .91        5.26         16
 1999           61,044        .49        5.20         18
 1998           61,180        .41        5.48         20
 1997(c)        57,383        .39*       5.83*        46
-------------------------------------------------------------------------------------------------

 * Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .98%, 1.73%, 1.53% and .78% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.38%, 4.63%, 4.83% and 5.58% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
Section 5 Financial Highlights

Nuveen Virginia Municipal Bond Fund


Class
(Inception
Date)                    Investment Operations          Less Distributions
                      -----------------------------  --------------------------
                                         Net
                                   Realized/                                     Ending
            Beginning        Net  Unrealized                Net                     Net
Year Ended  Net Asset Investment  Investment         Investment  Capital          Asset     Total
May 31,         Value     Income Gain (Loss)  Total      Income    Gains  Total   Value Return(a)
--------------------------------------------------------------------------------------------------
Class A (3/86)
 2001          $10.10       $.54       $ .58  $1.12       $(.53)   $  --  $(.53) $10.69     11.27%
 2000           10.93        .53        (.83)  (.30)       (.52)    (.01)  (.53)  10.10     (2.72)
 1999           11.06        .53        (.10)   .43        (.53)    (.03)  (.56)  10.93      3.95
 1998           10.66        .56         .41    .97        (.56)    (.01)  (.57)  11.06      9.30
 1997           10.40        .58         .25    .83        (.57)      --   (.57)  10.66      8.20
Class B (2/97)
 2001           10.10        .46         .56   1.02        (.45)      --   (.45)  10.67     10.26
 2000           10.93        .45        (.82)  (.37)       (.45)    (.01)  (.46)  10.10     (3.44)
 1999           11.06        .45        (.10)   .35        (.45)    (.03)  (.48)  10.93      3.20
 1998           10.66        .48         .41    .89        (.48)    (.01)  (.49)  11.06      8.53
 1997(c)        10.62        .16         .04    .20        (.16)      --   (.16)  10.66      1.94
Class C (10/93)
 2001           10.10        .48         .57   1.05        (.48)      --   (.48)  10.67     10.50
 2000           10.92        .47        (.81)  (.34)       (.47)    (.01)  (.48)  10.10     (3.16)
 1999           11.06        .47        (.11)   .36        (.47)    (.03)  (.50)  10.92      3.30
 1998           10.65        .50         .42    .92        (.50)    (.01)  (.51)  11.06      8.81
 1997           10.39        .52         .26    .78        (.52)      --   (.52)  10.65      7.61
Class R (2/97)
 2001           10.10        .56         .56   1.12        (.55)      --   (.55)  10.67     11.32
 2000           10.93        .55        (.82)  (.27)       (.55)    (.01)  (.56)  10.10     (2.49)
 1999           11.06        .56        (.10)   .46        (.56)    (.03)  (.59)  10.93      4.18
 1998           10.66        .59         .41   1.00        (.59)    (.01)  (.60)  11.06      9.54
 1997(c)        10.62        .20         .04    .24        (.20)      --   (.20)  10.66      2.26
--------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                       Ratio of  Ratio of Net
              Ending   Expenses    Investment
                 Net to Average     Income to  Portfolio
Year Ended    Assets        Net   Average Net   Turnover
May 31,        (000)  Assets(b)     Assets(b)       Rate
--------------------------------------------------------------------------------------------------
Class A (3/86)
 2001       $136,248        .91%         5.14%        17%
 2000        125,522       1.00          5.07         22
 1999        138,941        .86          4.81         15
 1998        133,966        .74          5.15          3
 1997        122,252        .74          5.45         23
Class B (2/97)
 2001         13,094       1.66          4.38         17
 2000         10,713       1.75          4.32         22
 1999         10,419       1.61          4.05         15
 1998          3,894       1.51          4.33          3
 1997(c)         381       1.47*         4.68*        23
Class C (10/93)
 2001         15,468       1.46          4.59         17
 2000         14,263       1.55          4.53         22
 1999         17,679       1.41          4.26         15
 1998         15,660       1.29          4.59          3
 1997         11,700       1.29          4.89         23
Class R (2/97)
 2001         52,203        .71          5.34         17
 2000         50,403        .80          5.27         22
 1999         56,728        .66          5.01         15
 1998         58,734        .54          5.35          3
 1997(c)      57,002        .52*         5.69*        23
--------------------------------------------------------------------------------------------------

 * Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .90%, 1.65%, 1.45% and .71% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.14%, 4.39%, 4.59% and 5.34% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.

                                                  Section 5 Financial Highlights

Appendix Additional State Information

                 Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

                 Maryland

                 Maryland's economy continues its moderate expansion. The services, wholesale and retail trade, and government sectors account for most of the State's employment. High technology, especially in the medical and biomedical research sectors, also continues to play an important role in the State's economy. Unlike most states, government employment surpasses manufacturing employment in Maryland. Consequently, the national economic slowdown, which resulted from weakness in the manufacturing sector, has minimally affected the Maryland economy.


                 The State's unemployment rate fell to 3.6% in July 2001 from 4.0% in July 2000, and remains well below the national average of 4.5% in July 2001. Per capita income, which was $33,872 in 2000, continues to exceed national averages and Maryland remains one of the wealthiest states in the nation.


                 During its spring 1998 term, the Maryland legislature voted to accelerate the income tax reduction it passed in 1997. As a result, income taxes were reduced by 5% in 1998, more than the 2% reduction originally planned for 1998. Tax reductions have continued throughout the last three consecutive fiscal years. State officials budgeted an additional 2% tax reduction for the 2001 fiscal year and anticipate an additional 2% reduction for the 2002 fiscal year. Savings to Maryland taxpayers are expected to amount to $370 million in 2001 and are expected to exceed $500 million annually beginning in 2002.


                 Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried triple-A ratings from Moody's, Standard & Poor's, and Fitch as of August 31, 2001. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to Maryland personal income taxes to the extent they are paid out of income earned on Maryland municipal bonds or U.S. government securities. While dividends paid out of income earned on Maryland municipal bonds are not subject to Maryland tax, if you are subject to tax in a state other than Maryland, these dividends may be included in calculating taxable income for that state. You will be subject to Maryland personal income tax, however, to the extent the fund distributes any taxable income, or if you sell or exchange fund shares and realize a capital gain on the transaction.

Appendix

                 The treatment of corporate shareholders who pay Maryland corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                 Pennsylvania

                 Pennsylvania's economy, just like the national economy, continues to slow. Pennsylvania has a much larger concentration of manufacturing jobs as a percentage of total employment than the national average. However, the Pennsylvania economy benefits from the diversity of its manufacturing base, which allows the Commonwealth to have a lesser dependence on some of the more volatile manufacturing sectors such as automobile and technology. Consequently, the Pennsylvania economy has been affected by the national economic downturn, but not to the same extent as the majority of its peers in the East and Midwest.


                 Pennsylvania's unemployment rate was 4.5% in July 2001, which is equal to the 4.5% national average for July 2001, and slightly higher than the Commonwealth's 4.2% rate in July 2000. Pennsylvania's 2000 per capita income was $29,539, which is approximately equal to the national average.


                 As of August 31, 2001, Pennsylvania's general obligation debt carried ratings of AA by Standard & Poor's, Aa3 by Moody's, and AA by Fitch. These ratings reflect the Commonwealth's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to the Pennsylvania personal income tax (and, for Philadelphia residents, the Philadelphia School District income tax) to the extent those dividends result from interest earned on Pennsylvania municipal bonds or U.S. government securities. While dividends paid out of income earned on Pennsylvania municipal bonds are not subject to Pennsylvania tax, if you are subject to tax in a state other than Pennsylvania, these dividends may be included in calculating taxable income for that state. You could be subject to Pennsylvania personal income tax (and, for Philadelphia residents, the Philadelphia School District income tax), however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.


                 The treatment of corporate shareholders who pay Pennsylvania corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                 Virginia

                 Like the U.S. economy, the Virginia economy is broad-based and comprised of several distinct regions. The Commonwealth's economy nearly mirrors the U.S. economy with the services, trade and government sectors supplying a significant portion of employment. Job losses in the manufacturing sector, resulting from the national economic downturn, have been offset by strong job creation in other sectors including construction, services, trade, and finance. The federal government also remains an important employer and has a greater impact on the Commonwealth than it has on most other states.


                 Virginia's unemployment rate was a low 2.8% in July 2001, well below the national average of 4.5% in July 2001, but above the Commonwealth's July 2000 rate of 2.2%. Virginia's 2000 per capita income was $31,162, which is well above the national average.

                                                                        Appendix

                 As of August 31, 2001, Moody's, Standard & Poor's, and Fitch each rated the Commonwealth AAA. These ratings reflect the Commonwealth's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to Virginia personal income taxes to the extent they are paid out of income earned on Virginia municipal bonds or U.S. government securities. While dividends paid out of income earned on Virginia municipal bonds are not subject to Virginia tax, if you are subject to tax in a state other than Virginia, these dividends may be included in calculating taxable income for that state. You will be subject to Virginia personal income tax, however, to the extent the fund distributes any taxable income, or if you sell or exchange fund shares and realize a capital gain on the transaction.


                 The treatment of corporate shareholders who pay Virginia corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

Appendix

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth
International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income
European Value Fund
Large-Cap Value Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Income
Income Fund
Floating Rate Fund/1/

Tax-Free Income
National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds
Arizona                        Louisiana                   North Carolina
California/2/                  Maryland                    Ohio
Colorado                       Massachusetts/2/            Pennsylvania
Connecticut                    Michigan                    Tennessee
Florida                        Missouri                    Virginia
Georgia                        New Jersey                  Wisconsin
Kansas                         New Mexico
Kentucky                       New York/2/


Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial advisor for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.

The funds' Investment Company file number is 811-07747.

1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See the fund's prospectus for additional information.

2.  Long-term and insured long-term portfolios.

NUVEEN Ivestments

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 257-8787
www.nuveen.com

                                                         September 28, 2001


NUVEEN MULTISTATE TRUST I

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen Florida Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectuses of Nuveen Multistate Trust I dated September 28, 2001. The Prospectuses may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.


TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-14
Investment Adviser and Investment Management Agreement..................... S-25
Portfolio Transactions..................................................... S-26
Net Asset Value............................................................ S-27
Tax Matters................................................................ S-27
Performance Information.................................................... S-36
Additional Information on the Purchase and Redemption of Fund Shares....... S-45
Distribution and Service Plan.............................................. S-54
Independent Public Accountants and Custodian............................... S-56
Financial Statements....................................................... S-56
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1


  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Arizona Municipal Bond Fund and the Florida Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Multistate Trust I (formerly Nuveen Flagship Multistate Trust I) (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each Fund is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has seven series:
Nuveen Arizona Municipal Bond Fund (formerly Nuveen Flagship Arizona

Municipal Bond Fund and prior to that, Flagship Arizona Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Colorado Municipal Bond Fund (formerly Nuveen Flagship Colorado Municipal Bond Fund and prior to that, Flagship Colorado Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Florida Municipal Bond Fund (formerly Nuveen Flagship Florida Municipal Bond Fund and prior to that, Flagship Florida Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Maryland Municipal Bond Fund (formerly Nuveen Maryland Tax-Free Value Fund, a series of the Nuveen Multistate Tax-Free Trust); the Nuveen New Mexico Municipal Bond Fund (formerly Nuveen Flagship New Mexico Municipal Bond Fund and prior to that, the Flagship New Mexico Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Pennsylvania Municipal Bond Fund (formerly Nuveen Flagship Pennsylvania Municipal Bond Fund and prior to that, Flagship Pennsylvania Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Virginia Municipal Bond Fund (formerly Nuveen Flagship Virginia Municipal Bond Fund and prior to that, Flagship Virginia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

  As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

  The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions, and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Portfolio Trading and Turnover

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

The portfolio turnover rates for the 2000 and 2001 fiscal years were:


                                                                        Fiscal
                                                                         Year
                                                                       2000 2001
                                                                       ---- ----
      Nuveen Arizona Municipal Bond Fund ............................. 41%  21%
      Nuveen Colorado Municipal Bond Fund ............................ 54%  33%
      Nuveen Florida Municipal Bond Fund ............................. 18%  22%
      Nuveen Maryland Municipal Bond Fund ............................ 19%  28%
      Nuveen New Mexico Municipal Bond Fund .......................... 24%  10%
      Nuveen Pennsylvania Municipal Bond Fund ........................ 16%  21%
      Nuveen Virginia Municipal Bond Fund ............................ 22%  17%


When-Issued Securities or Delayed-Delivery Securities

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

  Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Zero Coupon Bonds


  The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.


Special Considerations Relating to Municipal Obligations of Designated States

  As described in the Prospectus, except for investments in temporary investments, each Fund will invest substantially all of its assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

Factors Pertaining to Arizona



  Arizona's economy is primarily based on services, tourism and high technology manufacturing. However, the military, agriculture, and mining of primary metals still play a role in the State economy. The State has experienced significant economic and population growth in recent years due to an influx of businesses attracted by the State's high quality of life, educated workforce, and friendly business environment. Major employers include Honeywell International, Motorola, Banner Health System, Wal-Mart, Raytheon Missile Systems and The Kroger Company. In the 1990's, the State's population grew by 40%, compared to the 13% growth rate for the nation. During the five year period from 1995 to 2000, the State ranked second in the nation in job and population growth and number four in Gross State Product growth.


  Amid a national cyclical downturn and weakness in the high-technology sector, the State's growth has slowed significantly during the first half of 2001. However, job creation remains above the national average, although it is weakening in nearly all industries. Given the diversified industry base, well-positioned product mix, and attractive business environment, it is reasonable to expect the economy to continue to outperform the national average.


  The statewide unemployment rate was 3.9% in July 2001, below the national average of 4.5% in July 2001 and unchanged from the July 2000 statewide average. In recent years, the State's unemployment rate has remained slightly below the national average. Per capita income was $25,578 in 2000, which is approximately 86% of the national average.


  The Arizona Constitution restricts the legislature's power to raise revenues by increasing property taxes. The State has also enacted limits on annual spending. The State does not issue general obligation bonds but relies on capital outlays, revenue bonds and other methods to finance projects. Each project is individually rated for its creditworthiness.


Factors Pertaining to Colorado

  Colorado's trade and services sectors represent over half of non-agricultural employment in the State's economy and have expanded in the past years. Manufacturing employment is comparatively small and continues to shrink due to its concentration in defense production. The Bush administration's defense initiatives may cause the military's contribution to the economy to rise again. The trade and services sectors, led by a healthy tourist industry, helped pull the State out of a recession in the late 1980's, which had been caused by contraction in the energy, high technology and construction industries. The State's economy has enjoyed very strong growth over the past five years, outpacing national growth levels in population, employment and personal income. While continuing to perform above the national average in the midst of the countrywide cyclical downturn, the State's economy has shown clear moderation in growth, evidenced by increasing unemployment and slower income growth entering the second half of 2001.


  Colorado's unemployment rate increased from 2.8% in July 2000 to 3.3% in July 2001, but is still well below the national average of 4.5% in July 2001. Per capita income grew 4.0% to $32,949 in 2000, which is approximately 115% of the national average.


  In 1992, Colorado voters approved the Taxpayer's Bill of Rights (TABOR) which limits the revenue growth of State and local governments. The State of Colorado refunded $563.2 million and $679.6 million to State residents during fiscal years 1998 and 1999, respectively. In November 2000, two voter initiatives on the ballot increased expenditures for schools and senior citizens and raised the TABOR limit for these purposes. The State projects that fiscal 2001 TABOR excess revenues will be $919.6 million, to be payable in fiscal 2002. These initiatives, plus projected slower economic growth and upwardly revised census numbers, are expected to decrease the TABOR fiscal 2002 refund payable in 2003 to $345.1 million. According to the Governor's forecasters, the rate of revenue growth is likely to shrink below the 1990's average of 9.3% in the coming years. That would cut the TABOR surplus to slightly more than $300 million for each of the next five years, adding up to nearly $1.7 billion in total.


  Colorado does not issue general obligation debt, but outstanding lease obligations are rated A1 by Moody's and A+ by Standard & Poor's. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to Florida

  Florida is one of the nation's fastest growing states. Employment and personal income growth continue to outpace the nation and recent economic reports indicate that the State continues to experience job growth, albeit at a more moderate pace. According to results of the 2000 Census, Florida's population growth during the 1990s was nearly twice the national average. Florida has a diverse economy with recent growth in the insurance, banking, healthcare, construction and trade sectors helping to lessen the State's dependence on the agriculture and tourism industries.


  Florida's unemployment rate of 4.1% in July 2001 was lower than the national average of 4.5% in July 2001 and reflects an increase from the State's 3.5% unemployment rate in July 2000. Florida's 2000 per capita income of $28,145 is approximately 95% of the national average and slightly above regional levels. Because the State's significant senior population relies more on fixed incomes than on wages, income levels in the State are generally more stable over different phases of economic cycles.


  Florida's "intangibles tax," which taxes securities and other intangible items of monetary value, was reduced in June 2001. Plans are currently being considered that may abolish the intangibles tax in coming years. The effects of the reduction or possible repeal of the intangibles tax on the State's financial position cannot be determined.


  As of August 31, 2001, Florida's general obligation debt carried ratings of AA+ by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to Maryland

  Maryland's economy continues its moderate expansion. The services, wholesale and retail trade, and government sectors account for most of the State's employment. Unlike in most states, government employment surpasses manufacturing employment in Maryland. In addition, high technology, especially in the medical and biomedical research sectors, continues to play an important role in the State's economy.

  The State's unemployment rate was 3.6% in July 2001, down from 4.0% in July 2000, and remains well below the national average, which was 4.5% in July 2001. Per capita income, which was $33,872 in 2000, continues to exceed national averages. Maryland remains among the wealthiest states in the nation.


  During its spring 1998 term, the Maryland legislature voted to accelerate the income tax reduction it passed in 1997; as a result, income taxes were reduced by 5% in 1998, more than the 2% reduction originally planned for that year. Additional reductions have continued in successive fiscal years and are expected to be phased in through 2002, which are expected to generate $2.4 billion in total tax savings for State residents.


  Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried triple-A ratings from Moody's, Standard & Poor's, and Fitch as of August 31, 2001. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.


Factors Pertaining to New Mexico

  New Mexico's major industries include energy, tourism, services, crafts, agribusiness, manufacturing and mining. The economy also benefits from the employment and technology base supplied by federal government scientific research facilities at Los Alamos, Albuquerque and White Sands. In addition, crop and livestock production remain a major part of the economy.



  New Mexico's economy continues to diversify away from its historic reliance on federal employment and oil and gas production as a result of increasing growth in the services and manufacturing sectors. However, this transition has caused the State's job growth to fall below national levels in recent years. In the face of the national economic downturn, the State's economy has held up reasonably well to date, thanks to growth in the mining industry, stable construction and services industries. However, signs of slower growth have been seen in a widening spread of the State's unemployment rate over the national average.


  The statewide unemployment rate was 5.6% in July 2001, above the national average of 4.5% in July 2001, and also up from the 4.7% statewide average in July 2000. The economy is dealing with the weakness in the manufacturing and services sectors. The majority of job losses have been in the manufacturing, communications and transportation sectors. The State's per capita income rose only 0.6% during 2000 to $22,203, which is approximately 75% of the national average.


  As of August 31, 2001, Moody's rates the State's general obligation debt Aa1, while Standard & Poor's rates it AA+. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.


Factors Pertaining to Pennsylvania

  Pennsylvania's economy, just like the national economy, continues to slow. Consequently, the Pennsylvania economy has been affected by the national economic downturn, but not to the same extent as the majority of its peers in the East and Midwest. Employment losses in the manufacturing sector have helped reduce the Commonwealth's reliance on that economically-sensitive sector. A portion of the jobs lost in the manufacturing sector have been replaced by new industries such as biotechnology, software and business services.


  Pennsylvania's unemployment rate was 4.5% in July 2001, which is equal to the national average and was slightly higher than the Commonwealth's 4.2% rate in July 2000. Pennsylvania's 2000 per capita income was $29,539, which is approximately equal to the national average.

  As of August 31, 2001, Pennsylvania's general obligation debt carried ratings of AA by Standard & Poor's, Aa3 by Moody's, and AA by Fitch. These ratings reflect the Commonwealth's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to Virginia

  Like the U.S. economy, the Virginia economy is broad-based and comprised of several distinct regions. The Commonwealth's economy nearly mirrors the U.S. economy with the services, trade, and government sectors supplying a significant portion of employment. Recent employment losses in the manufacturing sector, resulting from the national economic downturn, have been offset by strong job creation in other sectors including construction, services, trade, and finance. The federal government remains an important employer and has a greater impact on the Commonwealth than it has on most other states.


  There are approximately 10,000 tobacco farmers in the Commonwealth of Virginia, as well as an estimated 9,000 Virginia residents employed in the tobacco industry. Recent judgements against U.S. tobacco companies may have adverse financial effects on Phillip Morris, one of Virginia's largest employers. Future adverse judgements against Phillip Morris and other U.S. tobacco companies may lead to layoffs, which could have a noticeable effect on Virginia's labor markets.

  Virginia's unemployment rate was 2.8% in July 2001, well below the national average of 4.5% in July 2001, but above the Commonwealth's July 2000 rate of 2.2%. Per capita income was $31,162 in 2000, which is well above the U.S. average.


  As of August 31, 2001, Moody's, Standard & Poor's, and Fitch each rated the Commonwealth AAA. These ratings reflect the Commonwealth's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.


Hedging and Other Defensive Actions

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Short-Term Investments


  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities ("temporary investments"). Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has seven trustees, one of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.


------------------------------------------------------------------------------------
                              Date of Positions and         Principal Occupations
 Name and Address             Birth   Offices with Fund     During Past Five Years
------------------------------------------------------------------------------------
 Timothy R. Schwertfeger*     3/28/49 Chairman of the Board Chairman since July 1,
 333 West Wacker Drive                and President         1996 of The John Nuveen
 Chicago, IL 60606                    Trustee               Company, Nuveen
                                                            Investments, Nuveen
                                                            Advisory Corp. and
                                                            Nuveen Institutional
                                                            Advisory Corp., prior
                                                            thereto Executive Vice
                                                            President and Director
                                                            of The John Nuveen
                                                            Company and Nuveen
                                                            Investments; Director of
                                                            Nuveen Advisory Corp.
                                                            (since 1992) and Nuveen
                                                            Institutional Advisory
                                                            Corp.; Chairman and
                                                            Director (since January
                                                            1997) of Nuveen Asset
                                                            Management, Inc.;
                                                            Director (since 1996) of
                                                            Institutional Capital
                                                            Corporation; Chairman
                                                            and Director of
                                                            Rittenhouse Financial
                                                            Services Inc. (since
                                                            1999); Chief Executive
                                                            Officer (since September
                                                            1999) of Nuveen Senior
                                                            Loan Asset Management
                                                            Inc.

------------------------------------------------------------------------------------
 Robert P. Bremner            8/22/40 Trustee               Private Investor and
 3725 Huntington Street, N.W.                               Management Consultant.
 Washington, D.C. 20015

------------------------------------------------------------------------------------
 Lawrence H. Brown            7/29/34 Trustee               Retired (August 1989) as
 201 Michigan Avenue                                        Senior Vice President of
 Highwood, IL 60040                                         The Northern Trust
                                                            Company

------------------------------------------------------------------------------------
 Anne E. Impellizzeri         1/26/33 Trustee               President and Chief
 15 High Street                                             Executive Officer of
 Cold Spring, NY 10516                                      Blanton-Peale Institutes
                                                            of Religion and Health
                                                            (since December 1990).

------------------------------------------------------------------------------------
 Peter R. Sawers              4/3/33  Trustee               Adjunct Professor of
 22 The Landmark                                            Business and Economics,
 Northfield, IL 60093                                       University of Dubuque,
                                                            Iowa; formerly, (1991-
                                                            2000) Adjunct Professor,
                                                            Lake Forest Graduate
                                                            School of Management,
                                                            Lake Forest, Illinois;
                                                            Chartered Financial
                                                            Analyst.


--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                           Date of  Positions and                 Principal Occupations
 Name and Address          Birth    Offices with Fund             During Past Five Years
------------------------------------------------------------------------------------------
 William J. Schneider      9/24/44  Trustee                       Senior Partner and Chief
 4000 Miller-Valentine Ct.                                        Operating Officer,
 P.O. Box 744                                                     Miller-Valentine
 Dayton, OH 45401                                                 Partners; Vice
                                                                  President, Miller-
                                                                  Valentine Group, a
                                                                  development and contract
                                                                  company; Chair,
                                                                  formerly, Miami Valley
                                                                  Hospital; Vice Chair
                                                                  Miami Valley Economic
                                                                  Development Coalition;
                                                                  Member Community
                                                                  Advisory Board, National
                                                                  City Bank, Dayton, Ohio
                                                                  and Business Advisory
                                                                  Council, Cleveland
                                                                  Federal Reserve Bank.

--------------------------------------------------------------------------------
 Judith M. Stockdale       12/29/47 Trustee                       Executive Director,
 35 E. Wacker Drive                                               Gaylord and Dorothy
 Suite 2600                                                       Donnelley Foundation
 Chicago, IL 60601                                                (since 1994); prior
                                                                  thereto, Executive
                                                                  Director, Great Lakes
                                                                  Protection Fund (from
                                                                  1990 to 1994).

--------------------------------------------------------------------------------
 Alan G. Berkshire         12/28/60 Vice President and            Senior Vice President
 333 West Wacker Drive              Assistant Secretary           and General Counsel
 Chicago, IL 60606                                                (since September 1997)
                                                                  and Secretary (since May
                                                                  1998) of The John Nuveen
                                                                  Company, Nuveen
                                                                  Investments, Nuveen
                                                                  Advisory Corp. and
                                                                  Nuveen Institutional
                                                                  Advisory Corp., Senior
                                                                  Vice President and
                                                                  Secretary (since
                                                                  September 1999) of
                                                                  Nuveen Senior Loan Asset
                                                                  Management Inc.; prior
                                                                  thereto, Partner in the
                                                                  law firm of Kirkland &
                                                                  Ellis.

--------------------------------------------------------------------------------
 Peter H. D'Arrigo         11/28/67 Vice President and            Vice President of Nuveen
 333 West Wacker Drive              Treasurer                     Investments (since
 Chicago, IL 60606                                                January 1999), prior
                                                                  thereto, Assistant Vice
                                                                  President (from January
                                                                  1997); formerly,
                                                                  Associate of Nuveen
                                                                  Investments; Vice
                                                                  President and Treasurer
                                                                  (since September 1999)
                                                                  of Nuveen Senior Loan
                                                                  Asset Management Inc.;
                                                                  Chartered Financial
                                                                  Analyst.

--------------------------------------------------------------------------------
 Michael S. Davern         6/26/57  Vice President                Vice President of Nuveen
 333 West Wacker Drive                                            Advisory Corp. (since
 Chicago, IL 60606                                                January 1997); prior
                                                                  thereto, Vice President
                                                                  and Portfolio Manager of
                                                                  Flagship Financial.

------------------------------------------------------------------------------------------
 Lorna C. Ferguson         10/24/45 Vice President                Vice President of Nuveen
 333 West Wacker Drive                                            Investments; Vice
 Chicago, IL 60606                                                President (since January
                                                                  1998) of Nuveen Advisory
                                                                  Corp. and Nuveen
                                                                  Institutional Advisory
                                                                  Corp.

------------------------------------------------------------------------------------------
 William M. Fitzgerald      3/2/64  Vice President                Vice President of Nuveen
 333 West Wacker Drive                                            Advisory Corp. (since
 Chicago, IL 60606                                                December 1995);
                                                                  Assistant Vice President
                                                                  of Nuveen Advisory Corp.
                                                                  (from September 1992 to
                                                                  December 1995), prior
                                                                  thereto, Assistant
                                                                  Portfolio Manager of
                                                                  Nuveen Advisory Corp.;
                                                                  Chartered Financial
                                                                  Analyst.

------------------------------------------------------------------------------------------
 Stephen D. Foy            5/31/54  Vice President and Controller Vice President of Nuveen
 333 West Wacker Drive                                            Investments and (since
 Chicago, IL 60606                                                May 1998) The John
                                                                  Nuveen Company, Vice
                                                                  President (since
                                                                  September 1999) of
                                                                  Nuveen Senior Loan Asset
                                                                  Management Inc.;
                                                                  Certified Public
                                                                  Accountant.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         Date of Positions and       Principal Occupations
 Name and Address        Birth   Offices with Fund   During Past Five Years
-------------------------------------------------------------------------------
 J. Thomas Futrell       7/5/55  Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp.; Chartered
 Chicago, IL 60606                                   Financial Analyst.

-------------------------------------------------------------------------------
 Richard A. Huber        3/26/63 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Institutional Advisory
 Chicago, IL 60606                                   Corp. (since March 1998)
                                                     and Nuveen Advisory Corp.
                                                     (since January 1997);
                                                     prior thereto, Vice
                                                     President and Portfolio
                                                     Manager of Flagship
                                                     Financial, Inc.

-------------------------------------------------------------------------------
 Steven J. Krupa         8/21/57 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Larry W. Martin         7/27/51 Vice President and  Vice President, Assistant
 333 West Wacker Drive           Assistant Secretary Secretary and Assistant
 Chicago, IL 60606                                   General Counsel of Nuveen
                                                     Investments; Vice
                                                     President and Assistant
                                                     Secretary of Nuveen
                                                     Advisory Corp.; Vice
                                                     President and Assistant
                                                     Secretary of Nuveen
                                                     Institutional Advisory
                                                     Corp.; Assistant Secretary
                                                     of The John Nuveen Company
                                                     and (since January 1997)
                                                     Nuveen Asset Management
                                                     Inc.; Vice President and
                                                     Assistant Secretary (since
                                                     September 1999) of Nuveen
                                                     Senior Loan Asset
                                                     Management Inc.

-------------------------------------------------------------------------------
 Edward F. Neild, IV     7/7/65  Vice President      Vice President (since July
 333 West Wacker Drive                               2000) of Nuveen
 Chicago, IL 60606                                   Investments; formerly Vice
                                                     President of Nuveen
                                                     Advisory Corp. and Nuveen
                                                     Institutional Advisory
                                                     Corp.; Chartered Financial
                                                     Analyst.

-------------------------------------------------------------------------------
 Stephen S. Peterson     9/20/57 Vice President      Vice President (since
 333 West Wacker Drive                               September 1997),
 Chicago, IL 60606                                   previously Assistant Vice
                                                     President (since September
                                                     1996), Portfolio Manager
                                                     prior thereto of Nuveen
                                                     Advisory Corp.; Chartered
                                                     Financial Analyst.

-------------------------------------------------------------------------------
 Thomas C. Spalding, Jr. 7/31/51 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp. and Nuveen
 Chicago, IL 60606                                   Institutional Advisory
                                                     Corp.; Chartered Financial
                                                     Analyst.
-------------------------------------------------------------------------------
 Gifford R. Zimmerman    9/9/56  Vice President and  Vice President, Assistant
 333 West Wacker Drive           Secretary           Secretary and Associate
 Chicago, IL 60606                                   General Counsel formerly
                                                     Assistant General Counsel
                                                     of Nuveen Investments;
                                                     Vice President and
                                                     Assistant Secretary of
                                                     Nuveen Advisory Corp. and
                                                     Nuveen Institutional
                                                     Advisory Corp.; Vice
                                                     President and Assistant
                                                     Secretary of The John
                                                     Nuveen Company (since May
                                                     1994); Vice President and
                                                     Assistant Secretary (since
                                                     September 1999) of Nuveen
                                                     Senior Loan Asset
                                                     Management Inc.; Chartered
                                                     Financial Analyst.


--------------------------------------------------------------------------------

  Timothy R. Schwertfeger and Peter R. Sawers serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are also directors or trustees, as the case may be, of 30 Nuveen open-end funds and 72 Nuveen closed-end funds advised by Nuveen Advisory Corp. Mr. Schwertfeger is a director or trustee, as the case may be, of 14 Nuveen open-end funds and closed-end funds advised by Nuveen Institutional Advisory Corp. and two funds advised by Nuveen Senior Loan Asset Management. None of the independent trustees has ever been a director, officer, or employee of, or a consultant to, Nuveen Advisory, Nuveen or their affiliates.


  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended May 31, 2001. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.



                                                 Deferred   Total Compensation
                                 Aggregate     Compensation   from Trust and
                               Compensation    Payable from    Fund Complex
      Name of Trustee        from the Trust(1) the Trust(2) Paid to Trustees(3)
      ---------------        ----------------- ------------ -------------------
      Robert P. Bremner.....      $3,137          $  175          $71,000
      Lawrence H. Brown.....      $3,486          $  --           $74,500
      Anne E. Impellizzeri..      $2,118          $1,167          $71,000
      Peter R. Sawers.......      $2,118          $1,168          $71,000
      William J. Schneider..      $2,118          $1,099          $71,000
      Judith M. Stockdale...      $3,017          $  279          $71,000


--------

(1) The compensation paid (but not including amounts deferred) to the independent trustees for the fiscal year ended May 31, 2001 for services to the Trust.

(2) Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

(3) Based on the compensation paid (including any amounts deferred) to the independent trustees for the fiscal year ended May 31, 2001 for services to the open-end and closed-end funds advised by NAC.


  Each trustee who is not affiliated with NAC receives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as investment adviser or manager and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or $250 per day if by telephone at a meeting of the Executive Committee or Dividend Committee. The annual retainer, fees and expenses are allocated among the funds for which NAC serves as investment adviser or manager on the basis of relative net asset sizes. The Trust requires no employees other than its officers, all of whom are compensated by NAC or Nuveen.


  The John Nuveen Company (JNC) maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by NAC are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by JNC under the direct program is made solely at the discretion of the Corporate Contributions Committee.

  The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of September 4, 2001, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.



                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
Nuveen Arizona Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    15.81%
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97E76
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Arizona Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    24.62
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97ND2
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
                            George S. Stingel                         5.56
                            Bene Natalie J. Donovan
                            7509 E. Long Look Dr.
                            Prescott Valley, AZ 86314
Nuveen Arizona Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    24.52
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97GX6
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
                            Banc of America                           9.77
                            747-04209-15
                            Attn: Mutual Funds 4th Floor
                            600 Montgomery Street
                            San Francisco, CA 94111

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
                            Donaldson Lufkin Jenrette                 6.34%
                            Securities Corporation, Inc.
                            P.O. Box 2052
                            Jersey City, NJ 07303-9998
                            NFSC FEBO W82-808946                      5.16
                            Gordon F. Huff
                            201 W. Quartz Rock Rd.
                            Phoenix, AZ 85027
Nuveen Arizona Municipal
 Bond Fund                  Horace M. Wade                            7.50
 Class R Shares............ and Christine M. Wade Trust
                            Wade Liv Trust U-A DTD 04-13-98
                            6231 Montewbella Rd. Apt. 124
                            Tucson, AZ 85704
                            Newton Rosenzweig                         5.18
                            Newton Rosenzweig Rev Trust
                            U/A 04/21/81
                            3500 E. Lincoln Dr.
                            Phoenix, AZ 85018-1010
Nuveen Colorado Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    20.30
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97IX9
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Colorado Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith     9.85
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97NC0
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
                            Donaldson Lufkin Jenrette                 5.67
                            Securities Corporation, Inc.
                            P.O. Box 2052
                            Jersey City, NJ 07303-9998
                            Donaldson Lufkin Jenrette                10.23
                            Securities Corporation, Inc.
                            P.O. Box 2052
                            Jersey City, NJ 07303-9998

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
Nuveen Colorado Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    18.75%
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97ND9
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
                            PaineWebber for the benefit of            8.16
                            Laverne L. Swalm
                            189 Ivanhoe
                            Denver, CO 80220-5839
                            PaineWebber for the benefit of            7.70
                            W. Gregory Mesch
                            3000 E. Exposition Ave.
                            Denver, CO 80209-4805
                            Raymond James & Assoc., Inc.              6.87
                            FBO Mueller TR
                            880 Carillon Pkwy
                            St. Petersburg, FL 33716
                            First Clearing Corporation               11.27
                            AC 6727-4390
                            2731 S. Xanadu Way
                            Aurora, CO 80014-3479
                            Wells Fargo Investments, LLC              5.27
                            AC 6742-8743
                            608 Second Avenue South, 8th Floor
                            Minneapolis, MN 55402
Nuveen Colorado Municipal
 Bond Fund                  Raymond Munyon                           42.02
 Class R Shares............ Lisa Ann Munyon & Renee L. Miller TRS
                            Munyon Family Irrevocable Trust
                            7650 Kline Dr.
                            Arvada, CO 80005-3776
                            Joseph N. Emmons                         15.85
                            2428 Virgo Dr.
                            Colorado Spgs, CO 80906-1048
                            Harold M. Gott                           14.33
                            P.O. Box. 1929
                            Montrose, CO 81402-1929
                            James E. Maly                            10.75
                            Carole P. Maly
                            Maly Family Trust
                            3370 W. Woodmen Road
                            Colorado Spgs, CO 80919-4507

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
Nuveen Florida Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    35.30%
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97E80
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Florida Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    38.57
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97ND3
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Florida Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    54.20
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97GX3
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Maryland Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith     7.44
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97E83
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Maryland Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    28.88
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admn. / 97NB4
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
                            NFSC FEBO A1F-190500                      8.88
                            Alan F. Robson
                            6 West Drive
                            Bethesda, MD 20814
Nuveen Maryland Municipal
 Bond Fund                  Dean Witter for the benefit of            8.55
 Class C Shares............ Julia F. Carver Rev. Living Trust
                            P.O. Box 250
                            Church Street Station
                            New York, NY 10008-0250

                                                                    Percentage
Name of Fund and Class       Name and Address of Owner             of Ownership
----------------------       -------------------------             ------------
                             Dean Witter for the benefit of            8.90%
                             August Bert Carver Rev. Living Trust
                             P.O. Box 250
                             Church Street Station
                             New York, NY 10008-0250
                             Jessie L. & John L. Daniels              10.99
                             & Diane D. Cole & Lynne D. Mella TRS
                             Jessie L. Daniels Trust
                             U/A 12/21/92
                             9039 Rouen Ln.
                             Potomac, MD 20854-3135
                             Merrill Lynch, Pierce, Fenner & Smith    10.63
                             for the sole benefit of its customers
                             Attn: Fund Admn. / 97GX7
                             4800 Deer Lake Dr. E. Fl 3
                             Jacksonville, FL 32246-6484
Nuveen Maryland Municipal
 Bond Fund                   Merrill Lynch, Pierce, Fenner & Smith     6.17
 Class R Shares............  for the sole benefit of its customers
                             Attn: Fund Admn. / 979D5
                             4800 Deer Lake Dr. E. Fl 3
                             Jacksonville, FL 32246-6484
Nuveen New Mexico Municipal
 Bond Fund                   Merrill Lynch, Pierce, Fenner & Smith    23.41
 Class A Shares............  for the sole benefit of its customers
                             Attn: Fund Admin. / 97AF5
                             4800 Deer Lake Dr. E. Fl 3
                             Jacksonville, FL 32246-6484
Nuveen New Mexico Municipal
 Bond Fund                   Merrill Lynch, Pierce, Fenner & Smith    26.49
 Class B Shares............  for the sole benefit of its customers
                             Attn: Fund Admin. / 97NC7
                             4800 Deer Lake Dr. E. Fl 3
                             Jacksonville, FL 32246-6484
                             NFSC FEBO HDM-229172                      5.54
                             Dorothy Tiramani Rev. Trust
                             6100 Cortaderia St. NE Apt. 4013
                             Albuquerque, NM 87111-8012

                                                                    Percentage
Name of Fund and Class       Name and Address of Owner             of Ownership
----------------------       -------------------------             ------------
Nuveen New Mexico Municipal
 Bond Fund                   Raymond James & Assoc., Inc.             23.03%
 Class C Shares............  for Elite Acct. 50094911 FAO
                             Ann M. Gebhart TTEE
                             UA DTD 9-27-88 AM
                             1421 Pinnacle View Dr. NE
                             Albuquerque, NM 87112-6558
                             Raymond James & Assoc., Inc.             14.77
                             FBO Hillerman R.
                             880 Carillon Pkwy
                             St. Petersburg, FL 33716
                             Raymond James & Assoc., Inc.              6.85
                             FBO Salazar, MC
                             880 Carillon Pkwy
                             St. Petersburg, FL 33716
                             Merrill Lynch, Pierce, Fenner & Smith     8.76
                             for the sole benefit of its customers
                             Attn: Fund Admin. / 97NE1
                             4800 Deer Lake Dr. E. Fl 3
                             Jacksonville, FL 32246-6484
Nuveen New Mexico Municipal
 Bond Fund                   Mary Swickard                            61.33
 Class R Shares............  84 Barcelona Ave.
                             Los Alamos, NM 87544-3428
                             William V. Mason                         13.81
                             and Jean C. Mason
                             200 Oak Street, N.E.
                             Albuquerque, NM 87106
                             Herschel W. Rogers                        8.49
                             Rosemary E. Rogers Trs
                             H.W. & R.E. Rogers Rev. Trust
                             4509 Acapulco Dr.
                             Albuquerque, NM 87111-2813
                             George R. Havens                          6.22
                             and Patricia M. Havens
                             22 Granite Cir.
                             Roswell, NM 88201
                             Bernard A. Ross                           5.82
                             Muriel D. Ross
                             140 Big Horn Ridge Dr. NE
                             Albuquerque, NM 87122-1904

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
Nuveen Pennsylvania
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    26.26%
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97E74
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Pennsylvania
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    30.41
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97ND6
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Pennsylvania
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    61.78
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97GX4
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Virginia Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    21.98
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97E81
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Virginia Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    29.31
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97ND7
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Virginia Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    50.32
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97GX2
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:


Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For the next $3 billion..........................................  .4750 of 1%
On net assets of $5 billion and over.............................  .4500 of 1%


  For the last three fiscal years, the Funds paid net management fees as follows:



                              Management Fees Net of     Fee Waivers and Expense
                             Expense Reimbursement Paid    Reimbursements from
                                     to Nuveen           Nuveen Advisory for the
                            Advisory for the Year Ended        Year Ended
                           ----------------------------- -----------------------
                            5/31/99   5/31/00   5/31/01  5/31/99 5/31/00 5/31/01
                           --------- --------- --------- ------- ------- -------
Nuveen Arizona Municipal
 Bond Fund...............    540,464   556,256   544,651 113,607 38,747     --
Nuveen Colorado Municipal
 Bond Fund...............    213,775   241,911   228,495  33,939    --      --
Nuveen Florida Municipal
 Bond Fund...............  2,027,580 1,971,449 1,850,775     --     --      --
Nuveen Maryland Municipal
 Bond Fund...............    347,750   397,068   416,231  47,257  4,922     --
Nuveen New Mexico
 Municipal Bond Fund.....    299,800   307,075   284,183  36,645    --      --
Nuveen Pennsylvania
 Municipal Bond Fund.....    446,415   734,164   718,274 361,812 30,869     --
Nuveen Virginia Municipal
 Bond Fund...............  1,123,893 1,161,710 1,154,319  71,949    --      --


  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as a co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1.3 million individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen brings over a century of expertise to the municipal bond market. Overall, Nuveen and its affiliates manage or oversee more than $77 billion in assets in a variety of products. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

  The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.


  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes, their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.


  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.


  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.


  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations.


  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and the purchasing shareholder will be taxed on the entire amount of dividend or distribution received even though some or all of the amount distributed may be a return of capital.


  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally will be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for less than one one year and other ordianry income will generally be taxed at ordinary income rates.


  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.


  If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.


  Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.


  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, which meet the definition of private activity bond under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.


  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


  The Funds are required in certain circumstances to withhold an amount computed at the applicable withholding rate, of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or (2) who are otherwise subject to backup withholding under the code.



State Tax Matters

  The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. In some taxing jurisdictions, interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible. The tax discussion summarizes general state and local tax laws which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.



Arizona

  The following is a general, abbreviated summary of certain provisions of the applicable Arizona tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Arizona Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Arizona Fund transactions.


  The following is based on the assumptions that the Arizona Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will be registered as a diversified management company under (S)5 of the Federal Investment Company Act of 1940, that it will satisfy the conditions which will cause Arizona

Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Arizona Fund's shareholders.

  The Arizona Fund is not subject to the Arizona corporate income tax.

  Distributions by the Arizona Fund that are attributable to interest on any obligation of Arizona and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Arizona individual and corporate income taxes. All remaining distributions, including distributions attributable to capital gains, will be subject to the Arizona individual and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Arizona Fund will be subject to the Arizona individual and corporate income taxes.

  Shares of the Arizona Fund may be subject to the Arizona estate tax if owned by an Arizona decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Arizona state and local tax matters.

Colorado

  The following is a general, abbreviated summary of certain provisions of the applicable Colorado tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Colorado Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Colorado Fund transactions.


  The following is based on the assumptions that the Colorado Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Colorado Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Colorado Fund's shareholders.

  The Colorado Fund will be subject to the Colorado corporate income tax only if it has a sufficient nexus with Colorado. If it is subject to the Colorado corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Colorado Fund that are attributable to interest earned on any obligation of Colorado and its political subdivisions issued on or after May 1, 1980 and certain such obligations issued before May 1, 1980 or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Colorado individual or corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Colorado individual and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Colorado Fund will be subject to the Colorado individual and corporate income taxes.

  Shares of the Colorado Fund may be subject to the Colorado estate tax if owned by an Colorado decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Colorado state and local tax matters.

Florida

  The following is a general, abbreviated summary of certain provisions of the applicable Florida tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Florida Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Florida Fund transactions.


  The following is based on the assumptions that the Florida Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause distributions of the Florida Fund to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Florida Fund's shareholders.

  The Florida Fund will be subject to the Florida corporate income tax only if it has a sufficient nexus with Florida. If the Florida Fund is subject to the Florida corporate income tax, it does not expect to pay a material amount of such tax. The Florida Fund will not be subject to the Florida intangible personal property tax.

  Shares of the Florida Fund will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, at least 90 percent of the Fund's assets consist of tax-exempt obligations of Florida and its political subdivisions ("Florida Obligations") or of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations"). If more than 10 percent of the Fund's assets consist of any other types of assets on that date, then the entire value of the Fund's shares (except for the portion of the value of the shares attributable to Federal Obligations) will be subject to the Florida intangible personal property tax.

  All distributions by the Florida Fund to corporate shareholders either organized or doing business in Florida, regardless of source, will be subject to the Florida corporate income tax. Gain on the sale, exchange, or other dispositions of shares of the Florida Fund will be subject to the Florida corporate income tax.

  Shares of the Florida Fund may be subject to the Florida estate tax if owned by a Florida decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Florida state and local tax matters.

Maryland


  The following is a general, abbreviated summary of certain provisions of the applicable Maryland tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Maryland Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Maryland Fund transactions.


  The following is based on the assumptions that the Maryland Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Maryland Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Maryland Fund's shareholders.


  The Maryland Fund will be subject to the Maryland corporate income tax only if it has a sufficient nexus with Maryland. If it is subject to the Maryland corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Maryland Fund that are attributable to interest on or gain from the sale or exchange of any obligation of Maryland or its political subdivisions ("Maryland Obligations") or any obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Maryland individual income tax or the Maryland corporate income tax. All remaining distributions to shareholders will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.


  Gain on the sale, exchange, or other disposition of shares of the Maryland Fund will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.


  Shares of the Maryland Fund may be subject to the Maryland estate tax if owned by a Maryland decedent at the time of death.


  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Maryland state and local tax matters.


New Mexico

  The following is a general, abbreviated summary of certain provisions of the applicable New Mexico tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the New Mexico Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to New Mexico Fund transactions.


  The following is based on the assumptions that the New Mexico Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause New Mexico Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the New Mexico Fund's shareholders.

  The New Mexico Fund will be subject to the New Mexico corporate franchise tax and the New Mexico corporate income tax only if it has a sufficient nexus with New Mexico. If the New Mexico Fund is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the New Mexico Fund that are attributable to interest on any obligation of New Mexico and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Mexico personal income tax or the New Mexico corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the New Mexico personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the New Mexico Fund will be subject to the New Mexico personal and corporate income taxes.

  Individual shareholders of the New Mexico Fund, may, subject to certain limitations, be able to deduct up to $1,000 of net capital gain each taxable year, therefore capital gains distributed by the New Mexico Fund, if any, or gains realized upon a sale of Fund shares, may be eligible for this exclusion.

  Shares of the New Mexico Fund may be subject to the New Mexico estate tax if owned by a New Mexico decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning New Mexico and local tax matters.

Pennsylvania

  The following is a general, abbreviated summary of certain provisions of the applicable Pennsylvania tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Pennsylvania Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Pennsylvania Fund transactions.


  The following is based on the assumptions that the Pennsylvania Fund will qualify under Subchapter M of the Code and under the Investment Company Act of 1940 as a regulated investment company, that it will satisfy the conditions which will cause Pennsylvania Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Pennsylvania Fund's shareholders.

  The Pennsylvania Fund will not be subject to the Pennsylvania corporate net income tax. The Pennsylvania Fund will not be subject to the Pennsylvania franchise tax.

  Distributions from the Pennsylvania Fund that are attributable to interest on any obligation of Pennsylvania or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Pennsylvania personal income tax, the Pennsylvania corporate net income tax, or to the Philadelphia School District income tax (for Philadelphia residents). Distributions by the Pennsylvania Fund that are attributable to interest on the obligations of states other than Pennsylvania will not be subject to the Pennsylvania corporate net income tax unless they are subject to federal income tax. Most other distributions, including those attributable to capital gains, will be subject to the Pennsylvania personal and corporate income taxes. Similarly, such other distributions would be subject to the Philadelphia School District income tax (for Philadelphia residents) except for distributions attributable to certain capital gains in respect to obligations held by the Pennsylvania Fund.


  Gain on the sale, exchange, or other disposition of shares of the Pennsylvania Fund will be subject to the Pennsylvania personal and corporate income taxes, but such gain will not be subject to the Philadelphia School District income tax (for Philadelphia residents) if the shares are held in excess of six months.

  Shares of the Pennsylvania Fund may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Pennsylvania and local tax matters.

Virginia

  The following is a general, abbreviated summary of certain provisions of the applicable Virginia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Virginia Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Virginia Fund transactions.


  The following is based on the assumptions that the Virginia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Virginia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Virginia Fund's shareholders.

  The Virginia Fund will be subject to the Virginia corporate income tax only if it has a sufficient nexus with Virginia. If it is subject to the Virginia corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Virginia Fund that are attributable to income derived from or on the sale and exchange of, obligations of Virginia and its political subdivisions and instrumentalities ("Virginia Obligations") or to income derived from or on the sale and exchange of, obligations of the United States and its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Virginia personal income tax or the Virginia corporate income tax. All remaining distributions will be subject to the Virginia personal and corporate income taxes, and may be subject to local income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Virginia Fund will be subject to the Virginia personal and corporate income taxes.

  If a shareholder receives a distribution consisting in part of taxable income, then the entire distribution will be taxed unless the shareholder substantiates the portion which is exempt from taxation.

  Shares of the Virginia Fund may be subject to the Virginia estate tax if owned by a Virginia decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Virginia state and local tax matters.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                            Yield=2[(a-b +1)/6/ -1]
                                      cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.


                                                 As of May 31, 2001
                                     ------------------------------------------
                                            Combined Federal       Taxable
                                     Yield and State Tax Rate* Equivalent Yield
                                     ----- ------------------- ----------------
      Nuveen Arizona Municipal Bond
      Fund
        Class A Shares.............  4.54%        42.0%             7.83%
        Class B Shares ............  4.00%        42.0%             6.90%
        Class C Shares.............  4.20%        42.0%             7.24%
        Class R Shares.............  4.95%        42.0%             8.53%
      Nuveen Colorado Municipal
      Bond Fund
        Class A Shares.............  5.22%        42.0%             9.00%
        Class B Shares ............  4.71%        42.0%             8.12%
        Class C Shares.............  4.90%        42.0%             8.45%
        Class R Shares.............  5.66%        42.0%             9.76%
      Nuveen Florida Municipal Bond
      Fund
        Class A Shares.............  4.67%        39.1%             7.67%
        Class B Shares ............  4.12%        39.1%             6.77%
        Class C Shares.............  4.32%        39.1%             7.09%
        Class R Shares.............  5.08%        39.1%             8.34%
      Nuveen Maryland Municipal
      Bond Fund
        Class A Shares.............  4.51%        42.0%             7.78%
        Class B Shares ............  3.97%        42.0%             6.84%
        Class C Shares.............  4.16%        42.0%             7.17%
        Class R Shares.............  4.91%        42.0%             8.47%
      Nuveen New Mexico Municipal
      Bond Fund
        Class A Shares.............  4.40%        44.0%             7.86%
        Class B Shares ............  3.85%        44.0%             6.88%
        Class C Shares.............  4.04%        44.0%             7.21%
        Class R Shares.............  4.79%        44.0%             8.55%
      Nuveen Pennsylvania Municipal
       Bond Fund
        Class A Shares.............  4.50%        41.0%             7.63%
        Class B Shares ............  3.95%        41.0%             6.69%
        Class C Shares.............  4.15%        41.0%             7.03%
        Class R Shares.............  4.90%        41.0%             8.31%

                                                As of May 31, 2001
                                    ------------------------------------------
                                           Combined Federal       Taxable
                                    Yield and State Tax Rate* Equivalent Yield
                                    ----- ------------------- ----------------
      Nuveen Virginia Municipal
       Bond Fund
        Class A Shares............. 4.32%        42.5%             7.51%
        Class B Shares ............ 3.77%        42.5%             6.56%
        Class C Shares............. 3.96%        42.5%             6.89%
        Class R Shares............. 4.71%        42.5%             8.19%

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the date quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20%, were as follows:


                                                           May 31, 2001
                                                   -----------------------------
                                                        Distribution Rates
                                                   -----------------------------
                                                           Class
                                                   Class A   B   Class C Class R
                                                   ------- ----- ------- -------
      Nuveen Arizona Municipal Bond Fund..........  4.66%  4.16%  4.32%   5.10%
      Nuveen Colorado Municipal Bond Fund.........  4.93%  4.43%  4.62%   5.33%
      Nuveen Florida Municipal Bond Fund .........  5.12%  4.59%  4.82%   5.52%
      Nuveen Maryland Municipal Bond Fund.........  4.54%  3.96%  4.20%   4.90%
      Nuveen New Mexico Municipal Bond Fund.......  4.55%  3.99%  4.16%   4.91%
      Nuveen Pennsylvania Municipal Bond Fund.....  4.98%  4.47%  4.66%   5.37%
      Nuveen Virginia Municipal Bond Fund.........  4.73%  4.22%  4.44%   5.17%


  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               Inception Dates
                                                              ------------------
Arizona Municipal Bond Fund
  Class A Shares.............................................   October 29, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 7, 1994
  Class R Shares.............................................   February 1, 1997
Colorado Municipal Bond Fund
  Class A Shares.............................................        May 4, 1987
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 1, 1997
  Class R Shares.............................................   February 1, 1997
Florida Municipal Bond Fund
  Class A Shares.............................................      June 15, 1990
  Class B Shares.............................................   February 1, 1997
  Class C Shares............................................. September 14, 1995
  Class R Shares.............................................   February 1, 1997
Maryland Municipal Bond Fund
  Class A Shares.............................................  September 6, 1994
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................  September 6, 1994
  Class R Shares.............................................      July 26, 1991
New Mexico Municipal Bond Fund
  Class A Shares............................................. September 16, 1992
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 1, 1997
  Class R Shares.............................................   February 1, 1997
Pennsylvania Municipal Bond Fund
  Class A Shares.............................................   October 29, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 2, 1994
  Class R Shares.............................................   February 1, 1997
Virginia Municipal Bond Fund
  Class A Shares.............................................     March 27, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................    October 4, 1993
  Class R Shares.............................................   February 1, 1997

  The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods (as applicable) ended May 31, 2001 and for the period from inception through May 31, 2001, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                                  Annual Total Return
                                        ---------------------------------------
                                                                        From
                                        One Year Five Years Ten Years Inception
                                         Ended     Ended      Ended    through
                                        May 31,   May 31,    May 31,   May 31,
                                          2001      2001      2001      2001
                                        -------- ---------- --------- ---------
      Nuveen Arizona Municipal Bond
       Fund
        Class A Shares................    6.44%    4.69%      6.27%     6.64%
        Class B Shares................    6.33%    4.66%      6.21%     6.63%
        Class C Shares................   10.56%    5.02%      6.14%     6.36%
        Class R Shares................   11.27%    5.77%      6.82%     7.01%
      Nuveen Colorado Municipal Bond
       Fund
        Class A Shares................    6.30%    4.81%      6.15%     6.21%
        Class B Shares................    6.07%    4.82%      6.11%     6.20%
        Class C Shares................   10.41%    5.14%      6.13%     6.09%
        Class R Shares................   11.10%    5.87%      6.69%     6.60%
      Nuveen Florida Municipal Bond
       Fund
        Class A Shares................    4.72%    4.45%      5.83%     6.17%
        Class B Shares................    4.53%    4.42%      5.79%     6.15%
        Class C Shares................    8.78%    4.79%      5.71%     6.01%
        Class R Shares................    9.54%    5.52%      6.37%     6.67%
      Nuveen Maryland Municipal Bond
       Fund
        Class A Shares................    6.67%    4.16%        N/A     5.17%
        Class B Shares................    6.53%    4.14%        N/A     5.04%
        Class C Shares................   10.64%    4.46%        N/A     5.00%
        Class R Shares................   11.41%    5.26%        N/A     5.90%
      Nuveen New Mexico Municipal Bond
       Fund
        Class A Shares................    6.48%    4.90%        N/A     5.40%
        Class B Shares................    6.26%    4.88%        N/A     5.30%
        Class C Shares................   10.61%    5.28%        N/A     5.46%
        Class R Shares................   11.39%    6.05%        N/A     6.06%
      Nuveen Pennsylvania Municipal
       Bond Fund
        Class A Shares................    8.08%    4.79%      5.94%     6.27%
        Class B Shares................    7.97%    4.81%      5.90%     6.27%
        Class C Shares................   12.21%    5.14%      5.81%     6.00%
        Class R Shares................   13.01%    5.88%      6.49%     6.65%

                                                Annual Total Return
                                      ---------------------------------------
                                                                      From
                                      One Year Five Years Ten Years Inception
                                       Ended     Ended      Ended    through
                                      May 31,   May 31,    May 31,   May 31,
                                        2001      2001      2001      2001
                                      -------- ---------- --------- ---------
      Nuveen Virginia Municipal Bond
       Fund
        Class A Shares...............   6.63%    4.97%      6.09%     6.63%
        Class B Shares...............   6.26%    4.94%      6.04%     6.63%
        Class C Shares...............  10.50%    5.30%      5.95%     6.34%
        Class R Shares...............  11.32%    6.05%      6.63%     6.99%



  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.

  The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year and ten-year periods (as applicable) ended May 31, 2001, and for the period since inception through May 31, 2001, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                                Cumulative Total Return
                                        ---------------------------------------
                                                                        From
                                        One Year            Ten Years Inception
                                         Ended   Five Years   Ended    Through
                                        May 31,  Ended May   May 31,   May 31,
                                          2001    31, 2001    2001       2001
                                        -------- ---------- --------- ---------
      Nuveen Arizona Municipal Bond
       Fund
        Class A Shares................    6.44%    25.77%    83.70%    155.29%
        Class B Shares................    6.33%    25.60%    82.61%    155.11%
        Class C Shares................   10.56%    27.73%    81.51%    145.91%
        Class R Shares................   11.27%    32.40%    93.38%    168.75%
      Nuveen Colorado Municipal Bond
       Fund
        Class A Shares................    6.30%    26.45%    81.56%    132.52%
        Class B Shares................    6.07%    26.52%    81.01%    132.26%
        Class C Shares................   10.41%    28.50%    81.34%    128.93%
        Class R Shares................   11.10%    33.01%    91.00%    144.55%
      Nuveen Florida Municipal Bond
       Fund
        Class A Shares................    4.72%    24.30%    76.25%     92.79%
        Class B Shares................    4.53%    24.14%    75.51%     92.31%
        Class C Shares................    8.78%    26.35%    74.22%     89.56%
        Class R Shares................    9.54%    30.83%    85.40%    102.84%
      Nuveen Maryland Municipal Bond
       Fund
        Class A Shares................    6.67%    22.62%      N/A      59.50%
        Class B Shares................    6.53%    22.49%      N/A      57.66%
        Class C Shares................   10.64%    24.38%      N/A      57.03%
        Class R Shares................   11.41%    29.22%      N/A      70.05%
      Nuveen New Mexico Municipal Bond
       Fund
        Class A Shares................    6.48%    27.05%      N/A      58.09%
        Class B Shares................    6.26%    26.91%      N/A      56.81%
        Class C Shares................   10.61%    29.34%      N/A      58.82%
        Class R Shares................   11.39%    34.11%      N/A      66.88%
      Nuveen Pennsylvania Municipal
       Bond Fund
        Class A Shares ...............    8.08%    26.33%    78.04%    142.86%
        Class B Shares................    7.97%    26.46%    77.38%    142.69%
        Class C Shares................   12.21%    28.46%    75.93%    133.97%
        Class R Shares................   13.01%    33.08%    87.51%    155.81%

                                              Cumulative Total Return
                                      ---------------------------------------
                                                                      From
                                      One Year            Ten Years Inception
                                       Ended   Five Years   Ended    Through
                                      May 31,  Ended May   May 31,   May 31,
                                        2001    31, 2001    2001       2001
                                      -------- ---------- --------- ---------
      Nuveen Virginia Municipal Bond
       Fund
        Class A Shares ..............   6.63%    27.45%    80.63%    165.01%
        Class B Shares...............   6.26%    27.25%    79.77%    164.78%
        Class C Shares...............  10.50%    29.45%    78.30%    154.12%
        Class R Shares...............  11.32%    34.13%    90.09%    178.80%



  Calculation of taxable equivalent total return is also not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using a 42.00% combined marginal federal and state tax rate for 2001, the annual taxable equivalent total return for the Nuveen Maryland Municipal Bond Fund's Class A Shares at net asset value for the five-year period ended May 31, 2001 was 8.58%.


  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan), and may be lower for accounts opened through fee-based programs for which the program Sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

  Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of
 .20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on May 31, 2001 of Class A shares from the Nuveen Arizona Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.



      Net Asset Value per share......................................... $10.84
      Per Share Sales Charge--4.20% of public offering price (4.43% of
       net asset value per share).......................................    .48
                                                                         ------
      Per Share Offering Price to the Public............................ $11.32


  The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Shares Purchase Eligibility

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum initial investment in Class A shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

  . investors purchasing $1,000,000 or more, Nuveen may pay Authorized
    Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts;

  . officers, trustees and former trustees of the Nuveen and former Flagship
    Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

  . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and that either
    (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

  Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded Fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded Funds.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and former Flagship
    Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

  In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time.

  If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and

Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay. If shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.


  The CDSC may be waived or reduced under the following seven special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account of plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; and 9) redemptions of Class B or Class C shares if the proceeds are transferred to an account managed by another

Nuveen Adviser and the adviser refunds the advance service and distribution fees to Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

Shareholder Programs

Exchange Privilege

  You may exchange shares of a class of the Fund for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge. Exchanges of shares from any Nuveen money market fund will be made into Class A Shares, Class B Shares, Class C Shares or Class R Shares (if eligible) of the Fund at the public offering price. If, however, a sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a sales charge was paid), the exchange of shares from a Nuveen money market fund will be made into shares of the Fund at net asset value.


  If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

  The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

  The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

  If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

  Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amounts that a Fund will receive from such a sale.

  To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.



  The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.


  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

  Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust I, dated February 1, 1997 and last renewed on July 31, 2001 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of shares.


  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.


                                 Year Ended               Year Ended               Year Ended
                                May 31, 1999             May 31, 2000             May 31, 2001
                          ------------------------ ------------------------ ------------------------
                           Amount of     Amount     Amount of     Amount     Amount of     Amount
                          Underwriting Retained By Underwriting Retained By Underwriting Retained By
                          Commissions    Nuveen    Commissions    Nuveen    Commissions    Nuveen
Fund                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen Arizona Municipal
 Bond Fund..............      278           24          72            6          57            6
Nuveen Colorado
 Municipal Bond Fund....      187           27          40          --           29          --
Nuveen Florida Municipal
 Bond Fund..............      730           90         241          --          208           16
Nuveen Maryland
 Municipal Bond Fund....      122           19          35            5          45            6
Nuveen New Mexico
 Municipal Bond Fund....      154           21          46            7          47            6
Nuveen Pennsylvania
 Municipal Bond Fund....      224           19          88          --           81           12
Nuveen Virginia
 Municipal Bond Fund....      419           52         132          --          136            2

--------

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended May 31, 2001, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. The service fee for the Class A, Class B and Class C Shares was .20% and the distribution fee for the Class B Shares was .75% and for Class C Shares was .55%.



                                                            Compensation Paid to
                                                             Authorized Dealers
                                                              During the Year
                                                             Ended May 31, 2001
                                                            --------------------
Nuveen Arizona Municipal Bond Fund
  Class A..................................................      $ 139,423
  Class B..................................................      $  38,597
  Class C..................................................      $  43,335
Nuveen Colorado Municipal Bond Fund
  Class A..................................................      $  65,410
  Class B..................................................      $  45,299
  Class C..................................................      $  21,784
Nuveen Florida Municipal Bond Fund
  Class A..................................................      $ 493,117
  Class B..................................................      $ 191,083
  Class C..................................................      $ 135,925
Nuveen Maryland Municipal Bond Fund
  Class A..................................................      $  48,819
  Class B..................................................      $  50,589
  Class C..................................................      $  40,838
Nuveen New Mexico Municipal Bond Fund
  Class A..................................................      $  91,673
  Class B..................................................      $  28,576
  Class C..................................................      $  17,526
Nuveen Pennsylvania Municipal Bond Fund
  Class A..................................................      $ 116,999
  Class B..................................................      $  81,120
  Class C..................................................      $  72,147
Nuveen Virginia Municipal Bond Fund
  Class A..................................................      $ 263,855
  Class B..................................................      $ 112,818
  Class C..................................................      $ 107,628


  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago, Illinois, 60603 has been selected as auditors for the Trust. In addition to audit services, the auditors provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those firms in giving their reports.

  The custodian of the Funds' assets is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. The custodian performs custodial, fund accounting, and portfolio accounting services.


  The Funds' transfer, shareholder services, and dividend paying agent is Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086.


FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                               VAI-MS1 9-01

                                                               N U V E E N
                                                                     Investments

--------------------------------------------------------------------------------

Nuveen Municipal Bond Funds

--------------------------------------------------------------------------------
                                             Annual Report dated May 31, 2001
                                          --------------------------------------

Dependable, tax-free income
                        to help you keep more of what you earn.

                             [Photo Appears Here]

                                              Nuveen Arizona Municipal Bond Fund
                                             Nuveen Colorado Municipal Bond Fund
                                           Nuveen New Mexico Municipal Bond Fund

Table of Contents

1       Dear Shareholder
3       Nuveen Arizona Municipal Bond Fund
                 From the Portfolio Manager
                 Fund Spotlight
8       Nuveen Colorado Municipal Bond Fund
                From the Portfolio Manager
                Fund Spotlight
12      Nuveen New Mexico Municipal Bond Fund
                From the Portfolio Manager
                Fund Spotlight
16      Portfolio of Investments
26      Statement of Net Assets
27      Statement of Operations
28      Statement of Changes in Net Assets
29      Notes to Financial Statements
34      Financial Highlights
37      Report of Independent Public Accountants
41      Fund Information

                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger
Chairman of the Board


At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Over the past year, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, after the technology bubble burst. As a result, many missed the attractive values compounding for investors continuing to hold core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended. These kinds of experiences dramatically reinforce the importance of maintaining a consistent, long-term investment discipline and staying the course with a well-constructed, diversified portfolio.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. Building on our heritage of leadership in municipal bond investing, we have broadened our expertise across an expanding array of equity and fixed-income investment disciplines. We will continue seeking ways to help advisors and investors participate in the many exciting investment opportunities available today. But no matter how much the investment environment might evolve, our core commitment remains providing you and your advisor with the means for building a balanced portfolio designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing

Consistently balancing core equity investments with fixed-income securities can substantially reduce risk with only a small sacrifice in returns. This strategy not only seeks to provide a dependable base of income with a more comfortable balance of risk, but may also help investors build the confidence to remain fully invested through varied market cycles.

Nuveen's time-tested credit research and surveillance discipline uncovers income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields -- which have declined 25 percent over a 10-year period -- Nuveen's dividends have continued to provide a steady flow of income to investors. We have also made a priority of helping to preserve the investor's accumulated wealth in a tax-efficient manner.





                                                         Annual Report    page 1

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to manage $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, Nuveen offers core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor, call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Before investing or sending money, please read the prospectus carefully.

Thank you for your continued confidence.

Sincerely,

/s/ Timothy R. Schwertfeger
Chairman of the Board
July 16, 2001


Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to help systematically compound your wealth over time.


Annual Report    page 2

From the Portfolio Manager

                      NUVEEN ARIZONA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

Q.      What market environment did the fund experience in the last 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets-approximately seven months of relatively high interest rates, followed by about five months of declining rates.

        The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months-a pace that hasn't been matched in nearly 20 years.

        With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

        In Arizona, the state continued to benefit from strong economic growth and a solid credit profile. Demand for new Arizona municipal bonds was high, especially when compared to the relatively modest supply of new issues available during the past year.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 11.12 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This topped the performance of its peers as measured by the Lipper Arizona Municipal Debt Funds category average, which returned 10.57 percent for the

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.


Your Investment
Management Team
--------------------------------------------------------------------------------
Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research.
 .  An active, value-oriented investment style.
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.




                                                          Annual Report   page 3
        same period. As an additional point of comparison, the performance trailed that of the national Lehman Brothers Municipal Bond Index, which rose 12.14 percent.

        The fund's stronger than average performance compared to its peers can be attributed to the fund's relatively long duration-which measures sensitivity to changes in interest rates-going into the municipal market's rally in late 2000 and early 2001. The fund also benefited from its relatively high weighting in lower-rated bonds, which outperformed as investors began looking for higher yields as interest rates dropped.

              Annualized Total Returns as of 5/31/01/1/
                                                One-Year        Five-Year
              Arizona Municipal Bond Fund        11.12%            5.59%
              Class A Shares at NAV

              Lipper Arizona Municipal           10.57%            5.41%
              Debt Funds category average/2/

              Lehman Brothers Municipal          12.14%
              Bond Index/3/

              Tax-Free/4/ Yields as of 5/31/01
              Class A Shares at NAV

              SEC 30-Day Yield                    4.74%

              Taxable-Equivalent Yield/5/         7.24%

Q. What themes were underlying your management of the funds during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria-which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

        As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's


--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Fund's
Investment
Objective

--------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and in some cases, local income taxes as is consistent with preservation of capital.

Annual Report    page 4
        performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

        Because of the somewhat spotty issuance in the Arizona municipal market during the year, we were quick to obtain bonds that met our investment criteria when opportunities presented themselves. One purchase that performed well for the fund involved an issue of BBB rated bonds for the John C. Lincoln Healthcare Network. As credit spreads in the healthcare sector continued to narrow during the reporting period, these bonds--which we bought in the fourth quarter of 2000--appreciated in price and helped enhance the fund's total return.

Q.      What is your outlook for the municipal market and the fund?

A. We believe the fund is well positioned for the future. Because of our past efforts to moderate call risk, only a modest portion of the fund's portfolio is subject to call in the next three years-2 percent for the remainder of 2001, 8 percent for 2002, and 5 percent for 2003.

        For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market-and the fund-should continue to benefit.

        In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

How Your Fund
Pursues Its
Objective

--------------------------------------------------------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

--------------------------------------------------------------------------------
/2/ For the Nuveen Arizona Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 43 funds in the Lipper Arizona Municipal Debt Funds category for the one-year period ended May 31, 2001, and 35 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

                                                         Annual Report    page 5

                                    Arizona
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain Chart Appears Here]

               --- Nuveen Arizona Municipal Bond Fund (NAV) $19,178 --- Nuveen Arizona Municipal Bond Fund (Offer) $18,372 --- Lehman Brothers Municipal Bond Index $19,821

--------------------------------------------------------------------------------
/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Annual Report    page 6

Fund Spotlight as of 5-31-01

NUVEEN ARIZONA MUNICIPAL BOND FUND

Quick Facts

                          A Shares      B Shares      C Shares      R Shares
------------------------------------------------------------------------------
NAV                       $10.84        $10.83        $10.83        $10.83
------------------------------------------------------------------------------
CUSIP                     67065L104     67065L203     67065L302     67065L401
------------------------------------------------------------------------------
Latest Dividend/1/        $0.0440       $0.0375       $0.0390       $0.0460
------------------------------------------------------------------------------
Inception Date            10/86         2/97          2/94          2/97
------------------------------------------------------------------------------


Annualized Total Returns/2/

                       as of May 31, 2001            as of March 31, 2001

A Shares              NAV           Offer             NAV           Offer

1 - Year           11.12%           6.44%           9.49%           4.89%
-------------------------------------------------------------------------
5 - Year            5.59%           4.69%           5.70%           4.80%
-------------------------------------------------------------------------
10 - Year           6.73%           6.27%           7.00%           6.54%
-------------------------------------------------------------------------

B Shares         w/o CDSC          w/CDSC        w/o CDSC          w/CDSC

1 - Year           10.33%           6.33%           8.60%           4.60%
-------------------------------------------------------------------------
5 - Year            4.83%           4.66%           4.94%           4.78%
-------------------------------------------------------------------------
10 - Year           6.21%           6.21%           6.48%           6.48%
-------------------------------------------------------------------------

C Shares                              NAV                             NAV

1 - Year                           10.56%                           8.93%
-------------------------------------------------------------------------
5 - Year                            5.02%                           5.14%
-------------------------------------------------------------------------
10 - Year                           6.14%                           6.42%
-------------------------------------------------------------------------

R Shares                              NAV                             NAV

1 - Year                           11.27%                           9.74%
-------------------------------------------------------------------------
5 -Year                             5.77%                           5.89%
-------------------------------------------------------------------------
10 - Year                           6.82%                           7.09%
-------------------------------------------------------------------------

Tax-Free Yields
                               as of May 31, 2001

A Shares                          NAV       Offer

SEC 30-Day Yield                4.74%       4.54%
-------------------------------------------------
Taxable-Equivalent Yield/3/     7.24%       6.93%
-------------------------------------------------

B Shares                                      NAV

SEC 30-Day Yield                            4.00%
-------------------------------------------------
Taxable-Equivalent Yield/3/                 6.11%
-------------------------------------------------

C Shares                                      NAV

SEC 30-Day Yield                            4.20%
-------------------------------------------------
Taxable-Equivalent Yield/3/                 6.41%
-------------------------------------------------

R Shares                                      NAV

SEC 30-Day Yield                            4.95%
-------------------------------------------------
Taxable-Equivalent Yield/3/                 7.56%
-------------------------------------------------

Bond Credit Quality/4/

 [PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed     51%
---------------------------
AA                       9%
---------------------------
A                        9%
---------------------------
BBB                     26%
---------------------------
NR                       5%
---------------------------


/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class
     C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
--------------------
U.S. Guaranteed
20%

Housing (Multifamily)
17%

Healthcare
16%

Tax Obligation (Limited)
12%

Tax Obligation (General)
10%


Portfolio Stats
----------------

Total Net Assets
$100.3 million

Average Duration
7.83

Average Effective Maturity
18.18 years


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                          Annual Report   page 7

From the Portfolio Manager
     NUVEEN COLORADO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Q.   What market environment did the fund experience in the last 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets--approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months--a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

     In Colorado, the state continued to benefit from strong economic growth and a solid credit profile. Demand for new Colorado municipal bonds was high, especially when compared to the relatively modest supply of new issues available during the past year.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 11.00 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This trailed the performance of its peers as measured by the Lipper Colorado Municipal Debt Funds category average, which returned 11.15 per cent for the same period. As an additional point of comparison, the performance trailed that of the national Lehman Brothers Municipal Bond Index, which rose 12.14 percent.

--------------------------------------------------------------------------------

   The views expressed in this report reflect those of Nuveen Investment Management (NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

   Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.


Your Investment
Management Team
--------------------------------------------------------------------------------
Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research.

 .  An active, value-oriented investment style.

 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

Annual Report    page 8

     The fund's modestly weaker performance compared to its peers can be attributed to the fund's slightly shorter duration--which measures sensitivity to changes in interest rates--going into the municipal market's rally in late 2000 and early 2001.

           Annualized Total Returns as of 5/31/01/1/

                                              One-Year    Five-Year
           Colorado                            11.00%       5.71%
           Class A Shares at NAV

           Lipper Colorado Municipal           11.15%       5.47%
           Debt Funds category/2/

           Lehman Brothers Municipal           12.14%
           Bond Index/3/

           Tax-Free/4/ Yields as of 5/31/01

           Class A Shares at NAV

           SEC 30-Day Yield                     5.45%

           Taxable-Equivalent Yield/5/          8.26%

Q.   What themes were underlying your management of the funds during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria--which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us further reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

--------------------------------------------------------------------------------

/2/ For the Nuveen Colorado Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 31 funds in the Lipper Colorado Municipal Debt Funds category for the one-year period ended
     May 31, 2001, and 23 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, will be subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.0%.

Your Fund's
Investment
Objective
--------------------------------------------------------------------------------
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                                        Annual Report     page 9

     Especially during the first part of the reporting period, we actively looked to add Colorado bonds offering strong yields to the portfolio. Education--particularly charter schools--was one area of issuance in which we were successful in identifying attractive investment opportunities. The fund picked up a handful of new bond issues, including those by the Bromley East Charter School and the Academy Charter School.

Q.   What is your outlook for the municipal market and the fund?

A. We believe the fund is well positioned for the future. Because of our past efforts to moderate call risk, 7 percent of the fund's portfolio is subject to call through 2003.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market--and the fund--should continue to benefit.

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                   Colorado

                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain Chart Appears Here]

      Nuveen Colorado Municipal Bond Fund (NAV) $18,959
      Nuveen Colorado Municipal Bond Fund (Offer) $18,163
      Lehman Brothers Municipal Bond Fund Index $19,821

--------------------------------------------------------------------------------

/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.


How Your Fund
Pursues Its
Objective
--------------------------------------------------------------------------------
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

Annual Report     page 10

Fund Spotlight as of 5-31-01

NUVEEN COLORADO MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
Quick Facts

                            A Shares      B Shares      C Shares      R Shares
-------------------------------------------------------------------------------
NAV                         $10.02        $10.03        $10.01        $10.01
-------------------------------------------------------------------------------
CUSIP                       67065L609     67065L500     67065L807     67065L880
-------------------------------------------------------------------------------
Latest Dividend/1/          $0.0430       $0.0370       $0.0385       $0.0445
-------------------------------------------------------------------------------
Inception Date              5/87          2/97          2/97          2/97
-------------------------------------------------------------------------------

Annualized Total Returns/2/

                                 as of May 31, 2001         as of March 31, 2001

A Shares                          NAV          Offer         NAV          Offer

1 - Year                       11.00%          6.30%       9.05%          4.43%
-------------------------------------------------------------------------------
5 - Year                        5.71%          4.81%       5.63%          4.74%
-------------------------------------------------------------------------------
10 - Year                       6.60%          6.15%       6.81%          6.36%
-------------------------------------------------------------------------------

B Shares                     w/o CDSC         w/CDSC    w/o CDSC         w/CDSC

1 - Year                       10.07%          6.07%       8.35%          4.35%
-------------------------------------------------------------------------------
5 - Year                        4.98%          4.82%       4.93%          4.77%
-------------------------------------------------------------------------------
10 - Year                       6.11%          6.11%       6.32%          6.32%
-------------------------------------------------------------------------------

C Shares                                         NAV                        NAV

1 - Year                                      10.41%                      8.57%
-------------------------------------------------------------------------------
5 - Year                                       5.14%                      5.09%
-------------------------------------------------------------------------------
10 - Year                                      6.13%                      6.35%
-------------------------------------------------------------------------------

R Shares                                         NAV                        NAV

1 - Year                                      11.10%                      9.36%
-------------------------------------------------------------------------------
5 - Year                                       5.87%                      5.81%
-------------------------------------------------------------------------------
10 - Year                                      6.69%                      6.90%
-------------------------------------------------------------------------------


Tax-Free Yields
        as of May 31, 2001

A Shares                          NAV          Offer
SEC 30-Day Yield                5.45%          5.22%
----------------------------------------------------
Taxable-Equivalent Yield/3/     8.26%          7.91%
----------------------------------------------------

B Shares                                         NAV
SEC 30-Day Yield                               4.71%
----------------------------------------------------
Taxable-Equivalent Yield/3/                    7.14%
----------------------------------------------------

C Shares                                         NAV
SEC 30-Day Yield                               4.90%
----------------------------------------------------
Taxable-Equivalent Yield/3/                    7.42%
----------------------------------------------------

R Shares                                         NAV
SEC 30-Day Yield                               5.66%
----------------------------------------------------
Taxable-Equivalent Yield/3/                    8.58%
----------------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed                               23%
-----------------------------------------------------
AA                                                20%
-----------------------------------------------------
A                                                  8%
-----------------------------------------------------
BBB                                               22%
-----------------------------------------------------
NR                                                26%
-----------------------------------------------------
Other                                              1%
-----------------------------------------------------

-------------------------------------------------------------------------------

/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.0%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/

------------------------

Healthcare
18%

Tax Obligation (Limited)
15%

Housing (Multifamily)
14%

Housing (Single Family)
13%

U.S. Guaranteed
11%



Portfolio Stats

------------------------

Total Net Assets
$41.0 million

Average Duration
7.65

Average Effective Maturity
20.58 years

------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                       Annual Report     page 11

From the Portfolio Manager
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Q.   What market environment did the fund experience in the last 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets--approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months--a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

     Demand for New Mexico municipal bonds continued to be high, especially when compared to the relatively modest supply of new issues available in the state during the past year. For example, in the first quarter of 2001, New Mexico municipal issuance accounted for just 1 percent of the nationwide total. Moreover, because the majority of the state's bonds come to market insured, it was often a challenge to find higher-yielding, lower-rated New Mexico municipal securities.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 11.11 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This topped the performance of its peers as measured by the Lipper Other States Municipal Debt Funds category

--------------------------------------------------------------------------------
     The views expressed in this report reflect those of Nuveen Investment Management (NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

     Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Investment
Management Team
--------------------------------------------------------------------------------
Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research.

 .  An active, value-oriented investment style.

 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

Annual Report     page 12
     average, which returned 10.14 percent for the same period. As an additional point of comparison, the performance lagged that of the national Lehman Brothers Municipal Bond Index, which rose 12.14 percent.

     The fund's strong performance compared to its peers can be attributed to the fund's relatively long duration--which measures sensitivity to changes in interest rates--going into the municipal market's rally in late 2000 and early 2001.

          Annualized Total Returns as of 5/31/01/1/

                                             One-Year    Five-Year
          New Mexico                          11.11%       5.81%
          Class A Shares at NAV

          Lipper Other States Municipal       10.14%       5.15%
          Debt Funds category/2/

          Lehman Brothers Municipal           12.14%
          Bond Index/3/

          Tax-Free/4/ Yields as of 5/31/01

          Class A Shares at NAV

          SEC 30-Day Yield                     4.59%

          Taxable-Equivalent Yield/5/          7.23%

Q.   What themes were underlying your management of the funds during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria--which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us reduce
--------------------------------------------------------------------------------
/2/ For the Nuveen New Mexico Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 81 funds in the Lipper Other States Municipal Debt Funds category for the one-year period ended May 31, 2001, and 42 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, will be subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a federal income tax rate of 36.5%.

Your Fund's
Investment
Objective
--------------------------------------------------------------------------------
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and in some cases, local income taxes as is consistent with preservation of capital.

                                                       Annual Report     page 13
     the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

     Because of the limited supply available in New Mexico as well as our belief that the fund was well positioned, we limited our trading during the reporting period and took advantage of strong performance in the midst of the rally for municipal bonds.

Q.   What is your outlook for the municipal market and the fund?

A. We believe the fund is well positioned for the future. Because of our past efforts to moderate call risk, only a modest portion of the fund's portfolio is subject to call in the next three years--2 percent for the remainder of 2001, 12 percent for 2002, 4 percent for 2003.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market--and the fund--should continue to benefit.

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                  New Mexico

                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain Chart Appears Here]

      Nuveen New Mexico Municipal Bond Fund (NAV) $16,569

      Nuveen New Mexico Municipal Bond Fund (offer) $15,873

      Lehman Brothers Municipal Bond Index $17,290

--------------------------------------------------------------------------------
/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

How Your Fund
Pursues Its
Objective

--------------------------------------------------------------------------------
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies.
The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

Annual Report     page 14

Fund Spotlight as of 5-31-01
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Quick Facts

                       A Shares     B Shares     C Shares     R Shares
-----------------------------------------------------------------------
NAV                    $10.23       $10.23       $10.23       $10.26
-----------------------------------------------------------------------
CUSIP                  67065L781    67065L773    67065L765    67065L757
-----------------------------------------------------------------------
Latest Dividend/1/     $0.0405      $0.0340      $0.0355      $0.0420
-----------------------------------------------------------------------
Inception Date         9/92         2/97         2/97         2/97
-----------------------------------------------------------------------

Annualized Total Returns/2/

                           as of May 31, 2001      as of March 31, 2001

A Shares                       NAV     Offer          NAV        Offer

1 - Year                    11.11%     6.48%        9.42%        4.85%
-----------------------------------------------------------------------
5 - Year                     5.81%     4.90%        5.71%        4.82%
-----------------------------------------------------------------------
Since Inception              5.92%     5.40%        6.02%        5.48%
-----------------------------------------------------------------------

B Shares                  w/o CDSC    w/CDSC     w/o CDSC       w/CDSC

1 - Year                    10.26%     6.26%        8.58%        4.58%
-----------------------------------------------------------------------
5 - Year                     5.05%     4.88%        4.96%        4.79%
-----------------------------------------------------------------------
Since Inception              5.30%     5.30%        5.39%        5.39%
-----------------------------------------------------------------------

C Shares                                 NAV                       NAV

1 - Year                              10.61%                     8.83%
-----------------------------------------------------------------------
5 - Year                               5.28%                     5.19%
-----------------------------------------------------------------------
Since Inception                        5.46%                     5.55%
-----------------------------------------------------------------------

R Shares                                 NAV                       NAV

1 - Year                              11.39%                     9.70%
-----------------------------------------------------------------------
5 - Year                               6.05%                     5.94%
-----------------------------------------------------------------------
Since Inception                        6.06%                     6.15%
-----------------------------------------------------------------------

Tax-Free Yields
                                                     as of May 31, 2001

A Shares                                                 NAV      Offer
SEC 30-Day Yield                                       4.59%     4.40%
-----------------------------------------------------------------------
Taxable-Equivalent Yield/3/                            7.23%     6.93%
-----------------------------------------------------------------------

B Shares                                                           NAV
SEC 30-Day Yield                                                 3.85%
-----------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                      6.06%
-----------------------------------------------------------------------

C Shares                                                           NAV
SEC 30-Day Yield                                                 4.04%
-----------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                      6.36%
-----------------------------------------------------------------------

R Shares                                                           NAV
SEC 30-Day Yield                                                 4.79%
-----------------------------------------------------------------------
Taxable-Equivalent Yield/3/                                      7.54%
-----------------------------------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed                                                 56%
-----------------------------------------------------------------------
AA                                                                   8%
-----------------------------------------------------------------------
A                                                                   15%
-----------------------------------------------------------------------
BBB                                                                 18%
-----------------------------------------------------------------------
NR                                                                   3%
-----------------------------------------------------------------------

-------------------------------------------------------------------------------
/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; prior to class inception are Class A share returns adjusted for difference in sales charge and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 36.5%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/

---------------------------------
Housing (Single Family)
24%

Tax Obligation (Limited)
23%

Education and Civic Organizations
13%

Utilities
10%

U.S. Guaranteed
9%

Portfolio Stats

---------------------------------

Total Net Assets
$52.7 million

Average Duration
7.26

Average Effective Maturity
21.25 years



---------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                       Annual Report     page 15

                 Portfolio of Investments
                 Nuveen Arizona Municipal Bond Fund
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Consumer Cyclicals - 1.0%

   $    1,000 The Industrial Development    No Opt. Call       N/R $  1,016,520
               Authority of Mesa,
               Arizona, Industrial
               Revenue Bonds (TRW
               Vehicle Safety System
               Inc. Project), Series
               1992, 7.250%, 10/15/04
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 0.3%

          250 The Industrial Development    12/02 at 103        A1      268,395
               Authority of Casa Grande,
               Arizona, Pollution
               Control Revenue Bonds
               (Frito-Lay Inc./PepsiCo),
               Series 1984, 6.650%,
               12/01/14

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 8.8%

          570 Arizona Educational Loan       3/02 at 101       Aa2      585,897
               Marketing Corporation,
               1992 Educational Loan
               Revenue Bonds, Series B,
               7.000%, 3/01/05
               (Alternative Minimum Tax)

          100 Arizona Educational Loan       9/02 at 101       Aa2      103,278
               Marketing Corporation,
               Educational Loan Revenue
               Bonds, 6.375%, 9/01/05
               (Alternative Minimum Tax)

        1,500 Student Loan Acquisition       5/04 at 102       Aa1    1,578,315
               Authority of Arizona,
               Subordinated Fixed Rate
               Student Loan Revenue
               Bonds, Series 1994B,
               6.600%, 5/01/10
               (Alternative Minimum Tax)

          500 Student Loan Acquisition      11/09 at 102       Aaa      509,320
               Authority of Arizona,
               Student Loan Revenue
               Refunding Bonds, Senior
               Series 1999A-1, 5.900%,
               5/01/24

        2,500 The Industrial Development     5/08 at 101      BBB+    2,312,475
               Authority of the City of
               Glendale, Arizona,
               Revenue Bonds (Midwestern
               University), Series
               1998A, 5.375%, 5/15/28

          115 The Industrial Development     5/06 at 102       AAA      122,286
               Authority of the City of
               Glendale, Arizona,
               Revenue Bonds (Midwestern
               University), Series
               1996A, 6.000%, 5/15/16

              The Industrial Development
              Authority of the City of
              Glendale, Arizona, Revenue
              Bonds (Midwestern
              University), Series 2001A:
        1,730 5.750%, 5/15/21                5/11 at 101      BBB+    1,720,814
        1,250 5.875%, 5/15/31                5/11 at 101      BBB+    1,245,763

          300 Arizona Board of Regents,      6/02 at 102        AA      315,114
               System Revenue Refunding
               Bonds (University of
               Arizona), Series 1992,
               6.250%, 6/01/11

          335 Community College District     7/03 at 101      BBB+      342,621
               of Yavapai County,
               Arizona, Revenue Bonds,
               Series 1993, 6.000%,
               7/01/12

-------------------------------------------------------------------------------
              Healthcare - 15.2%

        4,000 Arizona Health Facilities     11/09 at 100        A2    4,056,440
               Authority, Hospital
               Revenue Bonds (Phoenix
               Children's Hospital),
               Series 1999A, 6.125%,
               11/15/22

        2,050 Arizona Health Facilities     12/10 at 102       BBB    2,067,015
               Authority, Hospital
               System Revenue Bonds
               (John C. Lincoln Health
               Network), Series 2000,
               6.875%, 12/01/20

        1,000 Arizona Health Facilities      7/10 at 101       BBB    1,012,750
               Authority, Revenue Bonds
               (Catholic Healthcare
               West), 1999 Series A,
               6.625%, 7/01/20

          930 Maricopa County, Arizona,      4/07 at 102      Baa1      913,158
               Hospital Revenue and
               Refunding Bonds, Series
               1997 (Sun Health
               Corporation), 6.125%,
               4/01/18

        4,500 The Industrial Development     7/08 at 101       BBB    3,818,520
               Authority of the County
               of Maricopa, Arizona,
               Health Facility Revenue
               Bonds (Catholic
               Healthcare West Project),
               1998 Series A,
               5.000%, 7/01/16

        1,500 The Industrial Development     1/10 at 101       AAA    1,549,560
               Authority of the City of
               Mesa, Arizona, Revenue
               Bonds (Discovery Health
               System), Series 1999A,
               5.750%, 1/01/25

              The Industrial Development
              Authority of the City of
              Phoenix, Arizona, Hospital
              Revenue Bonds (John C.
              Lincoln Hospital and
              Health Center), Series
              1994:
          500 6.000%, 12/01/10              12/03 at 102       BBB      489,050
          500 6.000%, 12/01/14              12/03 at 102       BBB      476,035

        1,055 The Industrial Development     6/08 at 101       N/R      828,038
               Authority of the City of
               Winslow, Arizona,
               Hospital Revenue Bonds
               (Winslow Memorial
               Hospital Project), Series
               1998, 5.500%, 6/01/22
-------------------------------------------------------------------------------
              Housing/Multifamily -
               15.9%

        2,900 The Industrial Development    10/09 at 102       N/R    2,673,104
               Authority of the County
               of Maricopa, Arizona,
               Multifamily Housing
               Revenue Bonds (Arborwood
               Apartments Project),
               Subordinate Series 1999B,
               6.700%, 10/01/29

--------------------------------------------------------------------------------
16

    Principal                                Optional Call
 Amount (000) Description                      Provisions* Ratings** Market Value
---------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

   $    3,615 The Industrial Development      10/10 at 105       Aaa $  3,903,441
               Authority of the County
               of Maricopa, Arizona,
               Multifamily Housing
               Revenue Bonds (GNMA
               Collateralized Villas at
               Augusta Project),
               Series 2000, 6.500%,
               10/20/33

        2,470 The Industrial Development      10/11 at 103       Aaa    2,570,875
               Authority of the County
               of Maricopa, Arizona,
               Multifamily Housing
               Revenue Bonds (Syl-Mar
               Apartments Project),
               Series 2001, 6.100%,
               4/20/36

          295 Phoenix Housing Finance          7/02 at 101       AAA      301,168
               Corporation, Arizona,
               Mortgage Revenue
               Refunding Bonds (FHA-
               Insured Mortgage Loans -
                Section 8 Assisted
               Projects), Series 1992A,
               6.500%, 7/01/24

              The Industrial Development
              Authority of the City of
              Phoenix, Arizona, Mortgage
              Revenue Refunding Bonds
              (FHA-Insured Mortgage
              Loan - Chris Ridge Village
              Project), Series 1992:
          200 6.750%, 11/01/12                11/02 at 101       AAA      205,642
          425 6.800%, 11/01/25                11/02 at 101       AAA      437,278

        1,300 The Industrial Development       9/10 at 103       Aaa    1,397,955
               Authority of the City of
               Phoenix, Arizona,
               Multifamily Housing
               Revenue Bonds (GNMA
               Collateralized Mortgage
               Loan - Camelback
               Crossings Apartments
               Project), Series 2000,
               6.350%, 9/20/35

          500 The Industrial Development       6/03 at 102       AAA      510,430
               Authority of the City of
               Tempe, Arizona,
               Multifamily Mortgage
               Refunding Bonds (FHA-
               Insured Mortgage Loan -
                Quadrangles Village
               Apartments), Series
               1993A, 6.250%, 6/01/26

        4,000 The Industrial Development       7/10 at 101        AA    4,019,440
               Authority of the County
               of Tucson, Arizona,
               Senior Living Facilities
               Revenue Bonds (The
               Christian Care Project),
               Series 2000A, 5.625%,
               7/01/20

---------------------------------------------------------------------------------
              Housing/Single Family -
               4.0%

        1,495 The Industrial Development       6/08 at 108       Aaa    1,593,700
               Authority of the County
               of Maricopa, Arizona,
               Single Family Mortgage
               Revenue Refunding Bonds
               (Mortgage-Backed
               Securities Program),
               Series 1998B, 6.200%,
               12/01/30 (Alternative
               Minimum Tax)

          320 The Industrial Development       6/05 at 102       AAA      344,243
               Authority of the City of
               Phoenix, Arizona,
               Statewide Single Family
               Mortgage Revenue Bonds,
               Series 1995, 6.150%,
               12/01/08 (Alternative
               Minimum Tax)

          990 The Industrial Development       6/10 at 105       AAA    1,119,967
               Authority of the City of
               Phoenix, Arizona, Single
               Family Mortgage Revenue
               Bonds, Series 2000-1B,
               7.350%, 6/01/31
               (Alternative Minimum Tax)

          285 The Industrial Development       8/05 at 102         A      293,259
               Authority of the County
               of Pima, Arizona, Single
               Family Mortgage Revenue
               Refunding Bonds, Series
               1995A, 6.500%, 2/01/17

          600 The Industrial Development       5/07 at 102       AAA      616,530
               Authority of the County
               of Pima, Arizona, Single
               Family Mortgage Revenue
               Bonds, Series 1997A,
               6.250%, 11/01/30
               (Alternative Minimum Tax)

---------------------------------------------------------------------------------
              Long-Term Care - 1.7%

        1,565 The Industrial Development      12/04 at 102       AAA    1,731,438
               Authority of the County
               of Cochise, Tax-Exempt
               Mortgage Revenue
               Refunding Bonds (GNMA
               Collateralized - Sierra
               Vista Care Center),
               Series 1994A, 6.750%,
               11/20/19

---------------------------------------------------------------------------------
              Tax Obligation/General -
               9.3%

          645 City of Chandler, Arizona,       7/01 at 101       AAA      653,611
               General Obligation
               Refunding Bonds, Series
               1991, 7.000%, 7/01/12

          965 City of Chandler, Arizona,       7/10 at 101        AA      953,082
               General Obligation Bonds,
               Series 2000, 5.000%, 7/01/19

              Sierra Vista Unified
              School District No. 68 of
              Cochise County, Arizona,
              General Obligation
              Refunding Bonds, Series
              1992:
          250 7.500%, 7/01/09                 No Opt. Call       AAA      303,173
          300 7.500%, 7/01/10                 No Opt. Call       AAA      368,244

          675 Peoria Unified School           No Opt. Call       AAA      548,897
               District No. 11 of
               Maricopa County, Arizona,
               Refunding Bonds, Second
               Series of 1992, 0.000%,
               7/01/06

           50 Kyrene Elementary School         7/02 at 100       AAA       51,112
               District No. 28 of
               Maricopa County, Arizona,
               School Improvement Bonds
               (Project of 1990), 1993
               Series E, 6.000%, 7/01/12

              Glendale Elementary School
              District No. 40 of
              Maricopa County, Arizona,
              School Improvement and
              Refunding Bonds, Series
              1995:
          500 6.200%, 7/01/09                  7/05 at 101       AAA      547,470
          750 6.250%, 7/01/10                  7/05 at 101       AAA      822,615

          500 Gilbert Unified School           7/08 at 100       AAA      545,740
               District No. 41 of
               Maricopa County, Arizona,
               School Improvement Bonds
               (Project
               of 1993), 1995 Series D,
               6.250%, 7/01/15

--------------------------------------------------------------------------------
17

                 Portfolio of Investments
                 Nuveen Arizona Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

   $      515 Alhambra Elementary School     7/04 at 102       AAA $    568,200
               District No. 68 of
               Maricopa County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994A, 6.750%, 7/01/14

          310 Chandler Unified School       No Opt. Call       AAA      354,249
               District No. 80 of
               Chandler County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994, 6.250%, 7/01/11

        1,275 School District No. 98 of     No Opt. Call       AAA    1,036,805
               Maricopa County, Arizona,
               Refunding Bonds (Fountain
               Hills Unit), 0.000%,
               7/01/06

        1,000 Tucson Unified School         No Opt. Call       AAA    1,231,700
               District No. 1 of Pima
               County, Arizona,
               Refunding Bonds, Series
               1992, 7.500%, 7/01/10

          500 Tanque Verde Unified           7/04 at 102       AAA      552,860
               School District No. 13 of
               Pima County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994, 6.700%, 7/01/10

          315 Scottsdale Mountain            7/03 at 102         A      324,954
               Community Facilities
               District, Arizona,
               District General
               Obligation Bonds, Series
               1993A, 6.200%, 7/01/17

          225 City of Tempe, Arizona,        7/02 at 101       AA+      234,745
               General Obligation Bonds,
               Series 1992B, 6.000%,
               7/01/08

          180 Tempe Union High School        7/04 at 101       AAA      189,281
               District No. 213 of
               Maricopa County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994, 6.000%, 7/01/12

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               11.2%

          250 State of Arizona,              9/02 at 102       AAA      263,645
               Refunding Certificates of
               Participation, Series
               1992B, 6.250%, 9/01/10

          225 Arizona Municipal             No Opt. Call       AAA      272,315
               Financing Program,
               Certificates of
               Participation, Series 11,
               8.000%, 8/01/17

          965 City of Bullhead, Bullhead     1/03 at 103      Baa2      998,177
               Parkway District
               Improvement Bonds,
               6.100%, 1/01/13

          280 Eloy Municipal Property        7/02 at 101       BBB      288,397
               Corporation, Municipal
               Facilities Revenue Bonds,
               Series 1992, 7.000%,
               7/01/11

          385 City of Flagstaff,            No Opt. Call       AAA      428,605
               Arizona, Junior Lien
               Street and Highway User
               Revenue Bonds, Series
               1992, 5.900%, 7/01/10

          300 Hospital District No. One,     6/04 at 101       AAA      326,229
               Maricopa County, Arizona,
               Hospital Facilities
               Refunding Bonds, 1992
               Series B, 6.250%, 6/01/10

        3,195 The Industrial Development     7/10 at 102      Baa3    3,274,140
               Authority of the County
               of Maricopa, Arizona,
               Education Revenue Bonds
               (Arizona Charter Schools
               Project I ), Series
               2000A, 6.625%, 7/01/20

        1,500 The Industrial Development     6/07 at 102         A    1,544,670
               Authority of the County
               of Maricopa, Arizona,
               Education Revenue Bonds
               (Horizon Community
               Learning Center Project),
               Series 2000, 6.350%,
               6/01/26

              City of Peoria, Arizona,
               Improvement District No.
               8801, Improvement Bonds
               (North Valley Power
               Center):
          425 7.300%, 1/01/12                1/03 at 101      BBB+      449,374
          460 7.300%, 1/01/13                1/03 at 101      BBB+      486,381

          300 City of Phoenix, Arizona,      7/02 at 102        A+      315,618
               Junior Lien Street and
               Highway User Revenue
               Refunding Bonds, Series
               1992, 6.250%, 7/01/11

              Pinal County, Arizona,
               Certificates of
               Participation, Series
               1994:
          300 6.375%, 6/01/06                6/02 at 101        AA      313,263
          200 6.500%, 6/01/09                6/02 at 101        AA      209,088

        1,950 Puerto Rico Highway and        7/16 at 100         A    1,856,556
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996,
               5.000%, 7/01/36

          175 Business Development           7/02 at 102       AAA      182,756
               Finance Corporation,
               Tucson, Arizona, Local
               Development Lease Revenue
               Refunding Bonds, Series
               1992, 6.250%, 7/01/12

-------------------------------------------------------------------------------
              Transportation - 1.0%

          500 City of Phoenix, Arizona,      7/04 at 102       AAA      537,485
               Airport Revenue Bonds,
               Series 1994D, 6.400%,
               7/01/12 (Alternative
               Minimum Tax)

          485 City of Tucson, Arizona,       6/01 at 101       AAA      491,140
               Airport Authority Inc.
               Revenue Bonds, Series
               1990B, 7.125%, 6/01/15
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 19.5%

          300 Arizona Health Facilities      9/03 at 100       AAA      320,898
               Authority, Hospital
               System Revenue Refunding
               Bonds (Phoenix Baptist
               Hospital and Medical
               Center, Inc. and Medical
               Environments, Inc.),
               Series 1992, 6.250%,
               9/01/11


--------------------------------------------------------------------------------
18

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

   $      200 Arizona Municipal             No Opt. Call       AAA $    242,952
               Financing Program,
               Certificates of
               Participation, Series 20,
               7.700%, 8/01/10

          300 Arizona Board of Regents,      7/02 at 101       Aaa      316,236
               Arizona State University,
               System Revenue Bonds,
               Series 1989, 7.000%,
               7/01/15 (Pre-refunded to
               7/01/02)

          155 City of Chandler, Arizona,     7/01 at 101       AAA      157,072
               General Obligation
               Refunding Bonds, Series
               1991, 7.000%, 7/01/12
               (Pre-refunded to 7/01/01)

        1,000 Hospital District No. One,     6/06 at 101      A***    1,122,180
               Maricopa County, Arizona,
               General Obligation Bonds,
               Series 1996,
               6.500%, 6/01/17 (Pre-
               refunded to 6/01/06)

          305 Maricopa County, Arizona,     No Opt. Call       AAA      362,913
               Hospital Revenue Bonds
               (St. Luke's Hospital
               Medical Center), Series
               1980, 8.750%, 2/01/10

        2,775 The Industrial Development    No Opt. Call       AAA    3,342,876
               Authority of the County
               of Maricopa, Arizona,
               Hospital System Revenue
               Refunding Bonds
               (Samaritan Health
               Services), Series 1990A,
               7.000%, 12/01/16

       12,050 The Industrial Development    No Opt. Call       AAA    5,594,936
               Authority of the County
               of Maricopa, Arizona,
               Single Family Mortgage
               Revenue Bonds, Series
               1984, 0.000%, 2/01/16

          500 City of Phoenix, Arizona,      7/02 at 102     AA***      528,265
               Senior Lien Street and
               Highway User Revenue
               Bonds, Series 1992,
               6.250%, 7/01/11

        1,925 Tatum Ranch Community          7/02 at 102    N/R***    2,042,752
               Facilities District,
               Arizona, District General
               Obligation Bonds, Series
               1991A, 6.875%, 7/01/16
               (Pre-refunded to 7/01/02)

        8,065 Tucson and Pima County        No Opt. Call       AAA    4,043,630
               Industrial Development
               Authorities, Single
               Family Mortgage Revenue
               Bonds, Series 1983A,
               0.000%, 12/01/14

          500 City of Tucson, Arizona,       7/04 at 101       AAA      545,025
               General Obligation Bonds,
               Series 1984-G (1994),
               6.250%, 7/01/18 (Pre-
               refunded to 7/01/04)

          850 City of Tucson, Arizona,       7/04 at 100     AA***      921,451
               Certificates of
               Participation, Series
               1994, 6.375%, 7/01/09
               (Pre-refunded to 7/01/04)

           75 Business Development           7/02 at 102       AAA       79,191
               Finance Corporation,
               Tucson, Arizona, Local
               Development Lease Revenue
               Refunding Bonds, Series
               1992, 6.250%, 7/01/12
               (Pre-refunded to 7/01/02)

-------------------------------------------------------------------------------
              Utilities - 4.4%

            5 Central Arizona Water         11/01 at 102       AA-        5,113
               Conservation District,
               Contract Revenue Bonds
               (Central Arizona
               Project), Series B
               1991, 6.500%, 11/01/11

        2,000 Coconino County Pollution     10/06 at 102      BBB-    1,901,860
               Control Corporation,
               Arizona, Pollution
               Control Revenue Bonds
               (Nevada Power Company
               Project), Series 1996,
               6.375%, 10/01/36
               (Alternative Minimum Tax)

          500 The Industrial Development     8/01 at 100       BBB      497,065
               Authority of the Country
               of Mohave, Arizona,
               Industrial Development
               Revenue Bonds (Citizens
               Utilities Company
               Project), Series 1991B,
               7.150%, 2/01/26
               (Alternative Minimum Tax)

          500 The Industrial Development    11/03 at 101        A2      461,270
               Authority of the County
               of Mohave, Arizona,
               Industrial Development
               Revenue Bonds (Citizen
               Utilities Company
               Projects), 1994 Series,
               6.600%, 5/01/29
               (Alternative Minimum Tax)

          180 The Industrial Development     1/02 at 103       AAA      189,063
               Authority of the County
               of Pima, Arizona,
               Industrial Development
               Lease Obligation
               Refunding Revenue Bonds
               (Irvington Project), 1988
               Series A, 7.250%, 7/15/10

          500 Agricultural Improvement      No Opt. Call        AA      547,985
               and Power District,
               Arizona, Electric System
               Refunding Revenue Bonds
               (Salt River Project),
               1993 Series A, 5.750%,
               1/01/10

        1,000 The Industrial Development     6/07 at 101       BBB      777,150
               Authority of the County
               of Yavapai, Arizona,
               Industrial Development
               Revenue Bonds (Citizens
               Utilities Company
               Project), 1998 Series,
               5.450%, 6/01/33
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Water and Sewer - 4.1%

              City of Cottonwood,
               Arizona, Sewer Revenue
               Refunding Bonds, Series
               1992:
          500 6.900%, 7/01/03                7/02 at 101      BBB-      520,065
          100 7.000%, 7/01/06                7/02 at 101      BBB-      104,528
          100 7.000%, 7/01/07                7/02 at 101      BBB-      104,528

              City of Phoenix Civic
              Improvement Corporation,
              Arizona, Junior Lien
              Wastewater System Revenue
              Bonds, Series 2000:
        1,290 6.125%, 7/01/14                7/10 at 101       AAA    1,433,537
        1,000 6.250%, 7/01/17                7/10 at 101       AAA    1,106,350

--------------------------------------------------------------------------------
19

                 Portfolio of Investments
                 Nuveen Arizona Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings** Market Value
------------------------------------------------------------------------------
              Water and Sewer
              (continued)

   $      800 Sedona, Arizona, Sewer        7/04 at 101      BBB+ $    865,480
               Revenue Refunding Bonds,
               Series
               1992, 7.000%, 7/01/12
------------------------------------------------------------------------------
   $  105,470 Total Investments (cost                               96,708,782
               $92,714,601) - 96.4%
------------------------------------------------------------------------------
------------
              Other Assets Less                                      3,576,470
               Liabilities - 3.6%
         ---------------------------------------------------------------------
              Net Assets - 100%                                   $100,285,252
         ---------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
20

                 Portfolio of Investments
                 Nuveen Colorado Municipal Bond Fund
                 May 31, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Consumer Staples - 2.5%

   $    1,000 The Children's Trust Fund,      7/10 at 100       Aa3 $ 1,038,270
               Tobacco Settlement Asset-
               Backed Bonds, Series 2000,
               5.750%, 7/01/20
-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 5.2%

          500 Colorado Educational and       12/10 at 100        AA     531,440
               Cultural Facilities
               Authority, School Revenue
               Bonds (Ave Maria School
               Project), Series 2000,
               6.125%, 12/01/25

        1,500 Hyland Hills Park and          12/06 at 101       N/R   1,595,490
               Recreation District, Adams
               County, Colorado, Special
               Revenue Refunding and
               Improvement Bonds, Series
               1996A, 6.750%, 12/15/15
-------------------------------------------------------------------------------
              Healthcare - 17.8%

        1,000 Aspen Valley Hospital           4/10 at 100       N/R   1,047,250
               District, Pitkin County,
               Colorado, Revenue Bonds,
               Series 2000, 6.800%,
               10/15/24

          750 Colorado Health Facilities      9/08 at 100      Baa1     619,470
               Authority, Hospital
               Revenue Bonds (Parkview
               Medical Center, Inc.
               Project), Series 1998,
               5.300%, 9/01/25

        2,500 Colorado Health Facilities      9/09 at 101       N/R   2,055,475
               Authority, Revenue Bonds
               (Steamboat Springs Health
               Care Association Project),
               Series 1999, 5.700%,
               9/15/23

          500 Colorado Health Facilities     11/11 at 101      BBB+     498,810
               Authority, Hospital
               Revenue Bonds (PorterCare
               Adventist Health System
               Project), Series 2001,
               6.500%, 11/15/23

        1,750 City of Colorado Springs,      12/10 at 100        A-   1,793,785
               Colorado, Hospital Revenue
               Bonds, Series 2000,
               6.375%, 12/15/30

        1,250 Board of Trustees for the       7/08 at 101       N/R   1,059,350
               Gunnison Valley Hospital,
               Gunnison County, Colorado,
               Hospital Revenue Bonds,
               Series 1998, 5.625%,
               7/01/23

          250 County of Pueblo, Colorado,     9/01 at 101       AAA     254,883
               Insured Hospital Refunding
               Revenue Bonds (Parkview
               Episcopal Medical Center,
               Inc. Project), Series
               1991A, 7.000%, 9/01/09
-------------------------------------------------------------------------------
              Housing/Multifamily - 13.5%

        1,265 Boulder County, Colorado,       6/09 at 100       N/R   1,183,155
               Multifamily Housing
               Refunding and Improvement
               Revenue Bonds (Thistle
               Community Housing
               Project), Series 1999,
               6.375%, 6/01/29

          460 Colorado Housing and            4/05 at 102       AA+     478,377
               Finance Authority,
               Multifamily Housing
               Insured Mortgage Revenue
               Bonds, 1995 Series A,
               6.650%, 10/01/28
               (Alternative Minimum Tax)

        2,800 City of Englewood,             12/06 at 102      BBB+   2,814,728
               Colorado, Multifamily
               Housing Revenue Refunding
               Bonds (Marks Apartments
               Project),
               Series 1996, 6.650%,
               12/01/26

        1,000 City of Lakewood, Colorado,    10/05 at 102       AAA   1,046,030
               Multifamily Housing
               Mortgage Revenue Bonds
               (FHA-Insured Mortgage
               Loan - The Heights by
               Marston Lake Project),
               Series 1995, 6.650%,
               10/01/25 (Alternative
               Minimum Tax)
-------------------------------------------------------------------------------
              Housing/Single Family -
               12.8%

          995 Colorado Housing and           10/09 at 105       Aa2   1,121,076
               Finance Authority, Senior
               Single Family Program
               Bonds, 1999 Series C-3,
               6.750%, 10/01/21

        1,700 Colorado Housing and           10/09 at 105       Aa2   1,978,409
               Finance Authority, Single
               Family Program Senior
               Bonds, 2000 Series A-2,
               7.450%, 10/01/16
               (Alternative Minimum Tax)

        1,000 Colorado Housing and            4/10 at 105        AA   1,131,980
               Finance Authority, Single
               Family Program Senior
               Bonds, 2000 Series C-3,
               7.150%, 10/01/30

          110 Colorado Housing and            8/01 at 102       AA+     112,796
               Finance Authority, Single
               Family Program Senior
               Bonds (Federally Insured
               or Guaranteed Mortgage
               Loans), 1991 Issue C-2,
               7.375%, 8/01/23
               (Alternative Minimum Tax)

          850 Colorado Housing and           No Opt. Call       Aa1     609,356
               Finance Authority, Single
               Family Housing Revenue
               Refunding Bonds, 1991
               Series A, 0.000%, 11/01/06

           85 Pueblo County, Colorado,        6/02 at 102       AA-      87,603
               Single Family Mortgage
               Revenue Bonds (GNMA and
               FNMA Mortgage-Backed
               Securities Program),
               Series 1994A, 6.850%,
               12/01/25

          195 Pueblo County, Colorado,       11/04 at 102       AAA     203,878
               Single Family Mortgage
               Revenue Refunding Bonds
               (GNMA and FNMA Mortgage-
               Backed Securities
               Program), Series 1994A,
               7.050%, 11/01/27
-------------------------------------------------------------------------------
              Long-Term Care - 8.6%

        1,000 Colorado Health Facilities      1/07 at 101       N/R     979,240
               Authority, First Mortgage
               Revenue Bonds (Christian
               Living Campus - Johnson
               Center Nursing Facility
               Refunding Project), Series
               1997A, 7.050%, 1/01/19

        2,500 Colorado Health Facilities      9/09 at 102      Baa2   2,235,550
               Authority, Health
               Facilities Revenue Bonds
               (National Benevolent
               Association -  Village at
               Skyline Project), Series
               1999A, 6.375%, 9/01/29


--------------------------------------------------------------------------------
21

                 Portfolio of Investments
                 Nuveen Colorado Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                                       Optional Call                Market
 Amount (000) Description                             Provisions* Ratings**       Value
---------------------------------------------------------------------------------------
              Long-Term Care
              (continued)

   $      300 Colorado Health                         3/10 at 101      Baa2 $   293,616
               Facilities Authority,
               Health Facilities
               Revenue Bonds (National
               Benevolent
               Association -  Village
               at Skyline Project),
               Series 2000C, 7.000%,
               3/01/24
---------------------------------------------------------------------------------------
              Tax Obligation/General -
               1.8%

          450 Cherry Creek Vista Park                10/02 at 100       N/R     461,151
               and Recreation
               District, Colorado,
               General Obligation
               Refunding and
               Improvement Bonds,
               Series 1992B, 6.875%,
               10/01/11

          250 Pitkin County, Colorado,               12/04 at 102        A1     276,875
               General Obligation Open
               Space Refunding and
               Improvement Bonds,
               Series 1994, 6.875%,
               12/01/24
---------------------------------------------------------------------------------------
              Tax Obligation/Limited -
               14.2%

        1,000 Colorado Department of              6/10 at 100 1/2       AAA   1,090,780
               Transportation,
               Transportation Revenue
               Anticipation Notes,
               Series 2000, 6.000%,
               6/15/15

        1,250 Colorado Educational and                9/11 at 100      Baa3   1,253,388
               Cultural Facilities
               Authority, Charter
               School Revenue Bonds
               (Bromley East Charter
               School Project), Series
               2000A, 7.250%, 9/15/30

        1,000 Colorado Educational and               12/10 at 101       BBB   1,034,030
               Cultural Facilities
               Authority, Charter
               School Revenue Bonds
               (Academy Charter School
               Project - Douglas
               County School
               District), Series 2000,
               6.875%, 12/15/20

        1,000 Puerto Rico Highway and                 7/10 at 101         A   1,124,910
               Transportation
               Authority,
               Transportation Revenue
               Bonds, Series B, 6.500%, 7/01/27

          500 The City of Westminster,               12/11 at 100       AAA     500,600
               Colorado, Building
               Authority Certificates
               of Participation,
               Series 2001,
               5.250%, 12/01/22 (WI,
               settling 6/14/01)

          750 City of Woodland Park,                 12/03 at 101        AA     794,888
               Colorado, Limited Sales
               Tax Refunding Bonds,
               Series 1994B,
               6.400%, 12/01/12
---------------------------------------------------------------------------------------
              Transportation - 7.7%

          500 City and County of                     10/02 at 102       BB+     490,795
               Denver, Colorado,
               Special Facilities
               Airport Revenue Bonds
               (United Air Lines, Inc.
               Project), Series 1992A,
               6.875%, 10/01/32
               (Alternative Minimum
               Tax)

        3,500 E-470 Public Highway               9/10 at 79 29/32       AAA   1,736,770
               Authority, Colorado,
               Senior Revenue Bonds,
               2000 Series B,
               0.000%, 9/01/14

          900 Eagle County Air                        5/06 at 101       N/R     915,552
               Terminal Corporation,
               Airport Terminal
               Project Revenue Bonds,
               Series 1996,
               7.500%, 5/01/21
               (Alternative Minimum
               Tax)
---------------------------------------------------------------------------------------
              U.S. Guaranteed - 10.3%

        4,000 Arapahoe County,                       No Opt. Call       AAA   2,593,360
               Colorado, Single Family
               Mortgage Revenue Bonds,
               Series 1984A, 0.000%,
               9/01/10

          300 Colorado Health                         8/01 at 102       AAA     308,508
               Facilities Authority,
               Revenue Bonds (Rose
               Medical Center), Series
               1991, 7.000%, 8/15/21
               (Pre-refunded to
               8/15/01)

          900 City of Colorado                       No Opt. Call       AAA   1,060,083
               Springs, Colorado,
               Utilities System
               Revenue Bonds, Series
               1978B, 6.600%, 11/15/18

          240 Colorado Student                        9/02 at 102      A***     247,238
               Obligation Bond
               Authority, Student Loan
               Revenue Bonds, 1992
               Series C,
               7.150%, 9/01/06
               (Alternative Minimum
               Tax) (Pre-refunded to
               9/01/02)
---------------------------------------------------------------------------------------
              Water and Sewer - 2.8%

        1,000 Arapahoe County Water                  12/09 at 100       N/R   1,036,200
               and Wastewater
               Authority, Colorado,
               Water and Wastewater
               Revenue Bonds, Series
               1999, 6.600%, 12/01/24

          120 Colorado Water Resources               11/02 at 100       AAA     124,991
               and Power Development
               Authority, Small Water
               Resources Revenue
               Bonds, 1992 Series A,
               6.700%, 11/01/12
---------------------------------------------------------------------------------------
   $   42,920 Total Investments (cost                                        39,820,136
               $38,945,694) - 97.2%
---------------------------------------------------------------------------------------
------------
              Other Assets Less                                               1,144,254
               Liabilities - 2.8%
         ------------------------------------------------------------------------------
              Net Assets - 100%                                             $40,964,390
         ------------------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
22

                 Portfolio of Investments
                 Nuveen New Mexico Municipal Bond Fund
                 May 31, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Basic Materials - 1.9%

   $    1,000  Lordsburg, New Mexico,         4/03 at 102       BBB $ 1,021,350
               Pollution Control
               Revenue Refunding Bonds
               (Phelps Dodge
               Corporation Project),
               Series 1993, 6.500%,
               4/01/13

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 12.5%

        1,600 New Mexico Educational          4/02 at 102       AAA   1,659,648
               Assistance Foundation,
               Student Loan Revenue
               Bonds, Series 1992A,
               6.850%, 4/01/05
               (Alternative Minimum
               Tax)

          360 New Mexico Educational         12/02 at 101       Aaa     373,320
               Assistance Foundation,
               Student Loan Revenue
               Bonds, Senior 1992
               Series
               One-A, 6.550%, 12/01/05
               (Alternative Minimum
               Tax)

          100 New Mexico Educational         12/02 at 101         A     104,725
               Assistance Foundation,
               Student Loan Revenue
               Bonds, Subordinate 1992
               Series One-B, 6.850%,
               12/01/05 (Alternative
               Minimum Tax)

          555 New Mexico Educational         No Opt. Call       Aaa     568,303
               Assistance Foundation,
               Student Loan Purchase
               Bonds, Senior 1995
               Series
               IV-A1, 6.500%, 3/01/04
               (Alternative Minimum
               Tax)

              City of Santa Fe, New
              Mexico, Educational
              Facilities Revenue
              Improvement and
              Refunding Revenue Bonds
              (College of Santa Fe
              Project), Series 1997:
          500  6.000%, 10/01/13              10/07 at 100      BBB-     514,655
          500  5.875%, 10/01/21              10/07 at 100      BBB-     496,730

          750 City of Santa Fe, New          10/07 at 100      BBB-     686,265
               Mexico, Educational
               Facilities Improvement
               Revenue Bonds (College
               of Santa Fe Project),
               Series 1998A, 5.500%,
               10/01/28

        2,000 Regents of the                 No Opt. Call        AA   2,188,560
               University of New
               Mexico, System Revenue
               Refunding Bonds, Series
               1992A, 6.000%, 6/01/21

-------------------------------------------------------------------------------
              Healthcare - 4.5%

        3,000 New Mexico Hospital             6/08 at 101      Baa2   2,367,000
               Equipment Loan Council,
               Hospital Revenue Bonds
               (Memorial Medical
               Center, Inc. Project),
               Series 1998, 5.500%,
               6/01/28

-------------------------------------------------------------------------------
              Housing/Multifamily -
               5.2%

        1,945 Bernalillo County, New          6/09 at 101       N/R   1,721,481
               Mexico, Multifamily
               Housing Refunding and
               Improvement Revenue
               Bonds (El Centro Senior
               Housing Complex),
               Series 1999, 5.850%,
               6/15/29

        1,000 Las Cruces, New Mexico,         4/02 at 102        A2   1,025,780
               Housing Development
               Corporation,
               Multifamily Mortgage
               Revenue Refunding
               Bonds, Series 1993A,
               6.400%, 10/01/19

-------------------------------------------------------------------------------
              Housing/Single Family -
               23.8%

        1,785 New Mexico Mortgage             7/06 at 102       AAA   1,837,265
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 1996
               Series D-1, 6.250%,
               7/01/22

        1,395 New Mexico Mortgage             7/07 at 102       AAA   1,426,011
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 1996
               Series G-2, 6.200%,
               7/01/28 (Alternative
               Minimum Tax)

        1,000 New Mexico Mortgage             7/07 at 102       AAA   1,041,390
               Finance Authority,
               Single Family Mortgage
               Bonds, 1996 Series B-2,
               6.300%, 7/01/28
               (Alternative Minimum
               Tax)

        1,245 New Mexico Mortgage             7/05 at 102       AAA   1,325,464
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 1995
               Series A, 6.650%,
               7/01/26 (Alternative
               Minimum Tax)

          475 New Mexico Mortgage             7/02 at 102       AAA     487,374
               Finance Authority,
               Single Family Mortgage
               Purchase Refunding
               Senior Bonds, 1992
               Series A-2, 6.900%,
               7/01/24

        2,000 New Mexico Mortgage        11/09 at 101 1/2       AAA   2,253,760
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 2000
               Series B, 7.000%,
               9/01/31 (Alternative
               Minimum Tax)

        2,285 New Mexico Mortgage         1/10 at 102 1/2       AAA   2,604,237
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 2000
               Series C-2, 6.950%,
               9/01/31 (Alternative
               Minimum Tax)

          500 New Mexico Mortgage             9/10 at 100       AAA     497,330
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 2001
               Series A-3, 5.250%,
               3/01/24

        1,060 New Mexico Mortgage             9/09 at 100        A+   1,096,793
               Finance Authority,
               General Revenue Office
               Building Bonds, Series
               2000, 6.000%, 9/01/26


--------------------------------------------------------------------------------
23

                 Portfolio of Investments
                 Nuveen New Mexico Municipal Bond Fund
                 May 31, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Long-Term Care - 1.6%

   $      500 Las Cruces, New Mexico,        12/02 at 102       AAA $   519,470
               Health Facilities Revenue
               Refunding Bonds
               (Evangelical Lutheran Good
               Samaritan Society
               Project), Series 1992,
               6.450%, 12/01/17

          310 City of Socorro, New            5/04 at 102       AAA     334,564
               Mexico, Health Facilities
               Refunding Revenue Bonds
               (The Evangelical Lutheran
               Good Samaritan Society
               Project), Series 1994,
               6.000%, 5/01/08

-------------------------------------------------------------------------------
              Tax Obligation/General -
               2.0%

              Grants/Cibola County School
              District 1, Cibola County,
              New Mexico, General
              Obligation School Building
              Bonds, Series 1994:
          480  6.250%, 5/01/08                5/04 at 100      Baa2     507,269
          510  6.250%, 5/01/09                5/04 at 100      Baa2     538,254

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               23.0%

        1,880 City of Albuquerque, New       No Opt. Call       AAA   1,157,309
               Mexico, Gross
               Receipts/Lodgers Tax
               Refunding and Improvement
               Revenue Bonds, Series
               1991B, 0.000%, 7/01/11

        2,000 Bernalillo County, New         10/09 at 100        AA   1,973,640
               Mexico, Gross Receipts Tax
               Revenue Bonds, Series
               1999, 5.250%, 10/01/26

          250 Las Cruces, New Mexico,        12/02 at 101         A     262,520
               Gross Receipts Tax Revenue
               Refunding Bonds, Series
               1992, 6.250%, 12/01/05

        3,050 Puerto Rico Highway and         7/16 at 100         A   3,112,007
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996, 5.500%,
               7/01/36

        1,000 Puerto Rico Highway and         7/10 at 101         A   1,124,910
               Transportation Authority,
               Transportation Revenue
               Bonds, Series B, 6.500%,
               7/01/27

        4,000 Santa Fe County, New           No Opt. Call       AAA   4,464,920
               Mexico, Correctional
               System Revenue Bonds,
               Series 1997, 6.000%,
               2/01/27

-------------------------------------------------------------------------------
              Transportation - 3.9%

        1,000 City of Albuquerque, New        7/01 at 104       AAA   1,051,960
               Mexico, Airport Revenue
               Bonds, Series 1995A,
               6.600%, 7/01/16
               (Alternative Minimum Tax)

        1,000 Puerto Rico Ports               6/06 at 102      BBB-   1,023,570
               Authority, Special
               Facilities Revenue Bonds
               (American Airlines, Inc.
               Project), 1996
               Series A, 6.250%, 6/01/26
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 8.7%

        1,870 City of Albuquerque, New       No Opt. Call       AAA   1,160,260
               Mexico, Gross
               Receipts/Lodgers Tax
               Refunding and Improvement
               Revenue Bonds, Series
               1991B, 0.000%, 7/01/11

           90 Las Cruces, New Mexico,         7/02 at 102     A1***      95,088
               Joint Utility Refunding
               and Improvement Revenue
               Bonds, Series 1992,
               6.250%, 7/01/12

          500 Puerto Rico Infrastructure     10/10 at 101       AAA     515,630
               Financing Authority,
               Special Obligation Bonds,
               2000 Series A, 5.500%,
               10/01/40

        1,000 Rio Grande Natural Gas          7/03 at 100     A3***   1,056,700
               Association, Dona Ana
               County, New Mexico,
               Natural Gas System
               Refunding and Improvement
               Revenue Bonds, Series
               1993, 6.125%, 7/01/13
               (Pre-refunded to 7/01/03)

          375 Sandoval County, New           11/02 at 102   Baa1***     401,659
               Mexico, Gross Receipts Tax
               Revenue Refunding Bonds,
               Series 1992, 6.900%,
               11/01/12 (Pre-refunded to
               11/01/02)

          130 Sandoval County, New           12/02 at 102   Baa1***     138,779
               Mexico, Gross Receipts Tax
               Revenue Refunding Bonds,
               Series 1992A, 6.500%,
               12/01/06 (Pre-refunded to
               12/01/02)

          500 Sandoval County, New           11/05 at 101    N/R***     574,125
               Mexico, Gross Receipts Tax
               Revenue Bonds, Subordinate
               Series 1994, 7.150%,
               11/01/10 (Pre-refunded to
               11/01/05)

          327 Santa Fe County, New           No Opt. Call       Aaa     414,191
               Mexico, Revenue Bonds
               (Office and Training
               Facilities Project),
               Series 1990, 9.000%,
               7/01/07

          200 Torrance County, New            7/01 at 100    N/R***     200,434
               Mexico, General Obligation
               Bonds, Series 1993,
               5.500%, 7/01/04 (Pre-
               refunded to 7/01/01)

-------------------------------------------------------------------------------
              Utilities - 9.8%

          875 City of Farmington, New        12/02 at 102       AAA     909,178
               Mexico, Pollution Control
               Revenue Refunding Bonds
               (Public Service Company of
               New Mexico - San Juan and
               Four Corners Projects),
               1992 Series A, 6.375%,
               12/15/22


--------------------------------------------------------------------------------
24

    Principal                                Optional Call                Market
 Amount (000) Description                      Provisions* Ratings**       Value
--------------------------------------------------------------------------------
              Utilities (continued)

   $    2,000 City of Farmington, New         10/09 at 102      BBB- $ 2,017,200
               Mexico, Pollution Control
               Revenue Bonds (Public
               Service Company of New
               Mexico), 1999 Series A,
               6.600%, 10/01/29
               (Alternative Minimum Tax)

        1,000 City of Las Cruces, New          6/05 at 100        A3   1,024,760
               Mexico, South Central
               Solid Waste Authority,
               Environmental Services
               Gross Receipts Tax/Project
               Revenue Bonds, Series
               1995, 6.000%, 6/01/16

        1,000 Incorporated County of Los       7/04 at 102       AAA   1,069,550
               Alamos New Mexico, Utility
               System Revenue Bonds,
               Series 1994A, 6.000%,
               7/01/15

          135 Puerto Rico Electric Power       7/10 at 101       AAA     135,991
               Authority, Power Revenue
               Bonds, Series HH, 5.250%,
               7/01/29

--------------------------------------------------------------------------------
              Water and Sewer - 1.5%

        1,000 City of Albuquerque, New        No Opt. Call       AAA     769,220
               Mexico, Joint Water and
               Sewer System Revenue
               Bonds, Series 1990A, 0.000%,
               7/01/07

--------------------------------------------------------------------------------
   $   52,037 Total Investments (cost                                 51,850,599
               $49,956,495) - 98.4%
--------------------------------------------------------------------------------
------------
              Other Assets Less                                          816,387
               Liabilities - 1.6%
         -----------------------------------------------------------------------
              Net Assets - 100%                                      $52,666,986
         -----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
25

                 Statement of Net Assets
                 May 31, 2001


                                                Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at
 market value                              $ 96,708,782 $39,820,136 $51,850,599
Cash                                          1,755,409     199,489          --
Receivables:
 Interest                                     1,657,751     721,596     980,007
 Investments sold                               639,600   1,063,403      30,000
 Shares sold                                     53,080          --     207,762
Other assets                                      1,359         383         427
-------------------------------------------------------------------------------
  Total assets                              100,815,981  41,805,007  53,068,795
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                       --          --     127,449
Payables:
 Investments purchased                               --     498,920          --
 Shares redeemed                                212,955     195,425     110,997
Accrued expenses:
 Management fees                                 46,388      19,164      24,422
 12b-1 distribution and service fees             18,842      10,996      11,959
 Other                                           82,297      47,180      47,962
Dividends payable                               170,247      68,932      79,020
-------------------------------------------------------------------------------
  Total liabilities                             530,729     840,617     401,809
-------------------------------------------------------------------------------
Net assets                                 $100,285,252 $40,964,390 $52,666,986
-------------------------------------------------------------------------------
Class A Shares
Net assets                                 $ 70,641,641 $32,306,473 $46,358,052
Shares outstanding                            6,516,272   3,224,289   4,529,548
Net asset value and redemption price per
 share                                     $      10.84 $     10.02 $     10.23
Offering price per share (net asset value
 per share plus maximum sales charge of
 4.20% of offering price)                  $      11.32 $     10.46 $     10.68
-------------------------------------------------------------------------------
Class B Shares
Net assets                                 $  4,446,586 $ 4,916,076 $ 3,392,966
Shares outstanding                              410,693     489,930     331,542
Net asset value, offering and redemption
 price per share                           $      10.83 $     10.03 $     10.23
-------------------------------------------------------------------------------
Class C Shares
Net assets                                 $  5,809,205 $ 2,995,363 $ 2,396,064
Shares outstanding                              536,345     299,118     234,184
Net asset value, offering and redemption
 price per share                           $      10.83 $     10.01 $     10.23
-------------------------------------------------------------------------------
Class R Shares
Net assets                                 $ 19,387,820 $   746,478 $   519,904
Shares outstanding                            1,789,689      74,548      50,667
Net asset value, offering and redemption
 price per share                           $      10.83 $     10.01 $     10.26
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
26

                 Statement of Operations
                 Year Ended May 31, 2001



                                              Arizona    Colorado  New Mexico
------------------------------------------------------------------------------
Investment Income                         $ 5,918,261  $2,610,581  $3,051,997
------------------------------------------------------------------------------
Expenses
Management fees                               544,651     228,495     284,183
12b-1 service fees - Class A                  139,423      65,410      91,673
12b-1 distribution and service fees -
  Class B                                      38,597      45,299      28,576
12b-1 distribution and service fees -
  Class C                                      43,335      21,784      17,526
Shareholders' servicing agent fees and
 expenses                                      74,332      31,440      37,185
Custodian's fees and expenses                  51,521      38,672      40,689
Trustees' fees and expenses                     4,820       1,119       1,500
Professional fees                              15,946      12,341      11,810
Shareholders' reports - printing and
 mailing expenses                              34,671      11,848      19,538
Federal and state registration fees            13,001       5,001       7,099
Other expenses                                  7,516       4,351       4,699
------------------------------------------------------------------------------
Total expenses before custodian fee
 credit                                       967,813     465,760     544,478
 Custodian fee credit                         (11,127)     (4,874)     (6,681)
------------------------------------------------------------------------------
Net expenses                                  956,686     460,886     537,797
------------------------------------------------------------------------------
Net investment income                       4,961,575   2,149,695   2,514,200
------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from
 Investments
Net realized gain (loss) from investment
 transactions                                 401,786     461,967     (14,342)
Net change in unrealized appreciation or
 depreciation of investments                5,051,455   1,688,898   2,954,115
------------------------------------------------------------------------------
Net gain from investments                   5,453,241   2,150,865   2,939,773
------------------------------------------------------------------------------
Net increase in net assets from
 operations                               $10,414,816  $4,300,560  $5,453,973
------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
27

                 Statement of Changes in Net Assets


                                   Arizona                    Colorado                  New Mexico
                          --------------------------  -------------------------  -------------------------
                            Year Ended    Year Ended   Year Ended    Year Ended   Year Ended    Year Ended
                               5/31/01       5/31/00      5/31/01       5/31/00      5/31/01       5/31/00
-----------------------------------------------------------------------------------------------------------
Operations
Net investment income     $  4,961,575  $  5,280,363  $ 2,149,695  $  2,129,646  $ 2,514,200  $  2,613,862
Net realized gain (loss)
 from investment
 transactions                  401,786      (147,776)     461,967    (1,306,721)     (14,342)     (736,135)
Net change in unrealized
 appreciation or
 depreciation of
 investments                 5,051,455    (9,625,510)   1,688,898    (3,795,185)   2,954,115    (4,420,670)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 10,414,816    (4,492,923)   4,300,560    (2,972,260)   5,453,973    (2,542,943)
-----------------------------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (3,412,041)   (3,837,164)  (1,681,771)   (1,799,890)  (2,211,944)   (2,481,236)
 Class B                      (167,942)     (168,450)    (209,253)     (195,981)    (121,396)     (110,796)
 Class C                      (251,977)     (264,023)    (133,645)     (122,161)     (99,084)     (103,680)
 Class R                      (992,302)   (1,050,036)     (62,752)      (52,929)     (24,240)      (22,146)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --      (517,437)          --       (94,558)          --            --
 Class B                            --       (27,725)          --       (12,163)          --            --
 Class C                            --       (38,643)          --        (6,962)          --            --
 Class R                            --      (134,127)          --        (2,226)          --            --
-----------------------------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (4,824,262)   (6,037,605)  (2,087,421)   (2,286,870)  (2,456,664)   (2,717,858)
-----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  12,078,773    11,878,838    5,165,375    10,560,611    4,852,934     4,468,682
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               1,970,606     2,671,878      783,727       881,892      940,007     1,021,846
-----------------------------------------------------------------------------------------------------------
                            14,049,379    14,550,716    5,949,102    11,442,503    5,792,941     5,490,528
Cost of shares redeemed    (16,912,857)  (25,053,359)  (8,633,180)  (11,690,132)  (7,389,863)  (10,871,056)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions         (2,863,478)  (10,502,643)  (2,684,078)     (247,629)  (1,596,922)   (5,380,528)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets               2,727,076   (21,033,171)    (470,939)   (5,506,759)   1,400,387   (10,641,329)
Net assets at the
 beginning of year          97,558,176   118,591,347   41,435,329    46,942,088   51,266,599    61,907,928
-----------------------------------------------------------------------------------------------------------
Net assets at the end of
 year                     $100,285,252  $ 97,558,176  $40,964,390  $ 41,435,329  $52,666,986  $ 51,266,599
-----------------------------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income
 at the end of year       $    100,797  $    (36,516) $    21,608  $    (40,666) $   (9,657)  $    (67,193)
-----------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
28

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Arizona Municipal Bond Fund ("Arizona"), the Nuveen Colo-rado Municipal Bond Fund ("Colorado") and the Nuveen New Mexico Municipal Bond Fund ("New Mexico") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2001, Colorado had an outstanding when-issued purchase commitment of $498,920. There were no such outstanding purchase commitments in either of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when dis-tributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2001, have been designated Exempt Interest Dividends.


-------------------------------------------------------------------------------
29

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

2. Fund Shares

Transactions in Fund shares were as follows:

                                             Arizona
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    851,247  $  9,258,306     726,643  $  7,660,379
 Class B                    154,599     1,645,642      74,778       798,568
 Class C                     65,162       696,706     142,388     1,504,921
 Class R                     44,551       478,119     183,749     1,914,970
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    111,799     1,196,824     159,034     1,681,809
 Class B                      4,830        51,735       5,876        62,104
 Class C                     11,847       126,918      13,050       137,901
 Class R                     55,615       595,129      74,773       790,064
----------------------------------------------------------------------------
                          1,299,650    14,049,379   1,380,291    14,550,716
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,237,376)  (13,278,899) (1,780,585)  (18,652,260)
 Class B                   (108,496)   (1,149,297)    (92,844)     (971,413)
 Class C                    (57,595)     (617,453)   (209,947)   (2,201,029)
 Class R                   (174,095)   (1,867,208)   (309,480)   (3,228,657)
----------------------------------------------------------------------------
                         (1,577,562)  (16,912,857) (2,392,856)  (25,053,359)
----------------------------------------------------------------------------
Net increase (decrease)    (277,912) $ (2,863,478) (1,012,565) $(10,502,643)
----------------------------------------------------------------------------

-------------------------------------------------------------------------------
30

                                            Colorado
                         --------------------------------------------------
                              Year Ended                Year Ended
                                5/31/01                   5/31/00
                         ----------------------  --------------------------
                            Shares       Amount       Shares         Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                   259,908  $ 2,581,180      496,701  $   5,003,526
 Class B                   124,036    1,228,779      161,447      1,601,899
 Class C                    85,046      849,243      142,069      1,392,811
 Class R                    51,491      506,173      259,710      2,562,375
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    58,094      573,931       68,272        678,948
 Class B                    10,590      104,892       11,906        118,577
 Class C                     4,905       48,462        3,436         34,089
 Class R                     5,712       56,442        5,085         50,278
----------------------------------------------------------------------------
                           599,782    5,949,102    1,148,626     11,442,503
----------------------------------------------------------------------------
Shares redeemed:
 Class A                  (509,355)  (5,041,734)    (819,108)    (8,096,918)
 Class B                  (121,110)  (1,196,611)    (110,619)    (1,077,525)
 Class C                  (118,685)  (1,169,951)     (48,594)      (475,455)
 Class R                  (123,978)  (1,224,884)    (204,337)    (2,040,234)
----------------------------------------------------------------------------
                          (873,128)  (8,633,180)  (1,182,658)   (11,690,132)
----------------------------------------------------------------------------
Net increase (decrease)   (273,346) $(2,684,078)     (34,032) $    (247,629)
----------------------------------------------------------------------------

                                           New Mexico
                         --------------------------------------------------
                              Year Ended                Year Ended
                                5/31/01                   5/31/00
                         ----------------------  --------------------------
                            Shares       Amount       Shares         Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                   366,189  $ 3,710,657      338,017  $   3,386,367
 Class B                    78,649      797,573       68,420        687,416
 Class C                    28,338      284,376       28,292        286,236
 Class R                     5,969       60,328       11,121        108,663
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    81,990      824,400       90,985        908,337
 Class B                     6,070       61,052        5,889         58,613
 Class C                     3,152       31,679        3,709         37,102
 Class R                     2,268       22,876        1,781         17,794
----------------------------------------------------------------------------
                           572,625    5,792,941      548,214      5,490,528
----------------------------------------------------------------------------
Shares redeemed:
 Class A                  (660,880)  (6,634,039)  (1,009,877)   (10,055,696)
 Class B                   (34,532)    (350,873)     (50,297)      (509,158)
 Class C                   (37,770)    (379,970)     (17,821)      (175,367)
 Class R                    (2,442)     (24,981)     (13,176)      (130,835)
----------------------------------------------------------------------------
                          (735,624)  (7,389,863)  (1,091,171)   (10,871,056)
----------------------------------------------------------------------------
Net increase (decrease)   (162,999) $(1,596,922)    (542,957) $  (5,380,528)
----------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 2, 2001, to shareholders of record on June 8, 2001, as follows:

                     Arizona Colorado New Mexico
------------------------------------------------
Dividend per share:
 Class A              $.0440   $.0430     $.0405
 Class B               .0375    .0370      .0340
 Class C               .0390    .0385      .0355
 Class R               .0460    .0445      .0420
------------------------------------------------


-------------------------------------------------------------------------------
31

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the fiscal year ended May 31, 2001, were as follows:

                                     Arizona    Colorado  New Mexico
------------------------------------------------------------------------------
Purchases:
 Long-term municipal securities  $21,025,284 $13,391,862  $4,871,405
 Short-term municipal securities     500,000   1,000,000     500,000
Sales and maturities:
 Long-term municipal securities   27,645,057  18,043,508   6,815,780
 Short-term municipal securities     500,000   1,000,000     500,000
------------------------------------------------------------------------------

At May 31, 2001, the cost of investments owned for federal income tax purposes were as follows:

                                     Arizona    Colorado  New Mexico
------------------------------------------------------------------------------
                                 $92,714,601 $38,945,694 $49,959,779
------------------------------------------------------------------------------

At May 31, 2001, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                  Colorado New Mexico
-------------------------------------
Expiration Year:
 2003             $     -- $  296,633
 2004                   --    290,586
 2005                   --         --
 2006                   --         --
 2007                   --         --
 2008              470,202    411,479
 2009              374,551    338,997
-------------------------------------
Total             $844,753 $1,337,695
-------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at May 31, 2001, were as follows:

                                 Arizona    Colorado  New Mexico
-----------------------------------------------------------------
Gross unrealized:
 appreciation                $ 5,578,233  $1,871,815  $2,705,901
 depreciation                 (1,584,052)   (997,373)   (815,081)
-----------------------------------------------------------------
Net unrealized appreciation  $ 3,994,181  $  874,442  $1,890,820
-----------------------------------------------------------------

--------------------------------------------------------------------------------
32

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For the next $3 billion             .4750 of 1
For net assets over $5 billion      .4500 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 2001, Nuveen Investments (the "Distribu-tor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                            Arizona Colorado New Mexico
-------------------------------------------------------
Sales charges collected     $57,428  $28,923    $47,361
Paid to authorized dealers   51,417   28,923     41,238
-------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2001, the Distributor compensated autho-rized dealers directly with commission advances at the time of purchase as follows:

                      Arizona Colorado New Mexico
-------------------------------------------------
Commission advances  $110,775  $65,973    $28,775
-------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2001, the Distributor retained such 12b-1 fees as follows:

                     Arizona Colorado New Mexico
------------------------------------------------
12b-1 fees retained  $41,417  $45,225    $25,289
------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2001, as follows:

               Arizona Colorado New Mexico
------------------------------------------
CDSC retained  $32,067  $26,015     $8,502
------------------------------------------

7. Composition of Net Assets

At May 31, 2001, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                           Arizona    Colorado   New Mexico
----------------------------------------------------------------------------
Capital paid-in                       $ 95,936,264 $40,913,093  $52,123,519
Undistributed (Over-distribution of)
 net investment income                     100,797      21,608       (9,657)
Accumulated net realized gain (loss)
 from investment transactions              254,010    (844,753)  (1,340,980)
Net unrealized appreciation of
 investments                             3,994,181     874,442    1,894,104
----------------------------------------------------------------------------
Net assets                            $100,285,252 $40,964,390  $52,666,986
----------------------------------------------------------------------------

-------------------------------------------------------------------------------
33

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  -----------------------
ARIZONA
                                                         From
                                          Net          and in
                                    Realized/          Excess
                               Net Unrealized          of Net                  Ending              Ending
                 Beginning Invest-    Invest-         Invest-                     Net                 Net
Year Ended       Net Asset    ment  ment Gain            ment  Capital          Asset      Total   Assets
May 31,              Value  Income     (Loss)  Total   Income    Gains  Total   Value Return (a)    (000)
---------------------------------------------------------------------------------------------------------
Class A (10/86)
 2001               $10.24    $.54      $ .58  $1.12    $(.52)   $  --  $(.52) $10.84      11.12% $70,642
 2000                11.25     .52       (.94)  (.42)    (.52)    (.07)  (.59)  10.24      (3.75)  69,512
 1999                11.40     .53       (.09)   .44     (.54)    (.05)  (.59)  11.25       3.87   86,452
 1998                10.94     .55        .48   1.03     (.55)    (.02)  (.57)  11.40       9.56   85,922
 1997                10.73     .56        .27    .83     (.56)    (.06)  (.62)  10.94       7.85   82,567
Class B (2/97)
 2001                10.23     .46        .59   1.05     (.45)      --   (.45)  10.83      10.33    4,447
 2000                11.24     .44       (.94)  (.50)    (.44)    (.07)  (.51)  10.23      (4.48)   3,680
 1999                11.39     .45       (.10)   .35     (.45)    (.05)  (.50)  11.24       3.12    4,180
 1998                10.94     .47        .47    .94     (.47)    (.02)  (.49)  11.39       8.67    1,620
 1997(d)             10.92     .16        .02    .18     (.16)      --   (.16)  10.94       1.64      347
Class C (2/94)
 2001                10.23     .48        .59   1.07     (.47)      --   (.47)  10.83      10.56    5,809
 2000                11.24     .46       (.94)  (.48)    (.46)    (.07)  (.53)  10.23      (4.28)   5,290
 1999                11.39     .47       (.09)   .38     (.48)    (.05)  (.53)  11.24       3.33    6,426
 1998                10.94     .49        .47    .96     (.49)    (.02)  (.51)  11.39       8.89    6,328
 1997                10.73     .50        .27    .77     (.50)    (.06)  (.56)  10.94       7.28    3,189
Class R (2/97)
 2001                10.24     .56        .58   1.14     (.55)      --   (.55)  10.83      11.27   19,388
 2000                11.25     .54       (.94)  (.40)    (.54)    (.07)  (.61)  10.24      (3.53)  19,076
 1999                11.40     .56       (.10)   .46     (.56)    (.05)  (.61)  11.25       4.09   21,534
 1998                10.94     .57        .48   1.05     (.57)    (.02)  (.59)  11.40       9.79   20,504
 1997(d)             10.92     .19        .02    .21     (.19)      --   (.19)  10.94       1.96   19,031
---------------------------------------------------------------------------------------------------------
Class (Inception Date)
                               Ratios/Supplemental Data
                 -------------------------------------------------------------------
                                         After          After Credit/
                  Before Credit/     Reimbursement      Reimbursement
                  Reimbursement           (b)                (c)
ARIZONA          ------------------ ------------------ ------------------
                             Ratio              Ratio              Ratio
                            of Net             of Net             of Net
                           Invest-            Invest-            Invest-
                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                 Expenses   Income  Expenses   Income  Expenses   Income
                       to       to        to       to        to       to
                  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended            Net      Net       Net      Net       Net      Net   Turnover
May 31,            Assets   Assets    Assets   Assets    Assets   Assets       Rate
---------------------------------------------------------------------------------------------------------
Class A (10/86)
 2001                 .95%    5.02%      .95%    5.02%      .94%    5.03%        21%
 2000                1.10     4.85      1.06     4.89      1.06     4.90         41
 1999                 .93     4.57       .84     4.67       .84     4.67         16
 1998                 .93     4.77       .83     4.87       .83     4.87         16
 1997                1.05     4.91       .83     5.13       .83     5.13         25
Class B (2/97)
 2001                1.70     4.27      1.70     4.27      1.69     4.28         21
 2000                1.85     4.11      1.82     4.14      1.81     4.15         41
 1999                1.69     3.84      1.58     3.95      1.58     3.95         16
 1998                1.68     3.98      1.51     4.15      1.51     4.15         16
 1997(d)             1.67*    4.38*     1.62*    4.43*     1.62*    4.43*        25
Class C (2/94)
 2001                1.50     4.47      1.50     4.47      1.49     4.48         21
 2000                1.65     4.31      1.61     4.34      1.60     4.35         41
 1999                1.48     4.03      1.39     4.12      1.39     4.12         16
 1998                1.48     4.20      1.35     4.33      1.35     4.33         16
 1997                1.59     4.37      1.38     4.58      1.38     4.58         25
Class R (2/97)
 2001                 .75     5.22       .75     5.22       .74     5.23         21
 2000                 .91     5.06       .87     5.09       .87     5.10         41
 1999                 .73     4.78       .64     4.87       .63     4.87         16
 1998                 .73     4.97       .63     5.07       .63     5.07         16
 1997(d)              .73*    5.32*      .67*    5.38*      .67*    5.38*        25
---------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
34

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
COLORADO
                                                        From
                                         Net          and in
                                   Realized/          Excess
                Beginning     Net Unrealized          of Net                  Ending
                      Net Invest-    Invest-         Invest-                     Net
Year Ended May      Asset    ment  ment Gain            ment  Capital          Asset     Total
31,                 Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
-----------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                ---------------------------------------------------------------------------
                         Before Credit/         After          After Credit/
                         Reimbursement     Reimbursement(b)   Reimbursement(c)
COLORADO                ------------------ ------------------ ------------------
                                    Ratio              Ratio              Ratio
                                   of Net             of Net             of Net
                                  Invest-            Invest-            Invest-
                        Ratio of     ment  Ratio of     ment  Ratio of     ment
                        Expenses   Income  Expenses   Income  Expenses   Income
                 Ending       to       to        to       to        to       to
                    Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended May   Assets      Net      Net       Net      Net       Net      Net   Turnover
31,               (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-----------------------------------------------------------------------------------------------
Class A (5/87)
 2001              $ 9.50    $.52     $  .51  $1.03    $(.51)   $  --  $(.51) $10.02     11.00%
 2000               10.68     .49      (1.14)  (.65)    (.50)    (.03)  (.53)   9.50     (6.18)
 1999               10.81     .50       (.1O)   .40     (.50)    (.03)  (.53)  10.68      3.76
 1998               10.15     .52        .66   1.18     (.52)      --   (.52)  10.81     11.85
 1997                9.79     .53        .35    .88     (.52)      --   (.52)  10.15      9.22
Class B (2/97)
 2001                9.52     .45        .50    .95     (.44)      --   (.44)  10.03     10.07
 2000               10.70     .42      (1.15)  (.73)    (.42)    (.03)  (.45)   9.52     (6.88)
 1999               10.82     .42       (.08)   .34     (.43)    (.03)  (.46)  10.70      3.11
 1998               10.16     .43        .68   1.11     (.45)      --   (.45)  10.82     11.03
 1997(d)            10.21     .12       (.06)   .06     (.11)      --   (.11)  10.16       .61
Class C (2/97)
 2001                9.49     .47        .50    .97     (.45)      --   (.45)  10.01     10.41
 2000               10.67     .43      (1.14)  (.71)    (.44)    (.03)  (.47)   9.49     (6.73)
 1999               10.80     .44       (.10)   .34     (.44)    (.03)  (.47)  10.67      3.19
 1998               10.15     .46        .66   1.12     (.47)      --   (.47)  10.80     11.17
 1997(d)            10.13     .16        .02    .18     (.16)      --   (.16)  10.15      1.75
Class R (2/97)
 2001                9.50     .54        .50   1.04     (.53)      --   (.53)  10.01     11.10
 2000               10.69     .51      (1.15)  (.64)    (.52)    (.03)  (.55)   9.50     (6.08)
 1999               10.81     .52       (.08)   .44     (.53)    (.03)  (.56)  10.69      4.08
 1998               10.16     .54        .66   1.20     (.55)      --   (.55)  10.81     11.98
 1997(d)            10.21     .15       (.06)   .09     (.14)      --   (.14)  10.16       .85
-----------------------------------------------------------------------------------------------
Class A (5/87)
 2001           $32,306     1.00%    5.28%     1.00%    5.28%      .99%    5.29%        33%
 2000            32,448     1.26     4.94      1.26     4.94      1.25     4.95         54
 1999            39,189     1.03     4.54       .96     4.61       .96     4.62         23
 1998            37,285     1.01     4.83      1.00     4.84      1.00     4.84         19
 1997            31,229     1.18     4.87       .74     5.31       .74     5.31         27
Class B (2/97)
 2001             4,916     1.75     4.53      1.75     4.53      1.74     4.54         33
 2000             4,533     2.04     4.19      2.04     4.19      2.03     4.20         54
 1999             4,424     1.78     3.80      1.68     3.90      1.68     3.91         23
 1998             1,661     1.76     4.05      1.75     4.06      1.75     4.06         19
 1997(d)            444     1.78*    4.35*     1.53*    4.60*     1.53*    4.60*        27
Class C (2/97)
 2001             2,995     1.55     4.73      1.55     4.73      1.54     4.74         33
 2000             3,113     1.89     4.38      1.89     4.38      1.88     4.39         54
 1999             2,464     1.58     4.00      1.49     4.10      1.49     4.10         23
 1998               875     1.56     4.24      1.55     4.25      1.55     4.25         19
 1997(d)            103     1.58*    4.67*     1.31*    4.94*     1.31*    4.94*        27
Class R (2/97)
 2001               746      .81     5.47       .81     5.47       .80     5.48         33
 2000             1,342     1.11     5.16      1.11     5.16      1.10     5.17         54
 1999               864      .83     4.74       .76     4.81       .75     4.82         23
 1998               750      .81     5.02       .80     5.03       .80     5.03         19
 1997(d)            413      .83*    5.35*      .58*    5.60*      .58*    5.60*        27
-----------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
35

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations     Less Distributions
                      ------------------------  ---------------------
NEW MEXICO
                                     Net           From
                               Realized/         and in
                              Unrealized         Excess
            Beginning     Net    Invest-         of Net                Ending            Ending
                  Net Invest-       ment        Invest-                   Net               Net
Year Ended      Asset    ment       Gain           ment Capital         Asset     Total  Assets
May 31,         Value  Income     (Loss) Total   Income   Gains Total   Value Return(a)   (000)
-----------------------------------------------------------------------------------------------
Class A (9/92)
 2001        $ 9.66    $.50     $ .56    $1.06   $(.49)  $--    $(.49) $10.23   11.11%  $46,358
 2000         10.58     .47      (.90)    (.43)   (.49)   --     (.49)   9.66   (4.09)   45,795
 1999         10.67     .49      (.09)     .40    (.49)   --     (.49)  10.58    3.74    56,315
 1998         10.16     .50       .51     1.01    (.50)   --     (.50)  10.67   10.17    54,959
 1997          9.81     .51       .35      .86    (.51)   --     (.51)  10.16    8.90    50,807
Class B (2/97)
 2001          9.66     .42       .56      .98    (.41)   --     (.41)  10.23   10.26     3,393
 2000         10.57     .40      (.90)    (.50)   (.41)   --     (.41)   9.66   (4.75)    2,717
 1999         10.67     .41      (.10)     .31    (.41)   --     (.41)  10.57    2.89     2,721
 1998         10.15     .43       .52      .95    (.43)   --     (.43)  10.67    9.46     1,408
 1997(d)      10.24     .12      (.10)     .02    (.11)   --     (.11)  10.15     .18       657
Class C (2/97)
 2001          9.65     .44       .57     1.01    (.43)   --     (.43)  10.23   10.61     2,396
 2000         10.58     .42      (.92)    (.50)   (.43)   --     (.43)   9.65   (4.71)    2,321
 1999         10.67     .43      (.09)     .34    (.43)   --     (.43)  10.58    3.22     2,393
 1998         10.16     .45       .51      .96    (.45)   --     (.45)  10.67    9.60     1,487
 1997(d)      10.23     .12      (.08)     .04    (.11)   --     (.11)  10.16     .43       155
Class R (2/97)
 2001          9.68     .52       .56     1.08    (.50)   --     (.50)  10.26   11.39       520
 2000         10.60     .49      (.90)    (.41)   (.51)   --     (.51)   9.68   (3.89)      434
 1999         10.70     .51      (.10)     .41    (.51)   --     (.51)  10.60    3.86       479
 1998         10.17     .53       .53     1.06    (.53)   --     (.53)  10.70   10.59       466
 1997(d)      10.23     .14      (.07)     .07    (.13)   --     (.13)  10.17     .71       362
-----------------------------------------------------------------------------------------------
Class (Inception Date)
                          Ratios/Supplemental Data
            ------------------------------------------------------------
             Before Credit/       After        After Credit/
             Reimbursement   Reimbursement(b) Reimbursement(c)
NEW MEXICO  ---------------- ---------------- ----------------
                       Ratio            Ratio            Ratio
                          of               of               of
                         Net              Net              Net
                     Invest-          Invest-          Invest-
            Ratio of    ment Ratio of    ment Ratio of    ment
            Expenses  Income Expenses  Income Expenses  Income
                  to      to       to      to       to      to
             Average Average  Average Average  Average Average Portfolio
Year Ended       Net     Net      Net     Net      Net     Net  Turnover
May 31,       Assets  Assets   Assets  Assets   Assets  Assets      Rate
-----------------------------------------------------------------------------------------------
Class A (9/92)
 2001          .99%   4.92%     .99%   4.92%     .97%   4.93%      10%
 2000         1.19    4.73     1.19    4.73     1.19    4.74       24
 1999          .97    4.52      .91    4.58      .90    4.58       14
 1998          .93    4.65      .79    4.79      .79    4.79       13
 1997         1.08    4.76      .77    5.07      .77    5.07       43
Class B (2/97)
 2001         1.73    4.17     1.73    4.17     1.72    4.18       10
 2000         1.97    3.98     1.97    3.98     1.96    3.98       24
 1999         1.72    3.77     1.67    3.82     1.67    3.83       14
 1998         1.68    3.88     1.53    4.03     1.53    4.03       13
 1997(d)      1.68*   4.05*    1.54*   4.19*    1.54*   4.19*      43
Class C (2/97)
 2001         1.54    4.37     1.54    4.37     1.52    4.38       10
 2000         1.76    4.18     1.76    4.18     1.75    4.18       24
 1999         1.52    3.97     1.47    4.03     1.46    4.03       14
 1998         1.48    4.06     1.31    4.23     1.31    4.23       13
 1997(d)      1.48*   4.26*    1.34*   4.40*    1.34*   4.40*      43
Class R (2/97)
 2001          .79    5.12      .79    5.12      .77    5.13       10
 2000         1.01    4.91     1.01    4.91     1.00    4.91       24
 1999          .77    4.72      .71    4.78      .70    4.78       14
 1998          .73    4.86      .58    5.01      .58    5.01       13
 1997(d)       .73*   5.04*     .59*   5.18*     .59*   5.18*      43
-----------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
36

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

We have audited the accompanying statements of net assets of the Nuveen Ari-zona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund and Nuveen New Mexico Municipal Bond Fund (collectively, the "Funds") (each a series of the Nuveen Multistate Trust I (a Massachusetts business trust)), including the portfolios of investments, as of May 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial high-lights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' man-agement. Our responsibility is to express an opinion on these financial state-ments and financial highlights based on our audits. The financial highlights for the Funds for the year ended May 31, 1997 were audited by other auditors whose report dated July 11, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of May 31, 2001, by the correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the over-all financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund and Nuveen New Mexico Municipal Bond Fund as of May 31, 2001, the results of their opera-tions for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting princi-ples generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
July 11, 2001

-------------------------------------------------------------------------------
37

                                     Notes

                                     Notes

                                     Notes

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787









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certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

------
41

        Serving
Investors
        For Generations

-------------------------------------------------------------------------------

[Photo of John Nuveen, Sr. Appears Here]

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.




Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

NUVEEN
     Investments

Nuveen Investments

Nuveen Municipal Bond Fund

Annual Report dated May 31, 2001

Dependable, tax-free income to help you keep more of what you earn.



                             [PHOTO APPEARS HERE]




Nuveen Florida Municipal Bond Fund

Table of Contents

 1  Dear Shareholder

 3  From the Portfolio Manager

 8  Fund Spotlight

 9  Portfolio of Investments

15  Statement of Net Assets

16  Statement of Operations

17  Statement of Changes in Net Assets

18  Notes to Financial Statements

21  Financial Highlights

22  Report of Independent Public
    Accountants

25  Fund Information




                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger
Chairman of the Board


At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Over the past year, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, after the technology bubble burst. As a result, many missed the attractive values compounding for investors continuing to hold core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended. These kinds of experiences dramatically reinforce the importance of maintaining a consistent, long-term investment discipline and staying the course with a well-constructed, diversified portfolio.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. Building on our heritage of leadership in municipal bond investing, we have broadened our expertise across an expanding array of equity and fixed-income investment disciplines. We will continue seeking ways to help advisors and investors participate in the many exciting investment opportunities available today. But no matter how much the investment environment might evolve, our core commitment remains providing you and your advisor with the means for building a balanced portfolio designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing

Consistently balancing core equity investments with fixed-income securities can substantially reduce risk with only a small sacrifice in returns. This strategy not only seeks to provide a dependable base of income with a more comfortable balance of risk, but may also help investors build the confidence to remain fully invested through varied market cycles.

Nuveen's time-tested credit research and surveillance discipline uncovers income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields -- which have declined 25 percent over a 10-year period -- Nuveen's dividends have continued to provide a steady flow of income to investors. We have also made a priority of helping to preserve the investor's accumulated wealth in a tax-efficient manner.





                                                         Annual Report    page 1

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to manage $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, Nuveen offers core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor, call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Before investing or sending money, please read the prospectus carefully.

Thank you for your continued confidence.

Sincerely,

/s/ Timothy R. Schwertfeger
Chairman of the Board
July 16, 2001


Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to help systematically compound your wealth over time.


Annual Report    page 2

From the Portfolio Manager
                                              NUVEEN FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Q. What market environment did the fund experience in the last 12 months and how did this influence your management of the fund?

A. For fixed-income investments, the past year was essentially the story of two different markets -- approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months -- a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices again declined.

     The Florida municipal bond market continued to be distinguished by an uneven supply of bonds, high demand from retail investors and a disproportionate number of high-quality credits. Though we were not able to place a priority on enhancing yield in this environment, we did employ strategies that can exploit such market characteristics to provide additional value to shareholders.

     We focused on optimizing portfolio structure and ensuring that we would remain fully invested by utilizing our research capabilities to identify new investment candidates before selling any assets in the portfolio. We extended call protection by liquidating issues with shorter calls and

--------------------------------------------------------------------------------
      The views expressed in this report reflect those of Nuveen Investment Management (NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

  Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


Your Investment
Management Team
--------------------------------------------------------------------------------


Nuveen's advisor for income investing is Nuveen Investment Management (NIM).
NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return
potential.   Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.





                                                         Annual Report    page 3
     buying several new issues with 10-year call protection. To obtain the highest possible price for bonds we sold, we packaged them in smaller block sizes to appeal to the retail investor market, where demand was especially high. During those months when the availability or quality of bonds did not meet our criteria, we stayed the course and maintained our quality standards in the face of supply limitations.

Q. How did the fund perform on a total return basis during the fiscal year ended May 31, 2001, and what factors contributed to its returns?

A. As shown in the chart below, the fund underperformed its peer groups average total returns, due largely to our primary focus on enhancing the fund's capacity for producing dividends. From a yield standpoint, the fund performed competitively during the term with a distribution yield/1/ at NAV of 5.34 percent at May 31, 2001. This compares favorably with the Lipper Florida Municipal Debt Funds Category Average distribution yield at NAV of
     4.61 percent for the same period.





Annualized Total Returns as of 5/31/01 /2/

                                               One-Year       Five-Year
Florida                                          9.35%          5.36%
Class A Shares at NAV

Lipper Florida Municipal Debt                   11.11%          5.43%
Funds category average /3/

Lehman Brothers Municipal                       12.14%
Bond Index /4/

Tax-Free/5/ Yields as of 5/31/01
Class A Shares at NAV
SEC 30-Day Yield                                 4.87%
Taxable-Equivalent Yield /6/                     7.06%

     Another factor affecting total return was a relative scarcity of lower rated credits in the Florida municipal bond market. In these circumstances, we were restricted in our ability to implement one of the fund's key strategies: leveraging Nuveen's strong research capabilities into yield-enhancing purchases for the fund.

--------------------------------------------------------------------------------
1 The distribution yield differs from yield and total return and is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a fund may be paying out more or less than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

2 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

3 For the Nuveen Florida Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 63 funds in the Lipper Florida Municipal Debt Funds category for the one-year period ended May 31, 2001, and 55 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.


Your Fund's
Investment
Objective
--------------------------------------------------------------------------------
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

Annual Report   page 4

Compared with the equity market, however, fund returns for the period significantly outpaced major stock indices. The Nasdaq plummeted -37.80 percent, the S&P 500 was down -10.55 percent, and the Dow was up just 5.43 percent.

The Florida municipal bond market is generally a high-quality market, with the majority of the bonds either insured or highly rated. When higher-yielding, lower rated bonds are offered, these issues often are available only to institutional investors because the transaction size frequently exceeds the threshold of individual investors. Additionally, this type of credit requires a level of research that only a professional manager may be able to provide. Because of the size and depth of Nuveen Research and our position as one of the large participants in the Florida market, the fund is poised to take advantage of opportunities for bonds with higher yields when they are offered.

A good example is Palm Beach County Multifamily Housing Bonds for the Saddlebrook Apartments. With our buying power and relationships within the municipal industry, we were able to purchase the entire tax-exempt issue. Because of the very attractive yield on the bonds, the purchase helped improve the Fund's income-producing potential.

In early 2001, Nuveen Research performed extensive due diligence that enabled the Fund to purchase a higher-yielding, non-rated Florida Housing Finance Corporation for Pembroke Apartments municipal offering. Nuveen was involved with this transaction from its beginning and was able to structure this security to our specifications, thereby potentially lowering the risk. And because of our buying power, the fund was able to purchase the entire tax-exempt deal.

Q. What makes Florida unique in the municipal bond market, and how can a Florida bond fund offer advantages over purchasing individual bonds?

A. Florida is an anomaly. Although the state does not assess a tax on income, many Florida bonds have historically traded at substantially higher prices than bonds of other states. One reason is their exemption from the Florida Intangible Personal Property Tax, which applies to Florida residents whose non-Florida based assets exceed a minimum threshold on January 1st of each calendar year. With limited new-issue supply this year, this premium for Florida bonds has increased further, pushing their yields down.






4 The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

5 Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, will be subject to tax.

6 Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a federal income tax rate of 31%.



How Your Fund
Pursues Its
Objective
--------------------------------------------------------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.


                                                         Annual Report    page 5

     Many Florida investors buy individual municipal bonds from other states for higher potential yields (and lower prices) during the calendar year, then sell these bonds at year-end to avoid the intangibles tax. This may provide a higher level of tax-exempt income but often exposes the investor to short-term capital gains taxes and additional transaction costs when the bonds are sold.

     Mutual funds like the Nuveen Florida Municipal Bond Fund can offer an advantage in this area. Florida law provides a "safe harbor" by exempting income from the intangibles tax when generated by a mutual fund with at least 90 percent of net assets invested in holdings that are themselves exempt from the tax.

     The result: Florida bond funds can seek to enhance tax-exempt income by investing up to 10 percent of fund assets in potentially higher-yielding municipal bonds from other states without having to sell them at year-end to avoid tax consequences. This provision can help Florida investors enjoy higher income potential without having to take on the responsibility of managing a portfolio of individual bonds themselves.

Q. What is your outlook for the Florida municipal market and plans for the Florida Municipal Bond Fund?

A. We have a favorable outlook for the coming year. Although we expect that the supply of high-yielding credits may continue to be fairly low, we anticipate favorable retail demand, which may provide opportunities to sell some holdings at attractive prices and purchase new bonds with greater yield potential.

    For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market --and the fund -- should continue to benefit.



Annual Report    page 6

In the meantime, we will look to reap the rewards of municipal market outperformance while continuing to prepare for the municipal market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.



                                    Florida
                  Growth of an Assumed $10,000 Investment/7/

                         [Mountain Graph Appears Here]



             ----- Nuveen Florida Municipal Bond Fund (NAV) $18,407

             ----- Nuveen Florida Municipal Bond Fund (Offer) $17,634

             ----- Lehman Brothers Municipal Bond Index $19,821





--------------------------------------------------------------------------------
7 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.



                                                         Annual Report    page 7

Fund Spotlight as of 5-31-01
                                              NUVEEN FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Quick Facts
                          A Shares       B Shares       C Shares       R Shares
--------------------------------------------------------------------------------
NAV                         $ 10.34        $ 10.33        $ 10.34        $ 10.33
--------------------------------------------------------------------------------
CUSIP                     67065L708      67065L658      67065L641      67065L872
--------------------------------------------------------------------------------
Latest Dividend/1/          $0.0460        $0.0395        $0.0415        $0.0475
--------------------------------------------------------------------------------
Inception Date                 6/90           2/97           9/95           2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/
                                as of May 31, 2001          as of March 31, 2001
A Shares                         NAV         Offer            NAV          Offer
--------------------------------------------------------------------------------
1 - Year                       9.35%         4.72%          8.25%          3.66%
--------------------------------------------------------------------------------
5 - Year                       5.36%         4.45%          5.26%          4.36%
--------------------------------------------------------------------------------
10 - Year                      6.28%         5.83%          6.58%          6.12%
--------------------------------------------------------------------------------

B Shares                    w/o CDSC        w/CDSC       w/o CDSC         w/CDSC
1 - Year                       8.53%         4.53%          7.44%          3.44%
--------------------------------------------------------------------------------
5 - Year                       4.59%         4.42%          4.50%          4.33%
--------------------------------------------------------------------------------
10 - Year                      5.79%         5.79%          6.07%          6.07%
--------------------------------------------------------------------------------

C Shares                                       NAV                           NAV
1 - Year                                     8.78%                         7.68%
--------------------------------------------------------------------------------
5 - Year                                     4.79%                         4.69%
--------------------------------------------------------------------------------
10 - Year                                    5.71%                         6.00%
--------------------------------------------------------------------------------

R Shares                                       NAV                           NAV
1 - Year                                     9.54%                         8.34%
--------------------------------------------------------------------------------
5 - Year                                     5.52%                         5.42%
--------------------------------------------------------------------------------
10 - Year                                    6.37%                         6.66%
--------------------------------------------------------------------------------


Tax-Free Yields                                     Bond Credit Quality/4/
                          as of May 31, 2001
                                                    [PIE CHART APPEARS HERE]
A Shares                         NAV   Offer
SEC 30-Day Yield               4.87%   4.67%        AAA/U.S. Guaranteed  49%
--------------------------------------------        ------------------------
Taxable-Equivalent Yield/3/    7.06%   6.77%        AA                    6%
--------------------------------------------        ------------------------
                                                    A                    13%
B Shares                                 NAV        ------------------------
SEC 30-Day Yield                       4.12%        BBB                  11%
--------------------------------------------        ------------------------
Taxable-Equivalent Yield/3/            5.97%        NR                   21%
--------------------------------------------        ------------------------

C Shares                                 NAV
SEC 30-Day Yield                       4.32%
--------------------------------------------
Taxable-Equivalent Yield/3/            6.26%
--------------------------------------------

R Shares                                 NAV
SEC 30-Day Yield                       5.08%
--------------------------------------------
Taxable-Equivalent Yield/3/            7.36%
--------------------------------------------

--------------------------------------------------------------------------------
/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a federal income tax rate of 31%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
--------------------------------------------------------------------------------

Housing (Multifamily)
20%

Utilities
10%

Healthcare
10%

Transportation
10%

Tax Obligation (General)
9%


Portfolio Stats
--------------------------------------------------------------------------------

Total Net Assets
$341.1 million

Average Duration
7.97

Average Effective Maturity
21.29 years


--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.



Annual Report    page 8

                 Portfolio of Investments
                 Nuveen Florida Municipal Bond Fund
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 5.0%

     $    750 Clay County Development        7/02 at 102       AA- $    786,930
               Authority, Industrial
               Development Revenue
               Refunding Bonds (Cargill
               Incorporated Project),
               Series 1992, 6.400%,
               3/01/11

        5,500 Escambia County, Florida,      8/04 at 102      BBB+    5,737,545
               Pollution Control Revenue
               Bonds (Champion
               International Project),
               Series 1994, 6.900%,
               8/01/22 (Alternative
               Minimum Tax)

        8,350 Escambia County, Florida,      9/06 at 102      Baa1    8,472,077
               Pollution Control Revenue
               Bonds (Champion
               International Project),
               Series 1996, 6.400%,
               9/01/30 (Alternative
               Minimum Tax)

          600 City of Jacksonville,          3/02 at 102       AA-      618,492
               Florida, Industrial
               Development Revenue
               Refunding Bonds (Cargill
               Incorporated Project),
               Series 1992, 6.400%,
               3/01/11

        1,500 Nassau County, Florida,        7/03 at 102       Baa    1,475,730
               Pollution Control Revenue
               Refunding Bonds (ITT
               Rayonier Inc. Project),
               Series 1993, 6.200%,
               7/01/15

-------------------------------------------------------------------------------
              Consumer Cyclicals - 2.1%

       10,000 Hillsborough County,           4/10 at 101       N/R    7,220,900
               Florida, Industrial
               Development Authority,
               Exempt Facilities Revenue
               Bonds (National Gypsum
               Company - Apollo Beach
               Project), Series 2000B,
               7.125%, 4/01/30
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 0.9%

          300 Brevard County, Florida,      11/02 at 102      BBB-      310,419
               Educational Facilities
               Authority, Educational
               Facilities Refunding and
               Improvement Revenue
               Bonds, Series 1992,
               6.875%, 11/01/22

        3,000 Capital Projects Finance      10/11 at 102       AAA    2,828,100
               Authority, Student
               Housing Revenue Bonds
               (Capital Projects Loan
               Program), Series 2001F-1,
               5.000%, 10/01/31

-------------------------------------------------------------------------------
              Healthcare - 10.1%

        3,000 Jacksonville Health           11/01 at 102       AA+    3,103,830
               Facilities Authority,
               Florida, Hospital
               Facilities Refunding
               Revenue Bonds, Series
               1991 (St. Luke's Hospital
               Association Project),
               7.125%, 11/15/20

        4,000 City of Lakeland, Florida,    11/06 at 102       AAA    3,943,000
               Hospital Revenue
               Refunding Bonds, Series
               1996 (Lakeland Regional
               Medical Center Project),
               5.250%, 11/15/25

        2,320 Martin County Health          11/01 at 101       AAA    2,373,894
               Facilities Authority,
               Florida, Hospital Revenue
               Refunding Bonds, Series
               1990A (Martin Memorial
               Hospital), 7.125%,
               11/15/04

        2,250 City of Miami Beach,          No Opt. Call      BBB-    2,251,800
               Florida, Health
               Facilities Authority,
               Hospital Revenue Bonds,
               Series 2001A (Mount Sinai
               Medical Center of Florida
               Project), 6.125%,
               11/15/11

        5,000 North Broward Hospital         1/11 at 101        A-    4,934,800
               District, Florida,
               Improvement Revenue
               Bonds, Series 2001,
               6.000%, 1/15/31

        2,500 Orange County Health          11/01 at 102       AAA    2,587,225
               Facilities Authority,
               Florida, Hospital Revenue
               Bonds, Series 1991-A
               (Adventist Health
               System/Sunbelt, Inc.),
               6.875%, 11/15/15

        2,500 Orange County Health          11/01 at 102       AAA    2,578,275
               Facilities Authority,
               Florida, Hospital Revenue
               Bonds, Series 1991-B
               (Adventist Health
               System/Sunbelt, Inc.),
               6.750%, 11/15/21

       10,645 Orange County Health          11/05 at 102       AAA   10,625,413
               Facilities Authority,
               Florida, Hospital Revenue
               Bonds, Series 1995
               (Adventist Health
               System/Sunbelt Obligated
               Group), 5.250%, 11/15/20

        2,040 City of Tallahassee,          12/10 at 100        A3    2,097,752
               Florida, Health
               Facilities Revenue Bonds,
               Series 2000 (Tallahassee
               Memorial Healthcare, Inc.
               Project), 6.375%,
               12/01/30

-------------------------------------------------------------------------------
              Housing/Multifamily -
               20.6%

          600 Housing Finance Authority      2/05 at 102       AAA      643,848
               of Broward County,
               Florida, Multifamily
               Housing Revenue Refunding
               Bonds (Lakeside
               Apartments Project),
               Series 1995, 7.000%,
               2/01/25

          250 Housing Finance Authority      8/06 at 102       AAA      263,158
               of Broward County,
               Florida, Multifamily
               Housing Revenue Refunding
               Bonds (Boardwalk
               Apartments Project),
               Series 1996, 6.200%,
               8/01/16

          850 Housing Finance Authority     10/08 at 102       N/R      852,278
               of Broward County,
               Florida, Multifamily
               Housing Revenue Bonds
               (Stirling Apartments
               Project), Series 1998,
               5.400%, 10/01/11
               (Alternative Minimum Tax)

       11,195 Housing Finance Authority      7/09 at 102       N/R   10,763,433
               of Broward County,
               Florida, Multifamily
               Housing Revenue Bonds
               (The Pier Club Apartments
               Project), Series 1999,
               7.000%, 7/01/34

        2,700 Duval County Housing           4/05 at 102      BBB-    2,832,030
               Finance Authority,
               Florida, Multifamily
               Housing Revenue Refunding
               Bonds (Greentree Place
               Project), Series 1995,
               6.750%, 4/01/25

          710 Florida Housing Finance        6/02 at 103       AAA      737,711
               Agency, General Mortgage
               Revenue Refunding Bonds,
               1992 Series A,
               6.400%, 6/01/24


--------------------------------------------------------------------------------
9

                 Portfolio of Investments
                 Nuveen Florida Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

              Florida Housing Finance
              Agency, Housing Revenue
              Bonds (Antigua Club
              Apartments Project), 1995
              Series A1:
     $  1,000  6.750%, 8/01/14               2/05 at 102       AAA $  1,054,560
               (Alternative Minimum Tax)
        5,000  6.875%, 8/01/26               2/05 at 102       AAA    5,293,250
               (Alternative Minimum Tax)

        1,115 Florida Housing Finance        2/05 at 102       AAA    1,180,395
               Agency, Housing Revenue
               Bonds (Brittany of
               Rosemont Apartments
               Project), 1995 Series C1,
               6.875%, 8/01/26
               (Alternative Minimum Tax)

              Florida Housing Finance
              Agency, Housing Revenue
              Bonds (The Vineyards
              Project), 1995 Series H:
        1,260  6.400%, 11/01/15             11/05 at 102      BBB-    1,296,553
        1,660  6.500%, 11/01/25             11/05 at 102      BBB-    1,693,831

        2,000 Florida Housing Finance        8/06 at 102       AAA    2,110,140
               Agency, Multifamily
               Housing Revenue Refunding
               Bonds (Players Club),
               1991 Series C, 6.200%,
               8/01/16

        3,500 Florida Housing Finance       10/06 at 102       AAA    3,672,760
               Agency, Housing Revenue
               Bonds (Villas of Capri
               Project), 1996 Series H,
               6.100%, 4/01/17
               (Alternative Minimum Tax)

        1,000 Florida Housing Finance        9/06 at 102       AAA    1,041,020
               Agency, Housing Revenue
               Bonds (Leigh Meadows
               Apartments Project), 1996
               Series N, 6.300%, 9/01/36
               (Alternative Minimum Tax)

        1,000 Florida Housing Finance        9/06 at 102       AAA    1,041,020
               Agency, Housing Revenue
               Bonds (Stoddert Arms
               Apartments Project),
               1996 Series O, 6.300%,
               9/01/36 (Alternative
               Minimum Tax)

       10,000 Florida Housing Finance        7/08 at 102       N/R    9,264,500
               Agency, Housing Revenue
               Bonds (Whistlers Cove
               Apartment Project),
               Series 1998 T1, 6.500%,
               1/01/39 (Alternative
               Minimum Tax) (Mandatory
               put 1/01/28)

        1,670 Florida Housing Finance       12/08 at 102        A+    1,587,469
               Corporation, Housing
               Revenue Refunding Bonds
               (Hunters Ridge at
               Deerwood Apartments),
               1998 Series O, 5.250%,
               12/01/18

       10,000 Florida Housing Finance       No Opt. Call       N/R    9,998,400
               Corporation, Revenue
               Bonds (Pembroke
               Apartments), Series
               2001B, 7.750%, 2/01/41

        1,000 Orange County Housing         10/01 at 101      BBB+    1,006,280
               Finance Authority,
               Florida, Multifamily
               Housing Revenue Bonds
               (Ashley Point Apartments
               Project), 1994 Series A,
               7.100%, 10/01/24
               (Alternative Minimum Tax)

          750 Housing Finance Authority      6/08 at 102       N/R      722,858
               of Palm Beach County,
               Florida, Multifamily
               Housing Revenue Bonds
               (Windsor Park Apartments
               Project), Series 1998,
               5.900%, 6/01/38
               (Alternative Minimum Tax)

       13,100 Housing Finance Authority      7/10 at 102       N/R   13,286,151
               of Palm Beach County,
               Florida, Multifamily
               Housing Revenue Bonds
               (Saddlebrook Apartments
               Project), Series 2000A,
               7.450%, 7/01/40
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               4.5%

        1,115 Housing Finance Authority     No Opt. Call       AAA      253,618
               of Broward County,
               Florida, Home Mortgage
               Revenue Bonds, 1985
               Series A, 0.000%, 4/01/16

        1,825 Housing Finance Authority      3/05 at 102       Aaa    1,921,652
               of Clay County, Florida,
               Single Family Mortgage
               Revenue Bonds, Series
               1995 (Multi-County
               Program), 6.550%, 3/01/28
               (Alternative Minimum Tax)

          176 Housing Finance Authority     12/01 at 102       AAA      180,456
               of Dade County, Florida,
               Single Family Mortgage
               Revenue Refunding Bonds,
               1991 Series D, 6.950%,
               12/15/12

           25 Housing Finance Authority      9/01 at 102       Aaa       25,524
               of Dade County, Florida,
               Single Family Mortgage
               Revenue Bonds, 1991
               Series E, 7.000%, 3/01/24

        1,000 Housing Finance Authority      4/05 at 102       AAA    1,061,180
               of Dade County, Florida,
               Single Family Mortgage
               Revenue Bonds, Series
               1995, 6.700%, 4/01/28
               (Alternative Minimum Tax)

          210 Duval County Housing           9/01 at 102       AAA      216,229
               Finance Authority, Single
               Family Mortgage Revenue
               Bonds (GNMA Mortgage-
               Backed Securities
               Program), Series 1990A,
               7.650%, 9/01/10

          510 Duval County Housing          10/04 at 102       Aaa      531,548
               Finance Authority, Single
               Family Mortgage Revenue
               Bonds (GNMA Mortgage-
               Backed Securities
               Program), Series 1994,
               6.550%, 10/01/15
               (Alternative Minimum Tax)

          185 Escambia County Housing        4/02 at 102       Aaa      190,415
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds,
               Series 1992A (Multi-
               County Program), 6.900%,
               4/01/20 (Alternative
               Minimum Tax)

          445 Escambia County Housing        4/05 at 102       AAA      469,938
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds,
               Series 1995 (Multi-County
               Program), 6.950%,
               10/01/27 (Alternative
               Minimum Tax)

          930 Florida Housing Finance        7/04 at 102       AAA      958,021
               Agency, Single Family
               Mortgage Revenue
               Refunding Bonds, Series
               A, 6.250%, 7/01/11

--------------------------------------------------------------------------------
10

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Housing/Single Family
              (continued)

              Florida Housing Finance
              Agency, Single Family
              Mortgage Revenue
              Refunding Bonds, Series
              1995A:
     $    675  6.550%, 7/01/14                1/05 at 102       AAA $    718,720
               (Alternative Minimum
               Tax)
          680  6.650%, 1/01/24                1/05 at 102       AAA      718,053
               (Alternative Minimum
               Tax)

        1,590 Leon County, Florida,          No Opt. Call       AAA    1,808,132
               Housing Finance
               Authority, Single
               Family Mortgage Revenue
               Bonds, Series 1995B
               (Multi-County Program),
               7.300%, 1/01/28
               (Alternative Minimum
               Tax)

          465 Housing Finance                11/05 at 102       Aaa      496,327
               Authority of Manatee
               County, Florida, Single
               Family Mortgage Revenue
               Bonds, Series 1994,
               Subseries 3, 7.600%,
               11/01/26 (Alternative
               Minimum Tax)

        9,125 Orange County, Florida,    9/08 at 27 23/32       Aaa    1,590,123
               Housing Finance
               Authority, Homeowner
               Revenue Bonds, 1999
               Series A-2, 0.000%,
               3/01/31

          575 Housing Finance                 9/01 at 102       Aaa      591,474
               Authority of Palm Beach
               County, Florida, Single
               Family Mortgage Revenue
               Bonds, 1990 Series B,
               7.600%, 3/01/23

          930 Pinellas County,                2/05 at 102       AAA      973,552
               Florida, Housing
               Finance Authority,
               Single Family Mortgage
               Revenue Bonds, Series
               1995A (Multi-County
               Program), 6.650%,
               8/01/21 (Alternative
               Minimum Tax)

        1,350 Pinellas County,                3/07 at 102       Aaa    1,446,660
               Florida, Housing
               Finance Authority,
               Single Family Mortgage
               Revenue Bonds, Series
               1998A (Multi-County
               Program), 6.850%,
               3/01/29 (Alternative
               Minimum Tax)

        1,160 Polk County, Florida,           9/01 at 102       Aaa    1,184,557
               Housing Finance
               Authority, Single
               Family Mortgage Revenue
               Refunding Bonds, Series
               1991A, 7.150%, 9/01/23

--------------------------------------------------------------------------------
              Long-Term Care - 8.8%

       10,000 City of Atlantic Beach,        10/09 at 101         A    9,992,200
               Florida, Health Care
               Facilities Revenue
               Refunding Bonds (Fleet
               Landing Project),
               Series 1999, 6.000%,
               10/01/29

              Escambia County Health
              Facilities Authority,
              Florida, Health
              Facilities Revenue Bonds
              (Azalea Trace, Inc.),
              Series 1997:
        1,000  6.000%, 1/01/15                1/07 at 102       N/R      901,830
        1,595  6.100%, 1/01/19                1/07 at 102       N/R    1,391,350

              Jacksonville Health
              Facilities Authority,
              Florida, Tax Exempt
              Industrial Development
              Revenue Bonds (National
              Benevolent Association -
               Cypress Village,
              Florida, Project),
              Series 1996A:
          690  6.125%, 12/01/16              12/06 at 102      Baa2      634,048
        1,000  6.250%, 12/01/26              12/06 at 102      Baa2      897,260

        1,550 Osceola County                 11/01 at 102       AAA    1,601,290
               Industrial Development
               Authority, Florida,
               Revenue Bonds (The
               Evangelical Lutheran
               Good Samaritan Society
               Project), Series 1991,
               6.750%, 5/01/16

        8,000 Palm Beach County,             11/06 at 102        A-    7,592,080
               Florida, Health
               Facilities Authority,
               Retirement Community
               Revenue Bonds (Adult
               Communities Total
               Services, Inc.
               Obligated Group),
               Series 1996, 5.625%,
               11/15/20

        4,000 Palm Beach County,             12/06 at 102        A+    4,224,520
               Florida, Industrial
               Development Revenue
               Bonds (Lourdes-Noreen
               McKeen Residence for
               Geriatric Care, Inc.
               Project), Series 1996,
               6.625%, 12/01/26

              Sarasota County,
              Florida, Health
              Facilities Authority,
              Health Facilities
              Revenue Refunding Bonds
              (Sunnyside Properties
              Project), Series 1995:
          540  5.500%, 5/15/02               No Opt. Call       N/R      541,620
          570  5.500%, 5/15/03               No Opt. Call       N/R      572,297
          600  5.500%, 5/15/04               No Opt. Call       N/R      600,822
          170  5.500%, 5/15/05               No Opt. Call       N/R      169,048
        1,000  6.000%, 5/15/10                5/06 at 102       N/R      939,300

--------------------------------------------------------------------------------
              Tax Obligation/General -
               9.5%

              Village of Bolingbrook,
              Illinois, General
              Obligation Bonds, Series
              1999C Refunding:
        2,540  0.000%, 1/01/29             1/09 at 33 7/8       AAA      507,695
        7,750  0.000%, 1/01/31            1/09 at 30 5/16       AAA    1,374,463
        7,750  0.000%, 1/01/33            1/09 at 27 3/32       AAA    1,223,105
        1,325  0.000%, 1/01/34           1/09 at 25 21/32       AAA      197,240

              State of Florida, Full
              Faith and Credit,
              Broward County
              Expressway Authority
              Bonds, General
              Obligation Bonds, Series
              of 1984:
        4,000  9.875%, 7/01/09               No Opt. Call       AAA    5,300,920
        1,000  10.000%, 7/01/14              No Opt. Call       AAA    1,447,920


--------------------------------------------------------------------------------
11

                 Portfolio of Investments
                 Nuveen Florida Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

     $  2,165 State of Florida, Full        No Opt. Call       AA+ $  2,965,985
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Bonds, Series
               1985, 9.125%, 6/01/14

        3,000 State of Florida, Full         6/01 at 100       AA+    2,875,410
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Bonds, Series
               1989-A (Refunding Bonds),
               5.000%, 6/01/24

              State of Florida, Full
              Faith and Credit, State
              Board of Education, Public
              Education Capital Outlay
              Bonds, 1996 Series B:
        2,220  4.750%, 6/01/21               6/07 at 101       AA+    2,056,342
        4,120  4.500%, 6/01/27               6/07 at 101       AA+    3,586,996

        5,000 State of Florida, Full         6/08 at 101       AAA    4,582,100
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Bonds, 1997 Series
               B, 4.750%, 6/01/23

        3,000 State of Florida, Full         6/09 at 101       AAA    2,641,410
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Refunding Bonds,
               1999 Series B, 4.500%,
               6/01/24

              Palm Beach County,
              Florida, General
              Obligation Bonds
              (Recreational and Cultural
              Facilities Program),
              Series 1999A:
        1,560  5.750%, 8/01/18               8/09 at 100       AAA    1,635,941
        1,970  5.750%, 8/01/19               8/09 at 100       AAA    2,060,522
-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               8.4%

        4,635 Dade County, Florida,         10/06 at 102       AAA    4,379,519
               Special Obligation and
               Refunding Bonds, Series
               1996B, 5.000%, 10/01/35

          190 The School Board of            2/02 at 100       AAA      193,240
               Escambia County, Florida,
               Certificates of
               Participation, Series
               1992, 6.375%, 2/01/12

        1,500 State of Florida               3/04 at 102        A+    1,569,090
               Department of
               Corrections, Certificates
               of Participation, Series
               1994, 6.000%, 3/01/14

        5,000 The County of Hernando,       No Opt. Call       AAA    6,419,400
               Florida, Revenue Bonds
               (Criminal Justice Complex
               Financing Program), 1986
               Series, 7.650%, 7/01/16

          250 City of Jacksonville,         10/02 at 102       AAA      263,450
               Florida, Excise Taxes
               Revenue Refunding Bonds,
               Series 1992, 6.500%,
               10/01/13

          940 Martin County, Florida,       11/05 at 100        A2      981,623
               Special Assessment Bonds
               (Tropical Farms Water and
               Sewer Special Assessment
               District), Series 1995,
               5.900%, 11/01/11

        1,000 Miami Beach Redevelopment     12/04 at 102      Baa1    1,004,140
               Agency, Florida, Tax
               Increment Revenue Bonds
               (City Center/Historic
               Convention Village),
               Series 1993, 5.875%,
               12/01/22 (Alternative
               Minimum Tax)

        3,760 Miami-Dade County,            10/10 at 102       AAA    3,781,921
               Florida, Industrial
               Development Revenue Bonds
               (BAC Funding Corporation
               Project), Series 2000A,
               5.375%, 10/01/30

        1,750 Northern Palm Beach            8/09 at 101       N/R    1,727,583
               County, Florida,
               Improvement District,
               Water Control and
               Development Bonds, Unit
               of Development No. 9B,
               Series 1999, 6.000%,
               8/01/29

        5,550 Okaloosa County, Florida,     10/10 at 101       AAA    5,806,077
               Fourth Cent Tourist
               Development Tax Revenue
               Bonds, Series 2000,
               5.625%, 10/01/30

        1,000 City of Palm Beach             7/01 at 100       AAA    1,003,610
               Gardens, Florida, Special
               Obligation Revenue Bonds,
               Series 1990, 7.250%,
               7/01/15

        3,300 City of Tampa, Florida,       No Opt. Call       AAA    1,431,540
               Utilities Tax Improvement
               Bonds, Series 1996,
               0.000%, 4/01/17

-------------------------------------------------------------------------------
              Transportation - 9.9%

        6,000 Broward County, Florida,      10/11 at 101       AAA    5,839,740
               Airport System Revenue
               Bonds, 2001 Series J-1,
               5.250%, 10/01/26
               (Alternative Minimum Tax)
               (WI, settling 6/13/01)

        8,000 City of Chicago, Illinois,    No Opt. Call       N/R    7,871,920
               O'Hare International
               Airport, Special Facility
               Revenue Bonds (United Air
               Lines Inc. Project),
               Series 2001A, 6.375%,
               11/01/35 (Alternative
               Minimum Tax) (Mandatory
               put 5/01/13)

        1,000 Dade County, Florida,         10/02 at 102       AAA    1,052,970
               Aviation Revenue Bonds,
               1992 Series B, 6.550%,
               10/01/13
               (Alternative Minimum Tax)

       11,000 Dallas-Fort Worth, Texas,     No Opt. Call      BBB-   11,375,540
               International Airport
               Facilities Improvement
               Corporation, Revenue
               Refunding Bonds (American
               Airlines), Series 2000C,
               6.150%, 5/01/29
               (Alternative Minimum Tax)
               (Mandatory put 11/01/07)

        1,000 Hillsborough County           10/06 at 102       AAA    1,045,910
               Aviation Authority,
               Florida, Tampa
               International Airport
               Revenue Bonds, Series
               1996B, 5.875%, 10/01/23

              Sanford Airport Authority,
              Florida, Industrial
              Development Revenue Bonds
              (Central Florida Terminals
              Inc. Project), Series
              1995A:
        3,000  7.500%, 5/01/15               5/06 at 102       N/R    3,094,950
               (Alternative Minimum Tax)
        3,270  7.750%, 5/01/21               5/06 at 102       N/R    3,401,814
               (Alternative Minimum Tax)

--------------------------------------------------------------------------------
12

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed - 9.5%

     $    255 Dade County, Florida,          4/04 at 102     A3*** $    279,034
               Special Obligation Bonds
               (Courthouse Center
               Project), Series 1994,
               6.300%, 4/01/14 (Pre-
               refunded to 4/01/04)

        1,500 Dade County Health            No Opt. Call       AAA    1,601,115
               Facilities Authority,
               Florida, Hospital Revenue
               Bonds (Baptist Hospital
               of Miami Project), Series
               1991A, 5.750%, 5/01/21

          300 Dade County Health             8/02 at 102       AAA      318,720
               Facilities Authority,
               Hospital Revenue
               Refunding Bonds (North
               Shore Medical Center
               Project), Series 1992,
               6.500%, 8/15/15 (Pre-
               refunded to 8/15/02)

          310 The School Board of            2/02 at 100       AAA      317,452
               Escambia County, Florida,
               Certificates of
               Participation, Series
               1992, 6.375%, 2/01/12
               (Pre-refunded to 2/01/02)

        1,425 Florida Housing Finance        6/01 at 101       AAA    1,442,855
               Agency, Multifamily
               Housing Revenue Bonds
               (GNMA Collateralized -
                Driftwood Terrace
               Apartments Project), 1989
               Series I, 7.650%,
               12/20/31 (Alternative
               Minimum Tax) (Pre-
               refunded to 6/20/01)

          300 State of Florida, Full         7/02 at 101    AA+***      314,901
               Faith and Credit,
               Division of Bond Finance
               of the Department of
               General Services,
               Pollution Control Bonds,
               Series Y, 6.600%, 7/01/17
               (Pre-refunded to 7/01/02)

          335 State of Florida, Full         6/01 at 100       AAA      458,129
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Bonds, Series
               1985, 9.125%, 6/01/14

        2,000 State of Florida, Board of     6/02 at 101       AAA    2,095,620
               Education, Public
               Education Capital Outlay
               Bonds, Series 1991-C,
               6.625%, 6/01/17 (Pre-
               refunded to 6/01/02)

        2,990 Hillsborough County,           7/02 at 102     A1***    3,158,098
               Florida, Environmentally
               Sensitive Land
               Acquisition and
               Protection Program Bonds,
               Series 1992, 6.250%,
               7/01/08 (Pre-refunded to
               7/01/02)

        5,750 Hillsborough County,           8/01 at 102       AAA    5,899,155
               Florida, Refunding
               Utility Revenue Bonds,
               Series 1991A, 6.500%,
               8/01/16 (Pre-refunded to
               8/01/01)

          145 Orange County, Florida,       No Opt. Call       AAA      162,745
               Sales Tax Revenue Bonds,
               Series 1989, 6.125%,
               1/01/19

          235 Orange County, Florida,        4/02 at 102       AAA      246,405
               Water Utilities System
               Revenue Bonds, Series
               1992, 6.250%, 10/01/17
               (Pre-refunded to 4/01/02)

          215 Orange County Housing          7/01 at 102       AAA      219,743
               Finance Authority, GNMA
               Collateralized Mortgage
               Revenue Refunding Bonds,
               1990 Series A, 7.600%,
               1/01/24 (Pre-refunded to
               7/01/01)

        1,000 The School Board of Palm       8/04 at 101       AAA    1,097,060
               Beach County, Florida,
               Certificates of
               Participation, Series
               1994A, 6.375%, 8/01/15
               (Pre-refunded to 8/01/04)

          500 City of St. Petersburg        12/01 at 102       AAA      519,745
               Health Facilities
               Authority, Florida,
               Revenue Bonds (Allegany
               Health System Loan
               Program), Series 1985A,
               7.000%, 12/01/15 (Pre-
               refunded to 12/01/01)

        2,000 City of St. Petersburg        12/03 at 100       AAA    2,073,900
               Health Facilities
               Authority, Florida,
               Allegany Health System
               Revenue Bonds (St.
               Anthony's Health Care
               Center, Inc.), Series
               1991, 6.750%, 12/01/21
               (Pre-refunded to
               12/01/03)

        2,500 The School Board of            7/04 at 101       AAA    2,764,475
               Seminole County, Florida,
               Certificates of
               Participation, Series
               1994B, 6.750%, 7/01/14
               (Pre-refunded to 7/01/04)

        5,000 Sunrise Lakes Phase 4          8/05 at 102   BBB-***    5,666,250
               Recreation District,
               Florida, General
               Obligation and Revenue
               Bonds, Series 1995A,
               6.750%, 8/01/24 (Pre-
               refunded to 8/01/05)

        2,000 City of Tampa, Florida,       12/04 at 102       AAA    2,234,640
               Allegany Health System
               Revenue Bonds, St.
               Joseph's Hospital, Inc.
               Issue, Series 1994,
               6.500%, 12/01/23 (Pre-
               refunded to 12/01/04)

          335 City of Tampa, Florida,       10/02 at 101       AAA      351,780
               Water and Sewer Systems
               Revenue Bonds, Series
               1992A, 6.000%, 10/01/17
               (Pre-refunded to
               10/01/02)

        1,000 Coral Springs Turtle Run       5/03 at 100   BBB+***    1,058,330
               Community Development
               District, Florida, Water
               Management Benefit Tax
               Refunding Bonds, Series
               1993, 6.400%, 5/01/11
               (Pre-refunded to 5/01/03)

-------------------------------------------------------------------------------
              Utilities - 10.2%

        6,000 Citrus County, Florida,        1/02 at 102        A1    6,223,440
               Pollution Control
               Refunding Revenue Bonds,
               Series 1992A (Florida
               Power Corporation -
                Crystal River Power
               Plant Project), 6.625%,
               1/01/27

        2,500 Hillsborough County            8/01 at 103        A1    2,589,075
               Industrial Development
               Authority, Florida,
               Pollution Control Revenue
               Bonds (Tampa Electric
               Company Project), Series
               1991, 7.875%, 8/01/21

       10,000 City of Lakeland, Florida,    10/10 at 100       AAA   10,082,000
               Energy System Revenue
               Bonds, Series 2000B,
               5.500%, 10/01/40

        2,125 Lee County, Florida, Solid    10/01 at 102       AAA    2,190,684
               Waste System Revenue
               Bonds, Series 1991A,
               7.000%, 10/01/11
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
13

                 Portfolio of Investments
                 Nuveen Florida Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                                Optional Call
 Amount (000) Description                      Provisions* Ratings** Market Value
----------------------------------------------------------------------------------
              Utilities (continued)

     $  1,000 Orlando, Florida,               No Opt. Call       Aa2 $  1,183,770
               Utilities Commission,
               Water and Electric
               Subordinated Revenue
               Bonds, Series 1989D,
               6.750%, 10/01/17

        1,250 Orlando, Florida,               10/02 at 102       Aa2    1,288,038
               Utilities Commission,
               Water and Electric
               Subordinated Revenue
               Bonds, Series 1992A,
               6.000%, 10/01/20

        4,000 Pinellas County,                 6/01 at 102        A2    4,091,800
               Florida, Pollution
               Control Refunding
               Revenue Bonds, Series
               1991 (Florida Power
               Corporation - Anclote
               and Bartow Power Plants
               Project), 7.200%,
               12/01/14

        5,250 City of Port St. Lucie,          9/11 at 100       AAA    5,100,323
               Florida, Utility System
               Revenue Bonds, Series
               2001, 5.125%, 9/01/31
               (WI, settling 6/07/01)

        2,000 St. Lucie County,                5/02 at 102       AA-    2,062,520
               Florida, Solid Waste
               Disposal Revenue Bonds,
               Series 1992 (Florida
               Power and Light Company
               Project), 6.700%,
               5/01/27 (Alternative
               Minimum Tax)

----------------------------------------------------------------------------------
              Water and Sewer - 2.8%

          705 City of Callaway, Bay            9/06 at 102       AAA      746,271
               County, Florida,
               Wastewater System
               Revenue Bonds, Series
               1996A, 6.000%, 9/01/26

              City of Clearwater,
              Florida, Water and Sewer
              Revenue Refunding Bonds,
              Series 1998:
        2,155  0.000%, 12/01/12           12/08 at 85 7/16       AAA    1,196,153
        1,000  0.000%, 12/01/13          12/08 at 80 15/16       AAA      520,979

        1,000 Town of Davie, Florida,         10/02 at 102       AAA    1,037,399
               Water and Sewer
               Improvement and
               Refunding Revenue
               Bonds, Series 1992,
               6.250%, 10/01/17

          600 The City of Daytona             11/02 at 102       AAA      628,859
               Beach, Florida, Water
               and Sewer Revenue
               Bonds, Series 1992,
               6.000%, 11/15/14

        2,000 Escambia County                 No Opt. Call       AAA      997,819
               Utilities Authority,
               Florida, Utility System
               Revenue Bonds, Series
               1992B, 0.000%, 1/01/15

          375 City of Jacksonville,            6/02 at 102        A-      387,142
               Florida, Water and
               Sewer Development
               Revenue Bonds, Series
               1992 (Jacksonville
               Suburban Utilities
               Corporation Project),
               6.750%, 6/01/22
               (Alternative Minimum
               Tax)

          250 Town of Jupiter,                10/01 at 102       AAA      257,877
               Florida, Water Revenue
               Bonds, Series 1992B,
               6.250%, 10/01/18

              Manatee County, Florida,
               Public Utilities
               Revenue Refunding and
               Improvement Bonds,
               Series 1991C:
        1,850  0.000%, 10/01/08               No Opt. Call       AAA    1,345,948
        2,800  0.000%, 10/01/09               No Opt. Call       AAA    1,926,931

          265 Orange County, Florida,          4/02 at 102       AAA      273,209
               Water Utilities System
               Revenue Bonds, Series
               1992, 6.250%, 10/01/17

          165 City of Tampa, Florida,         10/02 at 101       AAA      168,858
               Water and Sewer Systems
               Revenue Bonds, Series
               1992A, 6.000%, 10/01/17
----------------------------------------------------------------------------------
     $375,231 Total Investments (cost                                 348,961,004
               $340,355,882) - 102.3%
----------------------------------------------------------------------------------
------------
              Other Assets Less                                        (7,840,207)
               Liabilities - (2.3)%
         -------------------------------------------------------------------------
              Net Assets - 100%                                      $341,120,797
         -------------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
14

                 Statement of Net Assets
                 Nuveen Florida Municipal Bond Fund
                 May 31, 2001


----------------------------------------------------------------------
Assets
Investments in municipal securities, at market value      $348,961,004
Receivables:
 Interest                                                    5,672,965
 Investments sold                                            1,036,917
 Shares sold                                                   436,070
Other assets                                                    14,065
----------------------------------------------------------------------
  Total assets                                             356,121,021
----------------------------------------------------------------------
Liabilities
Cash overdraft                                               3,073,453
Payables:
 Investments purchased                                      10,881,254
 Shares redeemed                                               268,083
Accrued expenses:
 Management fees                                               155,315
 12b-1 distribution and service fees                            70,458
 Other                                                          94,263
Dividends payable                                              457,398
----------------------------------------------------------------------
  Total liabilities                                         15,000,224
----------------------------------------------------------------------
Net assets                                                $341,120,797
----------------------------------------------------------------------
Class A Shares
Net assets                                                $239,836,817
Shares outstanding                                          23,199,644
Net asset value and redemption price per share            $      10.34
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)         $      10.79
----------------------------------------------------------------------
Class B Shares
Net assets                                                $ 22,628,829
Shares outstanding                                           2,190,436
Net asset value, offering and redemption price per share  $      10.33
----------------------------------------------------------------------
Class C Shares
Net assets                                                $ 19,960,917
Shares outstanding                                           1,930,775
Net asset value, offering and redemption price per share  $      10.34
----------------------------------------------------------------------
Class R Shares
Net assets                                                $ 58,694,234
Shares outstanding                                           5,680,278
Net asset value, offering and redemption price per share  $      10.33
----------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
15

                 Statement of Operations
                 Nuveen Florida Municipal Bond Fund
                 Year Ended May 31, 2001


----------------------------------------------------------------------
Investment Income                                         $21,629,038
----------------------------------------------------------------------
Expenses
Management fees                                             1,850,775
12b-1 service fees - Class A                                  493,117
12b-1 distribution and service fees - Class B                 191,083
12b-1 distribution and service fees - Class C                 135,925
Shareholders' servicing agent fees and expenses               190,927
Custodian's fees and expenses                                 187,072
Trustees' fees and expenses                                     8,936
Professional fees                                              14,730
Shareholders' reports - printing and mailing expenses          51,620
Federal and state registration fees                             7,420
Other expenses                                                 18,276
----------------------------------------------------------------------
Total expenses before custodian fee credit                  3,149,881
 Custodian fee credit                                         (28,467)
----------------------------------------------------------------------
Net expenses                                                3,121,414
----------------------------------------------------------------------
Net investment income                                      18,507,624
----------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investment transactions              1,115,078
Net change in unrealized appreciation or depreciation of
 investments                                               10,862,894
----------------------------------------------------------------------
Net gain from investments                                  11,977,972
----------------------------------------------------------------------
Net increase in net assets from operations                $30,485,596
----------------------------------------------------------------------




                                See accompanying notes to financial statements.


-------------------------------------------------------------------------------
16

                 Statement of Changes in Net Assets
                 Nuveen Florida Municipal Bond Fund


                                                   Year ended    Year Ended
                                                      5/31/01       5/31/00
----------------------------------------------------------------------------
Operations
Net investment income                            $ 18,507,624  $ 19,265,698
Net realized gain (loss) from investment
 transactions                                       1,115,078    (2,184,113)
Net change in unrealized appreciation or
 depreciation of investments                       10,862,894   (26,098,616)
----------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                        30,485,596    (9,017,031)
----------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
 Class A                                          (13,113,017)  (14,690,289)
 Class B                                             (912,909)     (776,137)
 Class C                                             (864,928)     (818,455)
 Class R                                           (3,227,589)   (3,229,875)
From accumulated net realized gains from
 investment transactions:
 Class A                                                   --      (235,458)
 Class B                                                   --       (16,056)
 Class C                                                   --       (15,568)
 Class R                                                   --       (50,141)
----------------------------------------------------------------------------
Decrease in net assets from distributions to
 shareholders                                     (18,118,443)  (19,831,979)
----------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                   38,206,430    76,566,543
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions               5,298,688     5,658,065
----------------------------------------------------------------------------
                                                   43,505,118    82,224,608
Cost of shares redeemed                           (56,515,449) (102,414,624)
----------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
 share transactions                               (13,010,331)  (20,190,016)
----------------------------------------------------------------------------
Net increase (decrease) in net assets                (643,178)  (49,039,026)
Net assets at the beginning of year               341,763,975   390,803,001
----------------------------------------------------------------------------
Net assets at the end of year                    $341,120,797  $341,763,975
----------------------------------------------------------------------------
Undistributed (Over-distribution of) net
 investment income at the end of year            $    154,037  $   (235,144)
----------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
17

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Florida Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2001, the Fund had outstanding when-issued purchase commitments of $10,881,254.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less fre-quently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provi-sion is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2001, have been designated Exempt Interest Divi-dends.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

-------------------------------------------------------------------------------
18

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended May 31, 2001.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the spe-cific class.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

2. Fund Shares

Transactions in Fund shares were as follows:

                               Year Ended                 Year Ended
                                 5/31/01                    5/31/00
                         ------------------------  --------------------------
                             Shares        Amount       Shares         Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                  2,335,701  $ 24,067,026    5,472,990  $  56,132,319
 Class B                    656,986     6,776,367      606,071      6,204,693
 Class C                    464,931     4,792,735      742,489      7,562,351
 Class R                    250,444     2,570,302      658,885      6,667,180
Shares issued to shareholders due to reinvestment
 of distributions:
 Class A                    284,033     2,919,082      326,276      3,348,209
 Class B                     19,530       200,725       16,498        168,646
 Class C                     19,159       197,029       18,606        190,224
 Class R                    192,915     1,981,852      190,394      1,950,986
------------------------------------------------------------------------------
                          4,223,699    43,505,118    8,032,209     82,224,608
------------------------------------------------------------------------------
Shares redeemed:
 Class A                 (4,508,112)  (46,333,933)  (8,353,990)   (85,005,388)
 Class B                   (239,903)   (2,465,509)    (333,318)    (3,404,697)
 Class C                   (274,459)   (2,810,993)    (529,326)    (5,386,171)
 Class R                   (477,453)   (4,905,014)    (851,984)    (8,618,368)
------------------------------------------------------------------------------
                         (5,499,927)  (56,515,449) (10,068,618)  (102,414,624)
------------------------------------------------------------------------------
Net increase (decrease)  (1,276,228) $(13,010,331)  (2,036,409) $ (20,190,016)
------------------------------------------------------------------------------

3. Distributions to Shareholders

The Fund declared dividend distributions from its tax-exempt net investment income which were paid on July 2, 2001, to shareholders of record on June 8, 2001, as follows:

---------------------------
Dividend per share:
 Class A             $.0460
 Class B              .0395
 Class C              .0415
 Class R              .0475
---------------------------

-------------------------------------------------------------------------------
19

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities during the fiscal year ended May 31, 2001, aggregated $76,251,327 and $75,168,025, respectively. There were no purchases or sales (including maturities) of investments in short-term municipal securities dur-ing the fiscal year ended May 31, 2001.

At May 31, 2001, the cost of investments owned for federal income tax purposes was $340,355,882.

At May 31, 2001, the Fund had an unused capital loss carryforward of $1,138,134 available for federal income tax purposes to be applied against fu-ture capital gains, if any. If not applied, the carryforward will expire in the year 2008.

5. Unrealized Appreciation (Depreciation)

At May 31, 2001, net unrealized appreciation of investments for federal income tax purposes aggregated $8,605,122 of which $14,079,814 related to appreciated securities and $5,474,692 related to depreciated securities.

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of the Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For the next $3 billion             .4750 of 1
For net assets over $5 billion      .4500 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 2001, Nuveen Investments (the "Distribu-tor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares of approximately $207,600 of which ap-proximately $191,200 were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2001, the Distributor compensated autho-rized dealers directly with approximately $332,300 in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distrib-utor. During the fiscal year ended May 31, 2001, the Distributor retained ap-proximately $192,600 in such 12b-1 fees. The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor also collected and retained approximately $44,600 of CDSC on share redemptions during the fiscal year ended May 31, 2001.

7. Composition of Net Assets

At May 31, 2001, the Fund had an unlimited number of $.01 par value shares au-thorized. Net assets consisted of:

----------------------------
Capital paid-
 in            $333,499,772
Undistributed
 net
 investment
 income             154,037
Accumulated
 net realized
 gain (loss)
 from
 investment
 transactions    (1,138,134)
Net
 unrealized
 appreciation
 of
 investments      8,605,122
----------------------------
Net assets     $341,120,797
----------------------------


-------------------------------------------------------------------------------
20

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                  Investment Operations              Less Distributions
                            -------------------------------    ------------------------------
FLORIDA
                                              Net                  From
                                        Realized/                and in
                                       Unrealized                Excess
                Beginning        Net      Invest-                of Net                          Ending
                      Net    Invest-         ment               Invest-                             Net
Year Ended          Asset       ment         Gain                  ment    Capital                Asset         Total
May 31,             Value     Income       (Loss)     Total      Income      Gains    Total       Value     Return(a)
---------------------------------------------------------------------------------------------------------------------
 Class A (6/90)
 2001              $ 9.97      $.56         $ .36     $ .92       $(.55)    $  --    $(.55)     $10.34          9.35%
 2000               10.76       .54          (.77)     (.23)       (.55)     (.01)    (.56)       9.97         (2.17)
 1999               10.94       .55          (.14)      .41        (.55)     (.04)    (.59)      10.76          3.78
 1998               10.60       .56           .34       .90        (.55)     (.01)    (.56)      10.94          8.67
 1997               10.39       .56           .21       .77        (.56)       --     (.56)      10.60          7.59
 Class B (2/97)
 2001                9.96       .48           .36       .84        (.47)       --     (.47)      10.33          8.53
 2000               10.77       .46          (.79)     (.33)       (.47)     (.01)    (.48)       9.96         (3.10)
 1999               10.95       .47          (.14)      .33        (.47)     (.04)    (.51)      10.77          3.05
 1998               10.61       .48           .35       .83        (.48)     (.01)    (.49)      10.95          7.89
 1997(d)            10.59       .16           .02       .18        (.16)       --     (.16)      10.61          1.70
 Class C (9/95)
 2001                9.97       .50           .36       .86        (.49)       --     (.49)      10.34          8.78
 2000               10.77       .48          (.78)     (.30)       (.49)     (.01)    (.50)       9.97         (2.79)
 1999               10.95       .49          (.14)      .35        (.49)     (.04)    (.53)      10.77          3.22
 1998               10.60       .50           .36       .86        (.50)     (.01)    (.51)      10.95          8.20
 1997               10.39       .50           .21       .71        (.50)       --     (.50)      10.60          7.00
 Class R (2/97)
 2001                9.96       .58           .35       .93        (.56)       --     (.56)      10.33          9.54
 2000               10.76       .56          (.78)     (.22)       (.57)     (.01)    (.58)       9.96         (2.07)
 1999               10.94       .57          (.14)      .43        (.57)     (.04)    (.61)      10.76          4.01
 1998               10.60       .58           .35       .93        (.58)     (.01)    (.59)      10.94          8.91
 1997(d)            10.59       .19           .01       .20        (.19)       --     (.19)      10.60          1.93
---------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                     Ratios/Supplemental Data
                ------------------------------------------------------------------------------------------------
                                Before Credit/              After               After Credit/
                                Reimbursement          Reimbursement(b)        Reimbursement(c)
FLORIDA                     --------------------     --------------------    ---------------------
                                           Ratio                    Ratio                    Ratio
                                              of                       of                       of
                                             Net                      Net                      Net
                                         Invest-                  Invest-                  Invest-
                            Ratio of        ment     Ratio of        ment     Ratio of        ment
                            Expenses      Income     Expenses      Income     Expenses      Income
                  Ending         to          to           to          to           to          to
                     Net    Average     Average      Average     Average      Average     Average     Portfolio
Year Ended        Assets        Net         Net          Net         Net          Net         Net      Turnover
May 31,            (000)     Assets      Assets       Assets      Assets       Assets      Assets          Rate
----------------------------------------------------------------------------------------------------------------
 Class A (6/90)
 2001           $239,837        .88%       5.42%         .88%       5.42%         .87%       5.43%          22%
 2000            250,178       1.02        5.27         1.02        5.27         1.01        5.28           18
 1999            297,505        .84        5.00          .84        5.00          .84        5.00           19
 1998            292,399        .84        5.13          .84        5.13          .84        5.13           14
 1997            296,970        .96        5.20          .82        5.34          .82        5.34           54
 Class B (2/97)
 2001             22,629       1.63        4.67         1.63        4.67         1.62        4.68           22
 2000             17,476       1.79        4.52         1.79        4.52         1.78        4.53           18
 1999             15,768       1.59        4.25         1.59        4.25         1.59        4.25           19
 1998              5,266       1.59        4.35         1.59        4.35         1.59        4.35           14
 1997(d)             785       1.58*       4.52*        1.58*       4.52*        1.58*       4.52*          54
 Class C (9/95)
 2001             19,961       1.43        4.87         1.43        4.87         1.42        4.88           22
 2000             17,167       1.59        4.72         1.59        4.72         1.58        4.73           18
 1999             16,034       1.39        4.45         1.39        4.45         1.39        4.45           19
 1998              7,646       1.39        4.58         1.39        4.58         1.39        4.58           14
 1997              5,130       1.46        4.64         1.35        4.75         1.35        4.75           54
 Class R (2/97)
 2001             58,694        .68        5.62          .68        5.62          .67        5.63           22
 2000             56,943        .83        5.47          .83        5.47          .82        5.48           18
 1999             61,496        .64        5.20          .64        5.20          .64        5.20           19
 1998             56,428        .64        5.33          .64        5.33          .64        5.33           14
 1997(d)          54,247        .64*       5.55*         .64*       5.55*         .64*       5.55*          54
----------------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
21

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

We have audited the accompanying statement of net assets of the Nuveen Florida Municipal Bond Fund (the "Fund") (a series of the Nuveen Multistate Trust I (a Massachusetts business trust)), including the portfolio of investments, as of May 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the pe-riod then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the Fund for the year ended May 31, 1997 were audited by other auditors whose report dated July 11, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reason-able basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Florida Municipal Bond Fund as of May 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
July 11, 2001

-------------------------------------------------------------------------------
22

                                     Notes

----
23

                                     Notes

----
24

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.


-------
25

     Serving
Investors
     For Generations



[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]


A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth,

Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

Nuveen
 Investments

                                                               N U V E E N
                                                                     Investments

--------------------------------------------------------------------------------
Nuveen Municipal Bond Funds
--------------------------------------------------------------------------------
                                       Annual Report dated May 31, 2001
                                     -------------------------------------------

Dependable, tax-free income
                    to help you keep more of what you earn.

                             [Photo appears here]

                                             Nuveen Maryland Municipal Bond Fund
                                         Nuveen Pennsylvania Municipal Bond Fund
                                             Nuveen Virginia Municipal Bond Fund

Table of Contents

1   Dear Shareholder
3   Nuveen Maryland Municipal Bond Fund
       From the Portfolio Manager
       Fund Spotlight
7   Nuveen Pennsylvania Municipal Bond Fund
       From the Portfolio Manager
       Fund Spotlight
11  Nuveen Virginia Municipal Bond Fund
       From the Portfolio Manager
       Fund Spotlight
15  Portfolio of Investments
29  Statement of Net Assets
30  Statement of Operations
31  Statement of Changes in Net Assets
33  Notes to Financial Statements
39  Financial Highlights
42  Report of Independent Public Accountants
45  Fund Information

                             Must be preceded by or accompanied by a prospectus.

Serving
Investors
For Generations
--------------------------------------------------------------------------------
A 100-Year Tradition of Quality Investments

John Nuveen, Sr.
[Photo of John Nuveen, Sr. appears here]

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.
Financial statements:
  Included in the Prospectus:
    Financial Highlights
  Accompanying the Statement of Additional Information are the Funds' most recent Annual Reports:
    Portfolio of Investments
    Statement of Net Assets
    Statement of Operations
    Statement of Changes in Net Assets.
    Report of Independent Public Accountants

Item 23: Exhibits.


 a.1       Declaration of Trust of Registrant. Filed as Exhibit 1(a) to
           Registrant's Registration Statement on Form N-1A (File No.
           333-16617) and incorporated herein by reference thereto.
 a.2 Amendment to Declaration of Trust of Registrant dated Septem-ber 15, 2000. Filed as Exhibit a.2 to Post-Effective Amendment
           No. 5 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16617) and incorporated herein by reference thereto.
 a.3 Amended Establishment and Designation of Series of Shares of Beneficial Interest dated September 15, 2000. Filed as Exhibit
           a.3 to Post-Effective Amendment No. 5 to Registrant's Regis-tration Statement on Form N-1A (File No. 333-16617) and incor-porated herein by reference thereto.
 a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit 1(c) to Registrant's
           Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.
 a.5 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effec-tive Amendment No. 1 to Registrant's Registration Statement on
           Form N-1A (File No. 333-16617) and incorporated herein by ref-erence thereto.
 b. By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Reg-istration Statement on Form N-1A (File No. 333-16617) and in-corporated herein by reference thereto.
 b.1       Amendment to By-Laws. Filed as Exhibit b.1 to Post-Effective
           Amendment No. 4 to Registrant's Registration Statement on Form
           N-1A (File No. 333-16617) and incorporated herein by reference thereto.
 c.        Specimen certificates of Shares of each Fund. Filed as Exhibit
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-16617) and incorporated herein by reference thereto.
 d.        Investment Management Agreement between Registrant and Nuveen
           Advisory Corp. Filed as Exhibit 5 to Post-Effective Amendment
           No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16617) and incorporated herein by reference thereto.
 d.1       Amendment and Renewal of Investment Management Agreement dated
           June 1, 2000.
 d.2       Renewal of Investment Management Agreement dated June 5, 2001.
 e.        Distribution Agreement between Registrant and John Nuveen &
           Co. Incorporated. Filed as Exhibit 6 to Post-Effective Amend-ment No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16617) and incorporated herein by reference thereto.
 e.1       Renewal of Distribution Agreement dated July 31, 2001.
 f.        Not applicable.
 g.        Custodian Agreement between Registrant and Chase Manhattan
           Bank. Filed as Exhibit 8 to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-16617) and incorporated herein by reference thereto.
 h.        Transfer Agency Agreement between Registrant and Chase Global
           Funds Services Company. Filed as Exhibit h to Post-Effective
           Amendment No. 3 to Registrant's Registration Statement on Form
           N-1A (File No. 333-16617) and incorporated by reference there-to.
 i.        Opinion of Morgan, Lewis, and Bockius LLP.
 j. Consent of Arthur Andersen LLP, Independent Public Accoun-tants.
 k.        Not applicable.
 l.        Not applicable.

     m.    Amended Plan of Distribution and Service Pursuant to Rule 12b-
           1 for the Class A Shares, Class B Shares and Class C Shares of
           each Fund. Filed as Exhibit m to Post-Effective Amendment No.
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-16617) and incorporated herein by reference thereto.
     o.    Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Ex-
           hibit 18 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16617) and incorporated herein by reference
           thereto.
 99(a).    Original Powers of Attorney for all of Registrant's trustees, authorizing among others, Gifford R. Zimmerman and Alan G.
           Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit 99(a) to Post-Effective Amendment No.
           5 to Registrant's Registration Statement on Form N-1A (File
           No. 333-16617) and incorporated herein by reference thereto.
 99(b).    Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-
           istrant's Registration Statement pursuant to power of attor-
           ney.
 99(c).    Code of Ethics and Reporting Requirements.


Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $66,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV and Nuveen Municipal Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend

Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund and Nuveen Ohio Dividend Advantage Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.


For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than John P. Amboain, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

John P. Amboian is President, formerly Executive Vice President and Chief Financial Officer, and Director of Nuveen Advisory Corp., the investment adviser. Mr. Amboian has, during the last two years, been President, formerly Executive Vice President and Chief Financial Officer of Nuveen Investments, the John Nuveen Company and Nuveen Institutional Advisory Corp.; Executive Vice President of Rittenhouse Financial Services, Inc. and President and Chief Operating Officer of Nuveen Senior Loan Asset Management Inc. (since September
1999).

Item 27: Principal Underwriters

(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen Floating Rate Fund and Nuveen Senior Income Fund.

(b)


Name and
Principal          Positions and Offices                Positions and Offices
Business Address   with Underwriter                     with Registrant
-----------------------------------------------------------------------------
Timothy R.         Chairman of the Board,               Chairman of the Board
Schwertfeger       Chief Executive Officer and Director and Director
333 West Wacker
Drive
Chicago, IL 60606
John P. Amboian    President                            None
333 West Wacker
Drive
Chicago, IL 60606
William Adams IV   Executive Vice President             None
333 West Wacker
Drive
Chicago, IL 60606
Alan G. Berkshire  Senior Vice President and Secretary  Vice President and
333 West Wacker                                         Assistant Secretary
Drive
Chicago, IL 60606
Robert K. Burke    Vice President                       None
333 West Wacker
Drive
Chicago, IL 60606
Peter H. D'Arrigo  Vice President and Treasurer         None
333 West Wacker
Drive
Chicago, IL 60606
Stephen D. Foy     Vice President                       Vice President and
333 West Wacker                                         Controller
Drive
Chicago, IL 60606
Anna R. Kucinskis  Vice President                       Vice President
333 West Wacker
Drive
Chicago, IL 60606
Robert B. Kuppen-  Vice President                       None
heimer
19900 MacArthur
Blvd.
Irvine, CA 92612
Larry W. Martin    Vice President and                   Vice President and
333 West Wacker    Assistant Secretary                  Assistant Secretary
Drive
Chicago, IL 60606
Thomas C. Muntz    Vice President                       None
333 West Wacker
Drive
Chicago, IL 60606

                                                                 Positions and
Name and Principal           Positions and Offices               Offices
Business Address             with Underwriter                    with Registrant
-----------------------------------------------------------------------------------
Paul C. Williams             Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
Allen J. Williamson          Group President                     None
333 West Wacker Drive
Chicago, IL 60606
Margaret E. Wilson           Vice President and                  None
333 West Wacker Drive        Corporate Controller
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                      Vice President and
333 West Wacker Drive        and Assistant Secretary             Secretary
Chicago, IL 60606

(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.


Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.


Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to Registration Statement No. 333-16617 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of September, 2001.


                                      NUVEEN MULTISTATE TRUST I

                                          /s/ Gifford R. Zimmerman
                                      ------------------------------------------
                                          Gifford R. Zimmerman, Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


            Signature                     Title                       Date
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and            September 28, 2001
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee                   /s/ Gifford R.
      Anne E. Impellizzeri       Trustee                    Zimmerman
         Peter R. Sawers         Trustee

                                                 By_____________________________
                                                        Gifford R. Zimmerman

   William J. Schneider     Trustee                       Attorney-in-Fact



   Judith M. Stockdale      Trustee
                                                      September 28, 2001


An original power of attorney authorizing, among others, Gifford R. Zimmerman and Alan G. Berkshire to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and previously filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


                                                                   Sequentially
  Exhibit                                                            Numbered
  Number                          Exhibit                              Page
  -------                         -------                          ------------
     d.1   Amendment and Renewal of Investment Management Agree-
           ment dated June 1, 2000.
     d.2   Renewal of Investment Management Agreement dated June
           5, 2001.
     e.1   Renewal of Distribution Agreement dated July 31,
           2001.
     i.    Opinion of Morgan Lewis & Bockius LLP.
     j.    Consent of Arthur Andersen LLP, Independent Public
           Accountants.
 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.
 99(c).    Code of Ethics and Reporting Requirements.